Registration Statement No.333-71377

811-8732

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 5

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. ___

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
(Exact Name of Registrant)

FIRST CITICORP LIFE INSURANCE COMPANY
(Name of Depositor)

333 West 34th Street, 10th Floor, New York, New York 10001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (212) 615-7201

Ernest J. Wright

First Citicorp Life Insurance Company

One Cityplace

Hartford, CT 06103-3415

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]	____ days after filing pursuant to paragraph (a) of Rule 485

[ ]	on ____________________________ pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[ ]	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

PART A

Information Required in a Prospectus

CitiElite Annuity Prospectus

First Citicorp Life Variable Annuity Separate Account
Citicorp Life Variable Annuity Separate Account

This prospectus describes CitiElite Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

High Yield Bond Trust	Smith Barney Investment Series
Money Market Portfolio (Travelers)	Smith Barney Growth and Income Portfolio
AIM Variable Insurance Funds, Inc.	Smith Barney Large Cap Core Portfolio
AIM V.I. Premier Equity Fund — Series I	Smith Barney Premier Selections All Cap Growth Portfolio
AIM V.I. Premier Equity Fund — Series I	The Travelers Series Trust
AllianceBernstein Variable Product Series Fund, Inc.	Equity Income Portfolio
AllianceBernstein Growth and Income Portfolio — Class B(1)	Large Cap Portfolio
AllianceBernstein Premier Growth Portfolio — Class B(2)	MFS Emerging Growth Portfolio
AllianceBernstein Technology Portfolio — Class B(3)	MFS Mid Cap Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	MFS Research Portfolio
Franklin Small Cap Fund — Class 2 Shares	Travelers Quality Bond Portfolio
Templeton Foreign Securities Fund — Class 2 Shares	Travelers Series Fund Inc.
Greenwich Street Series Fund	AIM Capital Appreciation Portfolio
Appreciation Portfolio	MFS Total Return Portfolio
Equity Index Portfolio — Class II Shares	Putnam Diversified Income Portfolio
Fundamental Value Portfolio	Smith Barney Aggressive Growth Portfolio
PIMCO Variable Insurance Trust	Smith Barney International All Cap Growth Portfolio
Total Return Portfolio — Administrative Class	Smith Barney Large Cap Value Portfolio
Putnam Variable Trust	Smith Barney Large Capitalization Growth Portfolio
Putnam VT International Equity Fund — Class IB Shares(4)	Smith Barney Mid Cap Core Portfolio
Putnam VT Small Cap Value Fund — Class IB Shares	Van Kampen Life Investment Trust
Salomon Brothers Variable Series Funds Inc.	Comstock Portfolio Class II Shares
All Cap Fund — Class I(5)	Emerging Growth Portfolio Class II Shares
High Yield Bond Fund — Class I	Variable Annuity Portfolios
Investors Fund — Class I	Smith Barney Small Cap Growth Opportunities Portfolio
Total Return Fund — Class I	Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2

______________

(1)	Formerly Growth and Income Portfolio — Class B	(4)	Formerly Putnam VT International Growth Fund — Class IB Shares
(2)	Formerly Premier Growth Portfolio — Class B	(5)	Formerly Capital Fund — Class I
(3)	Formerly Technology Portfolio — Class B

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Citicorp Life Insurance Company, One Cityplace, Hartford, Connecticut 06183, call 1-800-497-4857 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2003

Glossary	3	Payment Options	29
Summary	5	Election of Options	29
Fee Table	8	Annuity Options	30
Condensed Financial Information	14	Income Options	30
The Annuity Contract	14	Variable Liquidity Benefit	30
Contract Owner Inquiries	14	Miscellaneous Contract Provisions	31
Purchase Payments	14	Right to Return	31
Accumulation Units	14	Termination	31
The Variable Funding Options	15	Required Reports	31
The Fixed Account	18	Suspension of Payments	31
Charges and Deductions	19	The Separate Accounts	31
General	19	Performance Information	32
Withdrawal Charge	19	Federal Tax Considerations	33
Free Withdrawal Allowance	20	Non-Resident Aliens	33
Administrative Charges	20	General Taxation of Annuities	33
Mortality and Expense Risk Charge	21	Types of Contracts: Qualified or
Variable Liquidity Benefit Charge	21	Nonqualified	33
Variable Funding Option Expenses	21	Nonqualified Annuity Contracts	33
Premium Tax	21	Puerto Rico Tax Considerations	34
Changes in Taxes Based Upon Premium or Value	21	Qualified Annuity Contracts	34
Transfers	21	Penalty Tax for Premature Distributions	34
Dollar Cost Averaging	22	Diversification Requirements for
Access to Your Money	23	Variable Annuities	34
Systematic Withdrawals	23	Ownership of the Investments	35
Loans	23	Mandatory Distributions for Qualified
Ownership Provisions	24	Plans	35
Types of Ownership	24	Taxation of Death Benefit Proceeds	35
Contract Owner	24	Other Information	35
Beneficiary	24	The Insurance Companies	35
Annuitant	24	Financial Statements	35
Contingent Annuitant	24	Distribution of Variable Annuity Contracts	36
Death Benefit	25	Conformity with State and Federal Laws	36
Death Proceeds Before the Maturity Date	25	Voting Rights	36
Payment of Proceeds	26	Legal Proceedings and Opinions	36
Spousal Contract Continuance	27	Appendix A: Condensed Financial Information:
Beneficiary Contract Continuance	27	Citicorp Life Variable Annuity
Death Proceeds After the Maturity Date	28	Separate Account	A-1
The Annuity Period	28	Appendix B: Condensed Financial Information:
Maturity Date	28	First Citicorp Life Variable Annuity
Allocation of Annuity	28	Separate Account	B-1
Variable Annuity	28	Appendix C: The Fixed Account	C-1
Fixed Annuity	29	Appendix D: Contents of the Statement
		of Additional Information	D-1

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of the First Citicorp Life Insurance Company or Citicorp Life Insurance Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — the First Citicorp Life Insurance Company or Citicorp Life Insurance Company

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
CitiElite Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? If you reside in New York, your issuing company is First Citicorp Life Insurance Company, otherwise your issuing company is Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company (“the Company,” “We” or “Us”). Each company sponsors its own segregated asset account (“Separate Account”). First Citicorp Life sponsors the First Citicorp Life Variable Annuity Separate Account for Variable Annuities (“First Citicorp Life Variable Annuity Separate Account”); Citicorp Life sponsors the Citicorp Life Variable Annuity Separate Account for Variable Annuities (“Citicorp Life Variable Annuity Separate Account”). When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified Contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchase with beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Fuding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date Anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 7%, decreasing to 0% in years eight and later.

During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 7% of the amount withdrawn will be assessed. (See Variable Liquidity Benefit.)

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, Joint Owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of either Company’s Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2002 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the Purchase Payments withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than

0 years	3 years	7%
3 years	4 years	6%
4 years	5 years	5%
5 years	6 years	4%
6 years	7 years	3%
7+ years		0%

Other Annual Charges

Annual Contract Administrative Charge	$30

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%

Total Separate Account Charges	1.40%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	10.76%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of the average daily net assets of the funding option)

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

High Yield Bond Trust	0.55%	—	0.16%	0.71%(1)
Money Market Portfolio (Travelers)	0.38%	—	0.04%	0.42%(2)
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	0.75%	—	0.42%	1.17%
AIM V.I. Premier Equity Fund — Series I	0.61%	—	0.24%	0.85%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B*	0.63%	0.25%	0.05%	0.93%
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
AllianceBernstein Technology Portfolio — Class B*	1.00%	0.25%	0.21%	1.46%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares*	0.53%	0.25%	0.31%	1.09%(3)
Templeton Foreign Securities Fund — Class 2 Shares*	0.70%	0.25%	0.20%	1.15%(3)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(9)
Equity Index Portfolio — Class II Shares*	0.31%	0.25%	0.05%	0.61%(4)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(9)
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	0.25%	—	0.41%	0.66%(5)
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares*†	0.70%	0.25%	0.86%	1.81%
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	0.85%	—	0.12%	0.97%
High Yield Bond Fund — Class I	0.75%	—	0.77%	1.52%(10)
Investors Fund — Class I	0.70%	—	0.11%	0.81%(6)
Total Return Fund — Class I	0.80%	—	0.21%	1.01%(10)
Smith Barney Investment Series
Smith Barney Government Portfolio†	0.60%	—	0.40%	1.00%
Smith Barney Growth and Income Portfolio	0.75%	—	0.34%	1.09%
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.09%	0.84%(7)
Large Cap Portfolio	0.75%	—	0.10%	0.85%(8)
MFS Emerging Growth Portfolio	0.81%	—	0.08%	0.89%(9)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(10)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(10)
Travelers Quality Bond Portfolio	0.38%	—	0.06%	0.44%(11)
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.05%	0.85%(14)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(14)
Putnam Diversified Income Portfolio	0.75%	—	0.18%	0.93%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(12)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(13)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(14)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(15)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	1.96%	2.79%(16)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

(1)	Management fee includes an administration fee. The management fee has breakpoints. The management rates decrease as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%.

(2)	Travelers Insurance Company reimbursed Money Market Portfolio for $71,805 in expenses for the year ended December 31, 2002. For the year ended December 31, 2002, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expense to average net assets will not exceed 0.40%. Management fee includes an administration fee.

(3)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(4)	Management fee includes administration fees. Effective June 24, 2002, the Advisory fee for GSS Equity Index Portfolio increased to 0.25% from 0.15%, therefore the actual Management fee for the year was a blended rate of 0.20% plus 0.06% in Administration fees.

(5)	“Other Expenses” reflects a 0.25% administrative fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(7)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Equity Income Portfolio were 0.78%.

(8)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Large Cap Portfolio were 0.81%.

(9)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(10)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(11)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.75%.

(12)	Fund has a voluntary expense cap of 1.00%.

(13)	Fund has a voluntary expense cap of 1.50%.

(14)	Fund has a voluntary expense cap of 1.25%.

(15)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Contrafund Portfolio — Service Class 2 were 0.90%.

(16)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. These offsets may be discontinued at any time. Also, The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 were 1.63

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

High Yield Bond Trust	919	1374	1657	2488	219	674	1157	2488
Money Market Portfolio (Travelers)	889	1286	1508	2185	189	586	1008	2185
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	965	1513	1888	2949	265	813	1388	2949
AIM V.I. Premier Equity Fund — Series I	933	1417	1728	2631	233	717	1228	2631
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	941	1441	1768	2711	241	741	1268	2711
AllianceBernstein Premier Growth Portfolio — Class B	979	1555	1957	3085	279	855	1457	3085
AllianceBernstein Technology Portfolio — Class B	994	1599	2030	3228	294	899	1530	3228
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	957	1489	1848	2870	257	789	1348	2870
Templeton Foreign Securities Fund — Class 2 Shares	963	1507	1878	2929	263	807	1378	2929
Greenwich Street Series Fund
Appreciation Portfolio	925	1393	1687	2549	225	693	1187	2549
Equity Index Portfolio — Class II Shares	909	1344	1606	2384	209	644	1106	2384
Fundamental Value Portfolio	926	1396	1692	2559	226	696	1192	2559
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	914	1359	1631	2436	214	659	1131	2436
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	1028	1702	2200	3553	328	1002	1700	3553
Putnam VT International Equity Fund — Class IB Shares	972	1534	1922	3017	272	834	1422	3017
Putnam VT Small Cap Value Fund — Class IB Shares	965	1513	1888	2949	265	813	1388	2949
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	945	1453	1788	2751	245	753	1288	2751
High Yield Bond Fund — Class I	1000	1617	2060	3285	300	917	1560	3285
Investors Fund — Class I	929	1405	1707	2590	229	705	1207	2590
Total Return Fund — Class I	949	1465	1808	2791	249	765	1308	2791

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Government Portfolio†	948	1462	1803	2781	248	762	1303	2781
Smith Barney Growth and Income Portfolio	957	1489	1848	2870	257	789	1348	2870
Smith Barney Large Cap Core Portfolio	941	1441	1768	2711	241	741	1268	2711
Smith Barney Premier Selections All Cap Growth Portfolio	959	1495	1858	2890	259	795	1358	2890
The Travelers Series Trust
Equity Income Portfolio	932	1414	1723	2620	232	714	1223	2620
Large Cap Portfolio	933	1417	1728	2631	233	717	1228	2631
MFS Emerging Growth Portfolio	937	1429	1748	2671	237	729	1248	2671
MFS Mid Cap Growth Portfolio	941	1441	1768	2711	241	741	1268	2711
MFS Research Portfolio	942	1444	1773	2721	242	744	1273	2721
Travelers Quality Bond Portfolio	891	1292	1519	2206	191	592	1019	2206
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	933	1417	1728	2631	233	717	1228	2631
MFS Total Return Portfolio	931	1411	1718	2610	231	711	1218	2610
Putnam Diversified Income Portfolio	941	1441	1768	2711	241	741	1268	2711
Smith Barney Aggressive Growth Portfolio	931	1411	1718	2610	231	711	1218	2610
Smith Barney International All Cap Growth Portfolio	948	1462	1803	2781	248	762	1303	2781
Smith Barney Large Cap Value Portfolio	916	1365	1642	2457	216	665	1142	2457
Smith Barney Large Capitalization Growth Portfolio	928	1402	1702	2580	228	702	1202	2580
Smith Barney Mid Cap Core Portfolio	938	1432	1753	2681	238	732	1253	2681
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	942	1444	1773	2721	242	744	1273	2721
Emerging Growth Portfolio Class II Shares	951	1471	1818	2811	251	771	1318	2811
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	938	1432	1753	2681	238	732	1253	2681
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	941	1441	1768	2711	241	741	1268	2711
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	1125	1985	2658	4401	425	1285	2158	4401

______________

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

CitiElite Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity or Income Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

High Yield Bond Trust	Seeks high current income. The Fund normally invests in below investment-grade bonds and debt securities.	Travelers Asset Management International Company LLC (“TAMIC”)
Money Market Portfolio (Travelers)	Seeks high current return with preservation of capital and liquidity. The Fund normally invests in high-quality short term money market instruments.	TAMIC
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund - Series I	Seeks high total return with preservation of capital. The Fund normally invests in common stocks, preferred stocks, convertible securities and bonds.	A I M Advisers, Inc (“AIM”)
AIM V.I. Premier Equity Fund — Series I	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	A I M Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio — Class B	Seeks reasonable current income and appreciation. The Fund normally invests in dividend-paying common stocks considered to be good quality.	Alliance Capital Management L.P. (“Alliance”)
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance.
AllianceBernstein Technology Portfolio — Class B	Seeks growth of capital. The Fund normally invests in companies that use technology extensively in the development of new or improved products or processes.	Alliance.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in small capitalization companies.	Franklin Advisers, Inc.
Templeton Foreign Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in investments, primarily equity securities, of issuers located outside of the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund normally invests in equity securities, or other investments with similar economic characteristics that are included in the S&P 500 Index.	TIMCO
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Fund normally invests in intermediate maturity fixed income securities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT Discovery Growth Fund — Class IB Shares†	Seeks long-term growth of capital. The Fund normally invests in the common stocks of U.S. companies believed to be fast-growing and whose earnings are likely to increase over time.	Putnam Investment Management (“Putnam”)
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U. S.	Putnam
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Salomon Brothers Variable Series Funds Inc.
All Cap Fund — Class I	Seeks capital appreciation. The Fund normally invests in common stocks and their equivalents of companies believed to be undervalued in the marketplace.	Salomon Brothers Asset Management (“SBAM”)
High Yield Bond Fund — Class I	Seeks total return consistent with the preservation of capital. The Fund normally invests in high yield fixed-income securities issued by U.S. and foreign corporations and foreign governments.	SBAM
Investors Fund — Class I	Seeks long term growth of capital. Secondarily seeks current income. The Fund normally invests in common stocks of established companies.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Salomon Brothers Variable Series Funds Inc. (continued)
Total Return Fund — Class I	Seeks above average income (compared to a portfolio invested entirely in equity securities). Secondarily seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of U.S. and foreign issuers.	SBAM
Smith Barney Investment Series
Smith Barney Government Portfolio†	Seeks high current return consistent with preservation of capital. The Fund normally invests in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.	SBFM
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income. The Fund normally invests in equity securities of large U.S companies that provide dividend or interest income.	SBFM
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	TAMIC Subadviser: Fidelity Management & Research Company (“FMR”)
Large Cap Portfolio	Seeks long term growth of capital. The Fund normally invests in the securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
MFS Emerging Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in common stock and related securities of emerging growth companies.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income and total return with moderate capital volatility. The Fund normally invests in investment-grade bonds and debt securities.	TAMIC
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation. The Fund normally invests in common stocks of companies that are likely to benefit from new products, services or processes or have experienced above-average earnings growth.	Travelers Investment Adviser Inc. (“TIA”) Subadviser: AIM Capital Management Inc.

Funding Option	Investment Objective	Investment Adviser/Subadviser

Travelers Series Fund Inc. (continued)
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Putnam Diversified Income Portfolio	Seeks high current income consistent with preservation of capital. The Fund normally invests in debt securities of U.S. and foreign governments and corporations.	TIA Subadviser: Putnam
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long term capital appreciation. The Fund normally invests in common stocks of companies whose value may not be fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in growth and/or value common stocks of domestic and foreign issuers.	FMR

†	Closed to new investors.

THE FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts
    sales and marketing expenses including commission payments to your sales agent and other costs of doing business

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than

0 years	3 years	7%
3 years	4 years	6%
4 years	5 years	5%
5 years	6 years	4%
6 years	7 years	3%
7+ years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)
    upon election of a lifetime annuity payout taken after the first Contract Year or due to a minimum distribution under minimum distribution rules then in effect.

Free Withdrawal Allowance

You may withdraw up to 15% of the Contract Calue annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. We reserve the right not to permit free withdrawals on full surrenders.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds or

            (2)   after an annuity payout has begun or

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 7% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or Equal To	But less than

0 years	3 years	7%
3 years	4 years	6%
4 years	5 years	5%
5 years	6 years	4%
6 years	7 years	3%
7+ years		0%

Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;

    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner; or
    reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payment we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name Joint Owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint Owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint Owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death;
    the Contingent Annuitant becomes the Annuitant; and
    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”).

We must be notified of the Annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the Contract Value on the Death Report Date, less any applicable premium tax and outstanding loans.

Death Proceeds Before the Maturity Date

Where the annuitant was younger than age 68 on the contract date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

            (1)   the Contract Value;

            (2)   the total Purchase Payments made under the Contract; or

            (3)   the Step-Up value (if any, as described below).

Where the Annuitant was between the ages of 68 through 75 on the Contract Date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

            1.   the Contract Value;

            2.   the total Purchase Payments made under the Contract; or

            3.   the Step-Up value (as described below) associated with the seventh Contract Date anniversary.

Where annuitant was age 76 or older on the contract date: The death benefit payable will be the Contract Value on the Death Report Date, less any applicable premium tax, previous withdrawals and any outstanding loans.

Step-Up Value. We will establish the Step-Up value on the seventh Contract Date anniversary. The Step-Up Value will equal the Contract Value on that anniversary. For Contracts where the Annuitant was younger than 68 on the Contract Date, we will recalculate the Step-Up value on each anniversary until the Annuitant’s 76th birthday. If the Contract Value on the anniversary is greater than the Step-Up value, the Step-Up value will be reset to equal the Contract Value on that date. If the Step-Up value is greater than the Contract Value, the Step-Up value remains unchanged. The Step-Up value will not be reduced on these anniversary recalculations, unless surrenders are made on that day. For all Contracts, each time a Purchase Payment is made we will increase the Step-Up value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up value by a partial surrender reduction (as described below).

The partial surrender reduction equals:

            (1)   the Step-Up value immediately before the reduction for the withdrawal, multiplied by

            (2)   the amount of the withdrawal divided by

            (3)   the Contract Value immediately before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

            50,000 x (10,000/55,000) = $9,090

Your new Step-Up value would be 50,000-9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

            50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump-sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with Joint Owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no Joint Owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the Annuitant)	The surviving Joint Owner.		Yes

Non-Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving Joint Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving Joint Owner.	Unless the spouse elects to continue the Ccontract rather than receive the distribution.	Yes

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving Joint Owner.	Unless the spouse elects to continue the Contract rather than receive the distribution.

		A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the company to pay the beneficiary, who may elect to continue the contract.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner	Unless, where there is no Contingent Annuitant, the beneficiary elects to continue the Contract rather than receive the distribution.

		Or unless, there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or Owner.	Yes

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to	unless. . .	Mandatory Payout Rules Apply *

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

Spousal Contract Continuance (subject to availability - does not apply if a non-spouse is a joint owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse’s age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries): If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum.

If your beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income options are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options ma y be available in all states.

You may choose to annuitize at any time after the first contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the Accumulation Period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding option by the corresponding accumulation unit value as of 14 days before the date Annuity Payments begin. We use an annuity unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your Net Investment Rate. For example, a Net Investment Rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options i s greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity or income Payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the variable annuity option Payments for a Fixed Period without Life Contingency.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the

Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor Separate Accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account, respectively. Both First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account were established on July 6, 1994 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a lar ger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations

(including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both Qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world’s largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at 334 West 34th Street, New York, NY 10011.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world’s largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

First Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the Deputy General Counsel of the Company

Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the Deputy General Counsel of the Company.

APPENDIX A —CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

High Yield Bond Trust (7/99)	2002	1.064	1.098	1,328,426
	2001	0.985	1.064	1,467,490
	2000	0.990	0.985	1,423,194
	1999	1.000	0.990	387,820

Money Market Portfolio (7/99)	2002	1.094	1.094	209,839
	2001	1.070	1.094	455,269
	2000	1.020	1.070	298,796
	1999	1.000	1.020	103,494

AIM Variable Insurance Funds
AIM V.I. Balanced Fund — Series I (5/01)	2002	0.920	0.752	—
	2001	1.000	0.920	—

AIM V.I. Premier Equity Fund — Series I (5/00)	2002	0.698	0.480	899,769
	2001	0.810	0.698	1,021,639
	2000	1.000	0.810	615,260

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)	2002	0.934	0.716	85,359
	2001	1.000	0.934	10,009

Premier Growth Portfolio — Class B (6/02)	2002	0.869	0.593	5,192
	2001	1.000	0.869	—

Technology Portfolio — Class B (5/00)	2002	0.477	0.274	371,100
	2001	0.649	0.477	545,479
	2000	1.000	0.649	412,584

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (6/99)	2002	1.105	0.777	434,324
	2001	1.323	1.105	483,622

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Small Cap Fund — Class 2 (continued)	2000	1.606	1.323	582,663
	1999	1.000	1.606	353,953

Templeton Foreign Securities Fund — Class 2 (6/99)	2002	0.921	0.740	1,168,470
	2001	1.113	0.921	1,312,710
	2000	1.155	1.113	1,320,869
	1999	1.000	1.155	523,110

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.993	0.808	122,822
	2001	1.000	0.993	136,510

Equity Index Portfolio — Class II Shares (10/99)	2002	2.756	2.109	192,035
	2001	3.189	2.756	264,771
	2000	3.566	3.189	303,807
	1999	1.000	3.566	91,907

Fundamental Value Portfolio (5/01)	2002	0.927	0.719	163,806
	2001	1.000	0.927	56,243

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.055	1.135	196,940
	2001	1.000	1.055	87,237

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (4/01)	2002	0.863	0.701	—
	2001	1.000	0.863	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.101	0.888	60,072
	2001	1.000	1.101	12,635

Putnam VT Voyager II Fund - Class IB Shares (4/01)	2002	0.821	0.570	—
	2001	1.000	0.821	—

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (6/99)	2002	1.301	0.961	1,106,497
	2001	1.295	1.301	1,332,364
	2000	1.110	1.295	1,175,386
	1999	1.000	1.110	487,553

High Yield Bond Fund — Class I (6/99)	2002	1.049	1.110	244,263
	2001	1.012	1.049	252,276
	2000	1.026	1.012	259,134
	1999	1.000	1.026	243,341

Investors Fund — Class I (6/99)	2002	1.089	0.826	1,512,898
	2001	1.152	1.089	1,579,948
	2000	1.014	1.152	1,503,264
	1999	1.000	1.014	880,932

Total Return Fund — Class I (6/99)	2002	1.016	0.933	788,201
	2001	1.039	1.016	845,157
	2000	0.976	1.039	721,355
	1999	1.000	0.976	680,016

Smith Barney Investment Series
Smith Barney Government Portfolio (12/99)	2002	1.160	1.234	27,604
	2001	1.111	1.160	46,643
	2000	0.988	1.111	64,949
	1999	1.000	0.988	22,640

Smith Barney Growth and Income Portfolio (9/99)	2002	0.873	0.670	242,320
	2001	0.992	0.873	317,608
	2000	1.082	0.992	422,540
	1999	1.000	1.082	136,745

Smith Barney Large Cap Core Portfolio (9/99)	2002	0.932	0.680	114,875
	2001	1.105	0.932	337,303
	2000	1.182	1.105	559,088
	1999	1.000	1.182	186,983

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Premier Selections All Cap Growth Portfolio (10/99)	2002	1.171	0.845	163,550
	2001	1.383	1.171	221,520
	2000	1.190	1.383	277,463
	1999	1.000	1.190	61,531

The Travelers Series Trust
Equity Income Portfolio (8/00)	2002	1.003	0.851	58,088
	2001	1.089	1.003	46,932
	2000	1.000	1.089	15,684

Large Cap Portfolio (6/99)	2002	0.842	0.641	3,618,271
	2001	1.033	0.842	4,070,596
	2000	1.225	1.033	4,306,660
	1999	1.000	1.225	2,109,249

MFS Emerging Growth Portfolio (5/00)	2002	0.510	0.330	833,192
	2001	0.810	0.510	866,514
	2000	1.000	0.810	522,047

MFS Mid Cap Growth Portfolio (6/99)	2002	1.275	0.643	1,377,450
	2001	1.694	1.275	1,442,243
	2000	1.570	1.694	1,473,792
	1999	1.000	1.570	726,745

MFS Research Portfolio (6/99)	2002	0.859	0.634	841,165
	2001	1.123	0.859	956,644
	2000	1.206	1.123	992,800
	1999	1.000	1.206	805,921

Travelers Quality Bond Portfolio (6/99)	2002	1.122	1.170	721,120
	2001	1.062	1.122	662,527
	2000	1.006	1.062	678,671
	1999	1.000	1.006	323,931

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (6/99)	2002	0.926	0.695	1,537,693
	2001	1.232	0.926	1,804,610

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Capital Appreciation Portfolio (continued)	2000	1.394	1.232	1,733,070
	1999	1.000	1.394	954,495

MFS Total Return Portfolio (6/99)	2002	1.119	1.046	1,242,738
	2001	1.135	1.119	1,450,825
	2000	0.987	1.135	1,557,751
	1999	1.000	0.987	880,103

Putnam Diversified Income Portfolio (6/99)	2002	1.018	1.063	744,611
	2001	0.990	1.018	804,377
	2000	1.008	0.990	788,292
	1999	1.000	1.008	319,191

Smith Barney Aggressive Growth Portfolio (5/01)	2002	1.042	0.692	159,682
	2001	1.000	1.042	56,062

Smith Barney International All Cap Growth Portfolio (5/01)	2002	0.789	0.578	—
	2001	1.000	0.789	—

Smith Barney Large Cap Value Portfolio (5/01)	2002	0.917	0.674	13,899
	2001	1.000	0.917	13,899

Smith Barney Large Capitalization Growth Portfolio (4/01)	2002	0.923	0.684	—
	2001	1.000	0.923	—

Smith Barney Mid Cap Core Portfolio (4/01)	2002	0.945	0.754	—
	2001	1.000	0.945	—

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (7/02)	2002	0.922	0.732	24,421
	2001	1.000	0.922	—

Emerging Growth Portfolio — Class II Shares (5/01)	2002	0.822	0.546	3,211
	2001	1.000	0.822	3,211

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/99)	2002	1.286	0.943	269,353
	2001	1.556	1.286	325,040
	2000	1.448	1.556	177,429
	1999	1.000	1.448	52,740

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.807	0.720	310,773
	2001	0.935	0.807	253,045
	2000	1.000	0.935	189,353

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (6/02)	2002	0.864	0.788	794
	2001	1.000	0.864	—

Notes

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Smith Barney Investment Series: Smith Barney Government Portfolio is no longer available to new Contract Owners.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, 15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

High Yield Bond Trust (7/99)	2002	1.064	1.098	701,831
	2001	0.985	1.064	933,279
	2000	0.990	0.985	797,443
	1999	1.000	0.990	229,711

Money Market Portfolio (7/99)	2002	1.094	1.094	3,006,951
	2001	1.070	1.094	3,340,414
	2000	1.020	1.070	1,806,081
	1999	1.000	1.020	325,542

AIM Variable Insurance Funds
AIM V.I. Balanced Fund — Series I (10/01)	2002	0.920	0.752	7,557
	2001	1.000	0.920	3,806

AIM V.I. Premier Equity Fund — Series I (5/00)	2002	0.698	0.480	3,830,466
	2001	0.810	0.698	5,229,207
	2000	1.000	0.810	5,190,175

Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B (7/01)	2002	0.934	0.716	91,434
	2001	1.000	0.934	7,817

Premier Growth Portfolio — Class B (12/01)	2002	0.869	0.593	7,327
	2001	1.000	0.869	2,426

Technology Portfolio — Class B (5/00)	2002	0.477	0.274	3,553,041
	2001	0.649	0.477	4,367,933
	2000	1.000	0.649	4,555,999

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (6/99)	2002	1.105	0.777	2,006,594
	2001	1.323	1.105	2,355,368
	2000	1.606	1.323	2,559,721
	1999	1.000	1.606	610,331

Templeton Foreign Securities Fund — Class 2 (6/99)	2002	0.921	0.740	4,191,795
	2001	1.113	0.921	5,705,291
	2000	1.155	1.113	6,380,305
	1999	1.000	1.155	1,695,047

Greenwich Street Series Fund
Appreciation Portfolio (4/01)	2002	0.993	0.808	782,627
	2001	1.000	0.993	611,988

Equity Index Portfolio — Class II Shares (9/99)	2002	2.756	2.109	1,942,355
	2001	3.189	2.756	2,369,636
	2000	3.566	3.189	2,314,812
	1999	1.000	3.566	653,332

Fundamental Value Portfolio (5/01)	2002	0.927	0.719	371,930
	2001	1.000	0.927	287,160

PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class (5/01)	2002	1.055	1.135	1,297,327
	2001	1.000	1.055	102,543

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (3/02)	2002	0.863	0.701	31,770
	2001	1.000	0.863	—

Putnam VT Small Cap Value Fund — Class IB Shares (5/01)	2002	1.101	0.888	98,107
	2001	1.000	1.101	26,300

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Voyager II Fund — Class IB Shares (4/01)	2002	0.821	0.570	—
	2001	1.000	0.821	—

Salomon Brothers Variable Series Fund Inc.
Capital Fund — Class I (6/99)	2002	1.301	0.961	8,704,358
	2001	1.295	1.301	10,639,024
	2000	1.110	1.295	10,999,748
	1999	1.000	1.110	5,371,395

High Yield Bond Fund — Class I (6/99)	2002	1.049	1.110	1,221,088
	2001	1.012	1.049	1,403,990
	2000	1.026	1.012	1,439,268
	1999	1.000	1.026	720,018

Investors Fund — Class I (6/99)	2002	1.089	0.826	7,617,928
	2001	1.152	1.089	9,331,074
	2000	1.014	1.152	10,218,846
	1999	1.000	1.014	5,822,883

Total Return Fund — Class I (6/99)	2002	1.016	0.933	2,825,528
	2001	1.039	1.016	3,546,592
	2000	0.976	1.039	4,159,513
	1999	1.000	0.976	2,312,186

Smith Barney Investment Series
Smith Barney Government Portfolio (10/99)	2002	1.160	1.234	1,239,662
	2001	1.111	1.160	1,413,099
	2000	0.988	1.111	1,057,208
	1999	1.000	0.988	118,579

Smith Barney Growth and Income Portfolio (9/99)	2002	0.873	0.670	1,228,726
	2001	0.992	0.873	1,719,868
	2000	1.082	0.992	1,668,141
	1999	1.000	1.082	481,693

Smith Barney Large Cap Core Portfolio (9/99)	2002	0.932	0.680	2,554,011
	2001	1.105	0.932	3,095,027

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Large Cap Core Portfolio (continued)	2000	1.182	1.105	3,398,851
	1999	1.000	1.182	1,085,790

Smith Barney Premier Selections All Cap Growth Portfolio (9/99)	2002	1.171	0.845	1,443,689
	2001	1.383	1.171	1,757,255
	2000	1.190	1.383	1,737,712
	1999	1.000	1.190	395,923

The Travelers Series Trust
Equity Income Portfolio (5/00)	2002	1.003	0.851	793,721
	2001	1.089	1.003	1,019,162
	2000	1.000	1.089	865,435

Large Cap Portfolio (6/99)	2002	0.842	0.641	12,856,211
	2001	1.033	0.842	15,963,286
	2000	1.225	1.033	18,080,222
	1999	1.000	1.225	8,172,389

MFS Emerging Growth Portfolio (5/00)	2002	0.510	0.330	2,716,700
	2001	0.810	0.510	3,004,546
	2000	1.000	0.810	3,090,800

MFS Mid Cap Growth Portfolio (6/99)	2002	1.275	0.643	4,610,050
	2001	1.694	1.275	5,758,372
	2000	1.570	1.694	6,070,239
	1999	1.000	1.570	1,542,218

MFS Research Portfolio (6/99)	2002	0.859	0.634	4,534,604
	2001	1.123	0.859	5,463,759
	2000	1.206	1.123	6,108,726
	1999	1.000	1.206	3,145,553

Travelers Quality Bond Portfolio (6/99)	2002	1.122	1.170	4,551,803
	2001	1.062	1.122	4,803,284
	2000	1.006	1.062	3,868,936
	1999	1.000	1.006	1,879,153

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (6/99)	2002	0.926	0.695	8,003,784
	2001	1.232	0.926	10,399,299
	2000	1.394	1.232	11,053,797
	1999	1.000	1.394	3,443,559

MFS Total Return Portfolio (6/99)	2002	1.119	1.046	6,556,444
	2001	1.135	1.119	7,478,380
	2000	0.987	1.135	7,961,933
	1999	1.000	0.987	4,154,043

Putnam Diversified Income Portfolio (6/99)	2002	1.018	1.063	1,195,441
	2001	0.990	1.018	1,343,207
	2000	1.008	0.990	1,406,014
	1999	1.000	1.008	976,461

Smith Barney Aggressive Growth Portfolio (5/01)	2002	1.042	0.692	1,107,937
	2001	1.000	1.042	594,585

Smith Barney International All Cap Growth Portfolio (1/00)	2002	0.789	0.578	—
	2001	1.000	0.789	—

Smith Barney Large Cap Value Portfolio (11/01)	2002	0.917	0.674	83,625
	2001	1.000	0.917	79,903

Smith Barney Large Capitalization Growth Portfolio (6/02)	2002	0.923	0.684	21,357
	2001	1.000	0.923	—

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.945	0.754	371,898
	2001	1.000	0.945	87,535

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (5/01)	2002	0.922	0.732	212,379
	2001	1.000	0.922	31,711

Accumulation Unit Values (in dollars)

1.25 M&E, 15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Emerging Growth Portfolio — Class II Shares (3/02)	2002	0.822	0.546	13,851
	2001	1.000	0.822	—

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (6/99)	2002	1.286	0.943	1,271,611
	2001	1.556	1.286	1,687,182
	2000	1.448	1.556	523,976
	1999	1.000	1.448	114,352

Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2 (5/00)	2002	0.807	0.720	1,504,764
	2001	0.935	0.807	1,714,241
	2000	1.000	0.935	1,779,892

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (1/00)	2002	0.864	0.788	—
	2001	1.000	0.864	—

Notes

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

Smith Barney Investment Series: Smith Barney Government Portfolio is no longer available to new Contract Owners.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Option may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company’s Customer Service Office, One Cityplace, Hartford, Connecticut 06183. First Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20676S.

Name:	__________________________________________________
Address:	__________________________________________________

D-1

THIS PAGE INTENTIONALLY LEFT BLANK.

L-20675	May 1, 2003

PART B

Information Required in a Statement of Additional Information

CitiElite

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

for

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

ISSUED BY

FIRST CITICORP LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to First Citicorp Life Insurance Company, Customer Service, One Cityplace, Hartford, CT 06103 or by calling (800) 497-4857.

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	8
INDEPENDENT AUDITORS	11
FINANCIAL STATEMENTS	F-1

1

THE INSURANCE COMPANY

First Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities. The Company’s Home Office is located at 3334 West 34th Street, New York, New York 10001, with its administrative office at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (800) 457-0599.

First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Superintendent of Insurance for the state of New York, New York. An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. First Citicorp Life Variable Annuity Separate Account (the “Separate Account”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of New York laws.

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called “mixed” and “shared” funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio’s board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each funding option is determined at 4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange. It is expected that the Exchange will be closed on Saturdays and Sundays and on the

2

observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

   (a) = investment income plus capital gains and losses (whether realized or unrealized);

   (b) = any deduction for applicable taxes (presently zero); and

   (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each funding option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may advertise the “standardized average annual total returns”

3

of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total return,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner’s Contract Value at redemption may be more or less than original cost.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

CitiElite

Standardized Performance as of 12/31/02

				10 years or
	Inception Date	1 Year	5 Years	Since Inception

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	6/1/99	-30.19%	—	-10.93%
AIM V.I. Balanced Fund	5/1/01	-23.98%	—	-19.31%
AIM V.I. Premier Equity Fund	5/1/00	-36.04%	—	-25.78%
Alliance Growth & Income Portfolio — Class B*	5/1/01	-28.71%	—	-21.62%
Alliance Premier Growth Portfolio — Class B*	5/1/01	-36.58%	—	-30.02%
Alliance Technology Portfolio— Class B	5/1/00	-46.63%	—	-39.87%
Equity Income Portfolio (Fidelity)	5/1/00	-21.08%	—	-8.02%
Equity Index Portfolio — Class II	9/15/99	-28.81%	—	24.51%
Fidelity VIP Contrafund® Portfolio — Service Class 2	5/1/00	-17.10%	—	-13.63%
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	5/1/01	-15.22%	—	-17.00%
Franklin Small Cap Fund — Class 2*	6/1/99	-34.60%	—	-8.11%
Large Cap Portfolio (Fidelity)	6/1/99	-29.20%	—	-12.90%
MFS Emerging Growth Portfolio	5/1/00	-39.70%	—	-35.48%
MFS Mid Cap Growth Portfolio	6/1/99	-53.07%	—	-12.84%
MFS Research Portfolio	6/1/99	-31.35%	—	-13.19%
Putnam VT International Growth Fund — Class IB Shares*	5/1/01	-24.50%	—	-22.62%
Putnam VT Small Cap Value Fund — Class IB Shares*	5/1/01	-25.05%	—	-55.66%
Putnam VT Voyager II Fund — Class IB Shares*	5/1/01	-35.42%	—	-31.66%
Salomon Brothers Variable Capital Fund	6/1/99	-31.27%	—	-2.50%
Salomon Brothers Variable Investors Fund	6/1/99	-29.43%	—	-6.54%
Smith Barney Aggressive Growth Portfolio	4/20/01	-38.23%	—	-22.83%
Smith Barney Appreciation Portfolio	4/20/01	-24.37%	—	-15.49%
Smith Barney Fundamental Value Portfolio	5/1/01	-27.83%	—	-21.41%
Smith Barney Growth and Income Portfolio	9/14/99	-28.60%	—	-12.80%
Smith Barney International All Cap Growth Portfolio	9/14/99	-31.86%	—	-31.03%
Smith Barney Large Cap Core Portfolio	5/1/01	-32.13%	—	-12.41%
Smith Barney Large Cap Growth Portfolio	5/1/01	-31.01%	—	-23.72%
Smith Barney Large Cap Value Portfolio	5/1/01	-31.60%	—	-24.39%
Smith Barney Mid Cap Core Portfolio	9/14/99	-25.82%	—	-19.19%
5

CitiElite

Standardized Performance as of 12/31/02 (cont’d)

				10 years or
	Inception Date	1 Year	5 Years	Since Inception

STOCK ACCOUNTS:
Smith Barney Premier Selection All Cap Growth Portfolio	6/1/99	-32.86%	—	-6.44%
Smith Barney Small Cap Growth Opportunities Portfolio	6/1/99	-31.82%	—	-3.03%
Templeton Foreign Securities Fund — Class 2*	5/1/01	-25.32%	—	-9.36%
Van Kampen LIT Comstock Portfolio Class II Shares	5/1/01	-26.12%	—	-20.56%
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	5/1/01	-38.24%	—	-33.40%
BOND ACCOUNTS:
PIMCO Total Return Portfolio	5/1/01	0.55%	—	11.56%
Putnam Diversified Income Portfolio	6/1/99	-2.58%	—	0.30%
Salomon Brothers Variable High Yield Bond Fund	6/1/99	-1.18%	—	1.61%
Travelers High Yield Bond Trust	6/1/99	-3.88%	—	1.28%
Travelers Quality Bond Portfolio	6/1/99	-2.67%	—	3.24%
BALANCED ACCOUNTS:
MFS Total Return Portfolio	6/1/99	-13.12%	—	-0.12%
Salomon Brothers Variable Total Return Fund	6/1/99	-14.59%	—	-3.30%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	6/1/99	-7.02%	—	1.21%

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

*These funds offer multiple classes of shares. Their Performance may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. Please see the reverse side for additional disclosure information

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6

CitiElite
Nonstandardized Performance as of 12/31/02

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3 YR	5 YR	10 YR	3 YR	5 YR	10 YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
AIM Capital Appreciation Portfolio	-24.93%	-24.93%	-50.15%	-18.76%	—	-20.69%	-4.07%	—	-0.35%	10/10/95	-24.83%	-11.64%	40.97%
AIM V.I. Balanced Fund	-18.25%	-18.25%	-32.01%	—	—	-12.06%	—	—	-2.33%	5/1/98	-11.89%	-5.60%	17.71%
AIM V.I. Premier Equity Fund	-31.23%	-31.23%	-50.09%	-16.54%	—	-20.66%	-3.55%	—	6.34%	5/5/93	-13.79%	-15.82%	28.11%
Alliance Growth & Income Portfolio — Class B*	-23.35%	-23.35%	-16.86%	8.58%	134.42%	-5.96%	1.66%	8.89%	9.94%	12/31/85	-3.22%	12.07%	9.24%
Alliance Premier Growth Portfolio — Class B*	-31.80%	-31.80%	-54.42%	-13.33%	110.21%	-23.02%	-2.82%	7.71%	8.57%	6/26/92	-18.56%	-17.93%	30.32%
Alliance Technology Portfolio— Class B	-42.62%	-42.62%	-67.42%	-8.83%	—	-31.17%	-1.83%	—	0.60%	1/11/96	-26.50%	-22.76%	73.27%
Equity Income Portfolio (Fidelity)	-15.14%	-15.14%	-15.90%	-3.55%	—	-5.60%	-0.72%	—	5.44%	8/30/96	-7.91%	7.62%	3.46%
Equity Index Portfolio — Class II	-23.45%	-23.45%	-40.85%	-10.81%	113.30%	-16.04%	-2.26%	7.87%	8.63%	11/30/91	-13.59%	-10.58%	18.90%
Fidelity VIP Contrafund® Portfolio — Service Class 2	-10.86%	-10.86%	-29.32%	10.87%	—	-10.91%	2.08%	—	10.58%	1/3/95	-13.69%	-8.12%	22.42%
Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2	-8.84%	-8.84%	—	—	—	—	—	—	-22.33%	9/26/00	-27.72%	—	—
Franklin Small Cap Fund — Class 2*	-29.68%	-29.68%	-51.61%	—	—	-21.47%	—	—	-5.69%	5/1/98	-16.44%	-17.66%	71.93%
Large Cap Portfolio (Fidelity)	-23.87%	-23.87%	-47.66%	-10.77%	—	-19.39%	-2.25%	—	3.25%	8/30/96	-18.48%	-15.66%	27.52%
MFS Emerging Growth Portfolio	-35.16%	-35.16%	-67.86%	-25.81%	—	-31.48%	-5.79%	—	-1.07%	8/30/96	-37.07%	-21.24%	74.33%
MFS Mid Cap Growth Portfolio	-49.54%	-49.54%	-59.05%	—	—	-25.72%	—	—	-8.34%	3/23/98	-24.74%	7.84%	61.88%
MFS Research Portfolio	-26.18%	-26.18%	-47.44%	—	—	-19.28%	—	—	-8.02%	3/23/98	-23.54%	-6.89%	21.96%
Putnam VT International Growth Fund — Class IB Shares*	-18.81%	-18.81%	-42.96%	5.22%	—	-17.05%	1.02%	—	3.13%	1/2/97	-21.17%	-10.87%	57.88%
Putnam VT Small Cap Value Fund — Class IB Shares*	-19.41%	-19.41%	15.27%	—	—	4.85%	—	—	4.62%	4/30/99	16.49%	22.78%	—
Putnam VT Voyager II Fund — Class IB Shares*	-30.56%	-30.56%	—	—	—	—	—	—	-37.57%	9/28/00	-30.50%	—	—
Salomon Brothers Variable Capital Fund	-26.10%	-26.10%	-13.42%	—	—	-4.69%	—	—	4.07%	2/17/98	0.48%	16.60%	20.39%
Salomon Brothers Variable Investors Fund	-24.12%	-24.12%	-18.50%	—	—	-6.59%	—	—	-0.41%	2/17/98	-5.49%	13.64%	10.10%
Smith Barney Aggressive Growth Portfolio	-33.58%	-33.58%	-28.30%	—	—	-10.49%	—	—	-4.46%	11/1/99	-5.42%	14.12%	—
Smith Barney Appreciation Portfolio	-18.67%	-18.67%	-24.38%	-0.91%	91.14%	-8.89%	-0.18%	6.69%	6.80%	10/16/91	-5.32%	-1.79%	11.55%
Smith Barney Fundamental Value Portfolio	-22.40%	-22.40%	-13.88%	7.35%	—	-4.86%	1.43%	—	8.23%	12/3/93	-6.59%	18.81%	20.32%
Smith Barney Growth and Income Portfolio	-23.22%	-23.22%	-38.07%	—	—	-14.75%	—	—	-11.44%	9/14/99	-12.06%	-8.29%	—
Smith Barney International All Cap Growth Portfolio	-26.73%	-26.73%	-66.05%	-40.89%	-8.85%	-30.22%	-9.98%	-0.92%	3.29%	2/18/86	-32.14%	-31.73%	58.05%
Smith Barney Large Cap Core Portfolio	-27.02%	-27.02%	-42.49%	—	—	-16.83%	—	—	-11.04%	9/14/99	-15.72%	-6.49%	—
Smith Barney Large Cap Growth Portfolio	-25.81%	-25.81%	-41.28%	—	—	-16.25%	—	—	-1.42%	5/1/98	-13.74%	-8.24%	29.02%
Smith Barney Large Cap Value Portfolio	-26.45%	-26.45%	-25.71%	-20.62%	—	-9.43%	-4.51%	—	4.91%	6/20/94	-9.45%	11.55%	-1.33%
7

CitiElite
Nonstandardized Performance as of 12/31/02 (cont’d)

	Cumulative Returns					Average Annual Returns					Calendar Year Returns

	YTD	1 YR	3 YR	5 YR	10 YR	3 YR	5 YR	10 YR	Inception		2001	2000	1999

STOCK ACCOUNTS:
Smith Barney Mid Cap Core Portfolio	-20.23%	-20.23%	-17.69%	—	—	-6.28%	—	—	-1.27%	11/1/99	-11.25%	16.27%	—
Smith Barney Premier Selection All Cap Growth Portfolio	-27.81%	-27.81%	-28.97%	—	—	-10.77%	—	—	-4.97%	9/14/99	-15.37%	16.25%	—
Smith Barney Small Cap Growth Opportunities Portfolio	-26.69%	-26.69%	-34.90%	-16.20%	—	-13.32%	-3.47%	—	-1.27%	2/7/97	-17.39%	7.50%	35.69%
Templeton Foreign Securities Fund — Class 2*	-19.69%	-19.69%	-35.91%	-16.29%	83.86%	-13.77%	-3.49%	6.28%	5.16%	5/1/92	-17.17%	-3.65%	21.52%
Van Kampen LIT Comstock Portfolio Class II Shares	-20.56%	-20.56%	-2.72%	—	—	-0.91%	—	—	-2.52%	5/1/99	-4.16%	27.77%	—
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.59%	-33.59%	-60.42%	8.20%	—	-26.56%	1.59%	—	7.49%	7/3/95	-32.62%	-11.55%	101.57%
BOND ACCOUNTS:
PIMCO Total Return Portfolio	7.55%	7.55%	25.40%	31.71%	—	7.83%	5.66%	—	5.66%	12/31/97	7.31%	8.66%	-1.96%
Putnam Diversified Income Portfolio	4.42%	4.42%	5.44%	4.33%	—	1.78%	0.85%	—	3.84%	6/20/94	2.77%	-1.74%	-0.32%
Salomon Brothers Variable High Yield Bond Fund	5.82%	5.82%	8.16%	—	—	2.65%	—	—	2.38%	5/1/98	3.67%	-1.40%	4.05%
Travelers High Yield Bond Trust	3.12%	3.12%	10.91%	20.01%	96.76%	3.51%	3.71%	7.00%	6.76%	6/10/83	8.02%	-0.43%	2.98%
Travelers Quality Bond Portfolio	4.33%	4.33%	16.26%	23.98%	—	5.15%	4.39%	—	4.85%	8/30/96	5.64%	5.49%	-0.32%
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-6.58%	-6.58%	5.97%	18.01%	—	1.95%	3.37%	—	8.01%	6/20/94	-1.39%	15.04%	1.15%
Salomon Brothers Variable Total Return Fund	-8.16%	-8.16%	-4.41%	—	—	-1.49%	—	—	-0.18%	2/17/98	-2.19%	6.41%	-0.62%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio	-0.03%	-0.03%	7.22%	14.81%	28.26%	2.35%	2.80%	2.52%	3.36%	12/31/87	2.33%	4.81%	3.37%
Travelers Money Market Portfolio — 7 Day Yield	-0.44%	This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. Their Performance may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. Please see the reverse side for additional disclosure information

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

8

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments

9

should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

10

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

         (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

         (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax

11

withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the account’s financial statements.

The financial statements and schedules (statutory basis ) of First Citicorp Life Insurance Company and the financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The December 31, 2002, financial statements and schedules (statutory basis) of First Citicorp Life Insurance Company were prepared using accounting practices prescribed or permitted by the New York State Insurance Department.

The audit report covering the December 31, 2002, financial statements and schedules (statutory basis) of First Citicorp Life Insurance Company states that the financial statements and schedules (statutory basis) are not presented fairly, in conformity with accounting principles generally accepted in the United States of America. However, the December 31, 2002, financial statements and schedules (statutory basis) of First Citicorp Life Insurance Company are presented fairly in all material respects in conformity with accounting practices prescribed or permitted by the New York State Insurance Department. This audit report also refers to a change in accounting as a result of the New York State Insurance Department adopting the National Association of Insurance Commissioners’ statutory accounting practices, except that it retained the prescribed practices of not permitting the recording of deferred tax assets or liabilities and not recognizing prepaid expenses in 2001, and the New York State Insurance Department adopting the National Association of Insurance Commissioners’ statutory accounting practices related to deferred income tax assets and liabilities in 2002.

12

CitiElite

STATEMENT OF ADDITIONAL INFORMATION

Individual Variable Annuity Contract

issued by

First Citicorp Life Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-20675S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                           FIRST CITICORP LIFE VARIABLE ANNUITY
                           SEPARATE ACCOUNT

One Cityplace
Hartford, CT 06103

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                        AIM V.I.        AIM V.I. CAPITAL
                                              HIGH YIELD          MONEY MARKET       BALANCED FUND -      APPRECIATION
                                              BOND TRUST           PORTFOLIO            SERIES I         FUND - SERIES I
                                           ---------------       ---------------     ---------------    ----------------

ASSETS:
  Investments at market value:             $       770,472       $     3,289,535     $         5,682     $    12,921,774

  Receivables:
    Dividends ..........................                --                 1,552                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................           770,472             3,291,087               5,682          12,921,774
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................               105                   436                   1               1,278
    Administrative fees ................                13                    52                  --                 213
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................               118                   488                   1               1,491
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $       770,354       $     3,290,599     $         5,681     $    12,920,283
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -1-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                    AIM V.I.                                AIM V.I.
                                            AIM V.I. CORE          GOVERNMENT                             INTERNATIONAL
                                             EQUITY FUND -     SECURITIES FUND -     AIM V.I. GROWTH      GROWTH FUND -
                                               SERIES I             SERIES I         FUND - SERIES I        SERIES I
                                           ---------------     -----------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $    14,151,015       $    18,891,165     $     4,500,372     $     8,359,117

  Receivables:
    Dividends ..........................                --                    --                  --                  (1)
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................        14,151,015            18,891,165           4,500,372           8,359,116
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................             1,472                 2,029                 493                 836
    Administrative fees ................               231                   311                  74                 136
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................             1,703                 2,340                 567                 972
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $    14,149,312       $    18,888,825     $     4,499,805     $     8,358,144
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -2-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

      AIM V.I.                                                      TECHNOLOGY         FRANKLIN SMALL    TEMPLETON FOREIGN
   PREMIER EQUITY       GROWTH & INCOME      PREMIER GROWTH        PORTFOLIO -           CAP FUND -      SECURITIES FUND -
   FUND - SERIES I    PORTFOLIO - CLASS B  PORTFOLIO - CLASS B       CLASS B              CLASS 2             CLASS 2
   ---------------    -------------------  -------------------     -----------         --------------    -----------------

    $ 24,373,566        $      65,483         $       4,343        $   972,819          $ 1,559,736         $ 3,102,275

              --                   --                    --                 --                1,592               3,366
    ------------        -------------         -------------        -----------          -----------         -----------

      24,373,566               65,483                 4,343            972,819            1,561,328           3,105,641
    ------------        -------------         -------------        -----------          -----------         -----------

           2,666                    9                    --                135                  214                 422
             400                    1                    --                 16                   26                  51
    ------------        -------------         -------------        -----------          -----------         -----------

           3,066                   10                    --                151                  240                 473
    ------------        -------------         -------------        -----------          -----------         -----------

    $ 24,370,500        $      65,473         $       4,343        $   972,668          $ 1,561,088         $ 3,105,168
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -3-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                  EQUITY INDEX
                                             APPRECIATION         PORTFOLIO -          FUNDAMENTAL            MFS(R)
                                              PORTFOLIO         CLASS II SHARES      VALUE PORTFOLIO       BOND SERIES
                                           ---------------      ---------------      ---------------       -----------

ASSETS:
  Investments at market value:             $     8,563,221       $     4,097,440     $       267,579     $     9,496,708

  Receivables:
    Dividends ..........................                --                    --                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................         8,563,221             4,097,440             267,579           9,496,708
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................               851                   559                  36                 997
    Administrative fees ................               140                    67                   4                 156
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................               991                   626                  40               1,153
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $     8,562,230       $     4,096,814     $       267,539     $     9,495,555
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -4-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                           TOTAL RETURN
                                                                                                           PORTFOLIO -
   MFS(R) EMERGING      MFS(R) MONEY        MFS(R) RESEARCH      MFS(R) STRATEGIC       MFS(R) TOTAL      ADMINISTRATIVE
    GROWTH SERIES       MARKET SERIES            SERIES           INCOME SERIES        RETURN SERIES          CLASS
    --------------      -------------       ---------------      ----------------      -------------      --------------

    $ 16,017,807        $  13,253,931         $  12,253,464        $ 1,490,673          $24,893,572         $ 1,472,296

              --                 (480)                   --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

      16,017,807           13,253,451            12,253,464          1,490,673           24,893,572           1,472,296
    ------------        -------------         -------------        -----------          -----------         -----------

           1,616                1,285                 1,201                144                2,594                 201
             262                  218                   200                 25                  409                  24
    ------------        -------------         -------------        -----------          -----------         -----------

           1,878                1,503                 1,401                169                3,003                 225
    ------------        -------------         -------------        -----------          -----------         -----------

    $ 16,015,929        $  13,251,948         $  12,252,063        $ 1,490,504          $24,890,569         $ 1,472,071
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -5-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                              PUTNAM VT            PUTNAM VT
                                            INTERNATIONAL          SMALL CAP                              HIGH YIELD
                                            GROWTH FUND -         VALUE FUND -       CAPITAL FUND -       BOND FUND -
                                           CLASS IB SHARES      CLASS IB SHARES         CLASS I             CLASS I
                                           ---------------      ---------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $        22,275      $        87,084     $     8,368,022     $     1,355,712

  Receivables:
    Dividends ..........................                --                   --                  --                  --
                                           ---------------      ---------------     ---------------     ---------------

      Total Assets .....................            22,275               87,084           8,368,022           1,355,712
                                           ---------------      ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................                 3                   12               1,141                 186
    Administrative fees ................                --                    2                 137                  22
                                           ---------------      ---------------     ---------------     ---------------

      Total Liabilities ................                 3                   14               1,278                 208
                                           ---------------      ---------------     ---------------     ---------------

NET ASSETS:                                $        22,272      $        87,070     $     8,366,744     $     1,355,504
                                           ===============      ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -6-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                      SMITH BARNEY
                                              SMITH BARNEY        SMITH BARNEY      PREMIER SELECTIONS     SMITH BARNEY
  INVESTORS FUND -       TOTAL RETURN          GROWTH AND          LARGE CAP          ALL CAP GROWTH        GOVERNMENT
       CLASS I          FUND - CLASS I      INCOME PORTFOLIO     CORE PORTFOLIO         PORTFOLIO           PORTFOLIO
  ----------------      --------------      ----------------     --------------     ------------------     ------------

    $  6,293,650        $   2,636,967         $     823,245        $ 1,736,370          $ 1,220,218         $ 1,530,599

              --                   --                    --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

       6,293,650            2,636,967               823,245          1,736,370            1,220,218           1,530,599
    ------------        -------------         -------------        -----------          -----------         -----------

             862                  360                   112                237                  167                 209
             103                   43                    14                 28                   20                  25
    ------------        -------------         -------------        -----------          -----------         -----------

             965                  403                   126                265                  187                 234
    ------------        -------------         -------------        -----------          -----------         -----------

    $  6,292,685        $   2,636,564         $     823,119        $ 1,736,105          $ 1,220,031         $ 1,530,365
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -7-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                            EQUITY INCOME           LARGE CAP         MFS EMERGING         MFS MID CAP
                                              PORTFOLIO             PORTFOLIO       GROWTH PORTFOLIO    GROWTH PORTFOLIO
                                           ---------------       ---------------    ----------------    ----------------

ASSETS:
  Investments at market value:             $       675,629       $     8,246,002     $       897,568     $     2,965,059

  Receivables:
    Dividends ..........................                --                    --                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................           675,629             8,246,002             897,568           2,965,059
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................                92                 1,133                 122                 405
    Administrative fees ................                11                   136                  15                  49
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................               103                 1,269                 137                 454
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $       675,526       $     8,244,733     $       897,431     $     2,964,605
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -8-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                               AIM CAPITAL                                 PUTNAM           SMITH BARNEY
    MFS RESEARCH       TRAVELERS QUALITY      APPRECIATION          MFS TOTAL        DIVERSIFIED INCOME  AGGRESSIVE GROWTH
      PORTFOLIO          BOND PORTFOLIO         PORTFOLIO        RETURN PORTFOLIO        PORTFOLIO           PORTFOLIO
    ------------       -----------------      ------------       ----------------    ------------------  -----------------

    $  2,874,634        $   5,327,136         $   5,558,510        $ 6,854,712          $ 1,270,536         $ 6,464,875

              --                   --                    --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

       2,874,634            5,327,136             5,558,510          6,854,712            1,270,536           6,464,875
    ------------        -------------         -------------        -----------          -----------         -----------

             392                  730                   762                938                  174                 671
              47                   88                    91                113                   21                 106
    ------------        -------------         -------------        -----------          -----------         -----------

             439                  818                   853              1,051                  195                 777
    ------------        -------------         -------------        -----------          -----------         -----------

    $  2,874,195        $   5,326,318         $   5,557,657        $ 6,853,661          $ 1,270,341         $ 6,464,098
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -9-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                  SMITH BARNEY
                                             SMITH BARNEY            LARGE            SMITH BARNEY          COMSTOCK
                                           LARGE CAP VALUE       CAPITALIZATION       MID CAP CORE         PORTFOLIO -
                                              PORTFOLIO         GROWTH PORTFOLIO        PORTFOLIO        CLASS II SHARES
                                           ---------------      ----------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $        56,410       $        14,618     $       280,298     $       155,555

  Receivables:
    Dividends ..........................                --                    --                  --                  --
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................            56,410                14,618             280,298             155,555
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................                 8                     2                  38                  21
    Administrative fees ................                 1                    --                   5                   3
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................                 9                     2                  43                  24
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $        56,401       $        14,616     $       280,255     $       155,531
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -10-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                          SMITH BARNEY
   EMERGING GROWTH      SMALL CAP GROWTH      EQUITY INCOME           GROWTH            HIGH INCOME           OVERSEAS
     PORTFOLIO -         OPPORTUNITIES     PORTFOLIO - INITIAL     PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
   CLASS II SHARES         PORTFOLIO              CLASS           INITIAL CLASS        INITIAL CLASS       INITIAL CLASS
   ---------------      ----------------   -------------------    -------------        -------------       -------------

    $      7,561        $   2,833,432         $  24,526,334        $20,463,168          $ 7,178,987         $ 4,775,019

              --                    1                    --                 --                   --                  --
    ------------        -------------         -------------        -----------          -----------         -----------

           7,561            2,833,433            24,526,334         20,463,168            7,178,987           4,775,019
    ------------        -------------         -------------        -----------          -----------         -----------

               1                  329                 2,459              2,235                  738                 465
              --                   47                   400                335                  118                  77
    ------------        -------------         -------------        -----------          -----------         -----------

               1                  376                 2,859              2,570                  856                 542
    ------------        -------------         -------------        -----------          -----------         -----------

    $      7,560        $   2,833,057         $  24,523,475        $20,460,598          $ 7,178,131         $ 4,774,477
    ============        =============         =============        ===========          ===========         ===========

                       See Notes to Financial Statements

                                      -11-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                            CONTRAFUND(R)         CONTRAFUND(R)        INDEX 500
                                             PORTFOLIO -           PORTFOLIO -        PORTFOLIO -
                                            INITIAL CLASS        SERVICE CLASS 2      INITIAL CLASS         COMBINED
                                           ---------------       ---------------     ---------------     ---------------

ASSETS:
  Investments at market value:             $    26,332,521       $     1,082,859     $    42,091,967     $   379,781,577

  Receivables:
    Dividends ..........................                --                    --                   8               6,038
                                           ---------------       ---------------     ---------------     ---------------

      Total Assets .....................        26,332,521             1,082,859          42,091,975         379,787,615
                                           ---------------       ---------------     ---------------     ---------------

LIABILITIES:
  Payables:
    Insurance charges ..................             2,763                   148               4,409              41,904
    Administrative fees ................               430                    18                 689               6,223
                                           ---------------       ---------------     ---------------     ---------------

      Total Liabilities ................             3,193                   166               5,098              48,127
                                           ---------------       ---------------     ---------------     ---------------

NET ASSETS:                                $    26,329,328       $     1,082,693     $    42,086,877     $   379,739,488
                                           ===============       ===============     ===============     ===============

                       See Notes to Financial Statements

                                      -12-

                       This page intentionally left blank

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                        AIM V.I.            AIM V.I.
                                              HIGH YIELD          MONEY MARKET       BALANCED FUND -   CAPITAL APPRECIATION
                                              BOND TRUST           PORTFOLIO            SERIES I         FUND - SERIES I
                                             ------------         ------------       ---------------   --------------------

INVESTMENT INCOME:
  Dividends ..............................   $    117,148         $     48,171        $        155         $         --
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................         11,004               43,626                  57              153,887
  Administrative fees ....................          1,321                5,235                   6               25,712
                                             ------------         ------------        ------------         ------------

    Total expenses .......................         12,325               48,861                  63              179,599
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......        104,823                 (690)                 92             (179,599)
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --                  --                   --
    Realized gain (loss) on sale
      of investments .....................         (8,459)                  --                 (19)          (1,460,334)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............         (8,459)                  --                 (19)          (1,460,334)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................        (69,180)                  --                (835)          (3,501,048)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $     27,184         $       (690)       $       (762)        $ (5,140,981)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -14-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                               AIM V.I.                               AIM V.I.
         AIM V.I. CORE        GOVERNMENT                            INTERNATIONAL         AIM V.I.
         EQUITY FUND -     SECURITIES FUND -   AIM V.I. GROWTH      GROWTH FUND -      PREMIER EQUITY      GROWTH & INCOME
           SERIES I            SERIES I        FUND - SERIES I         SERIES I        FUND - SERIES I   PORTFOLIO - CLASS B
         -------------     -----------------   ---------------      -------------      ---------------   -------------------

         $     52,388        $    353,119        $         --        $     55,215        $     99,250        $        215
         ------------        ------------        ------------        ------------        ------------        ------------

              171,282             174,434              62,980             103,238             338,606                 539
               26,960              26,555               9,501              16,814              50,949                  65
         ------------        ------------        ------------        ------------        ------------        ------------

              198,242             200,989              72,481             120,052             389,555                 604
         ------------        ------------        ------------        ------------        ------------        ------------

             (145,854)            152,130             (72,481)            (64,837)           (290,305)               (389)
         ------------        ------------        ------------        ------------        ------------        ------------

                   --                  --                  --                  --                  --               1,320
           (1,414,559)            209,927          (1,864,928)         (1,720,181)         (4,401,622)                (85)
         ------------        ------------        ------------        ------------        ------------        ------------

           (1,414,559)            209,927          (1,864,928)         (1,720,181)         (4,401,622)              1,235
         ------------        ------------        ------------        ------------        ------------        ------------

           (1,813,642)          1,053,360            (648,083)           (193,983)         (8,820,549)            (11,689)
         ------------        ------------        ------------        ------------        ------------        ------------

         $ (3,374,055)       $  1,415,417        $ (2,585,492)       $ (1,979,001)       $(13,512,476)       $    (10,843)
         ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -15-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                            TEMPLETON
                                            PREMIER GROWTH         TECHNOLOGY           FRANKLIN             FOREIGN
                                              PORTFOLIO -          PORTFOLIO -         SMALL CAP         SECURITIES FUND -
                                               CLASS B              CLASS B          FUND - CLASS 2          CLASS 2
                                            --------------        ------------       --------------     -----------------

INVESTMENT INCOME:
  Dividends ..............................   $         --         $         --        $      5,050         $     70,192
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................             53               17,964              25,053               53,812
  Administrative fees ....................              7                2,156               3,006                6,457
                                             ------------         ------------        ------------         ------------

    Total expenses .......................             60               20,120              28,059               60,269
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......            (60)             (20,120)            (23,009)               9,923
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --                  --                   --
    Realized gain (loss) on sale
      of investments .....................            (13)            (598,643)           (319,430)            (919,511)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............            (13)            (598,643)           (319,430)            (919,511)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................         (1,690)            (244,577)           (422,300)              (1,446)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $     (1,763)        $   (863,340)       $   (764,739)        $   (911,034)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -16-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                  EQUITY INDEX
              APPRECIATION         PORTFOLIO -         FUNDAMENTAL           MFS(R)         MFS(R) EMERGING      MFS(R) MONEY
                PORTFOLIO        CLASS II SHARES     VALUE PORTFOLIO      BOND SERIES        GROWTH SERIES       MARKET SERIES
              ------------       ---------------     ---------------      ------------      ---------------      -------------

              $    145,930        $     86,811        $      3,298        $    589,464        $         --        $    195,014
              ------------        ------------        ------------        ------------        ------------        ------------

                    94,096              65,621               3,878              93,068             208,103             131,918
                    15,782               7,874                 465              14,599              33,968              22,323
              ------------        ------------        ------------        ------------        ------------        ------------

                   109,878              73,495               4,343             107,667             242,071             154,241
              ------------        ------------        ------------        ------------        ------------        ------------

                    36,052              13,316              (1,045)            481,797            (242,071)             40,773
              ------------        ------------        ------------        ------------        ------------        ------------

                        --                  --               5,492                  --                  --                  --
                  (569,286)           (502,973)            (21,850)             12,607          (4,247,682)                 --
              ------------        ------------        ------------        ------------        ------------        ------------

                  (569,286)           (502,973)            (16,358)             12,607          (4,247,682)                 --
              ------------        ------------        ------------        ------------        ------------        ------------

                (1,714,046)           (971,587)            (73,573)            212,262          (5,799,307)                 --
              ------------        ------------        ------------        ------------        ------------        ------------

              $ (2,247,280)       $ (1,461,244)       $    (90,976)       $    706,666        $(10,289,060)       $     40,773
              ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -17-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                           TOTAL RETURN
                                                                                                           PORTFOLIO -
                                            MFS(R) RESEARCH     MFS(R) STRATEGIC      MFS(R) TOTAL        ADMINISTRATIVE
                                                SERIES           INCOME SERIES        RETURN SERIES           CLASS
                                            ---------------     ----------------      -------------       --------------

INVESTMENT INCOME:
  Dividends ..............................   $     48,529         $     69,942        $    496,403         $     27,314
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................        153,298               15,075             272,208                8,379
  Administrative fees ....................         25,665                2,577              43,022                1,006
                                             ------------         ------------        ------------         ------------

    Total expenses .......................        178,963               17,652             315,230                9,385
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......       (130,434)              52,290             181,173               17,929
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --             393,567               17,740
    Realized gain (loss) on sale
      of investments .....................     (2,398,330)              (5,700)           (149,539)               1,360
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............     (2,398,330)              (5,700)            244,028               19,100
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................     (2,727,984)              66,783          (2,375,063)              25,523
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $ (5,256,748)        $    113,373        $ (1,949,862)        $     62,552
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -18-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                PUTNAM VT          PUTNAM VT
              INTERNATIONAL        SMALL CAP                              HIGH YIELD
              GROWTH FUND -       VALUE FUND -       CAPITAL FUND -       BOND FUND -      INVESTORS FUND -       TOTAL RETURN
             CLASS IB SHARES     CLASS IB SHARES        CLASS I             CLASS I             CLASS I          FUND - CLASS I
             ---------------     ---------------     --------------       ------------     ----------------      --------------

              $          6        $         85        $     41,602        $     95,404        $     84,402        $     39,760
              ------------        ------------        ------------        ------------        ------------        ------------

                       121                 862             138,677              17,024             101,602              39,230
                        14                 103              16,641               2,043              12,192               4,707
              ------------        ------------        ------------        ------------        ------------        ------------

                       135                 965             155,318              19,067             113,794              43,937
              ------------        ------------        ------------        ------------        ------------        ------------

                      (129)               (880)           (113,716)             76,337             (29,392)             (4,177)
              ------------        ------------        ------------        ------------        ------------        ------------

                        --                 414                  --                  --                  --                  --
                        (8)             (2,230)           (371,582)            (29,868)           (303,032)            (51,502)
              ------------        ------------        ------------        ------------        ------------        ------------

                        (8)             (1,816)           (371,582)            (29,868)           (303,032)            (51,502)
              ------------        ------------        ------------        ------------        ------------        ------------

                    (1,236)            (19,315)         (2,980,334)             28,213          (2,000,070)           (226,703)
              ------------        ------------        ------------        ------------        ------------        ------------

              $     (1,373)       $    (22,011)       $ (3,465,632)       $     74,682        $ (2,332,494)       $   (282,382)
              ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -19-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                      SMITH BARNEY
                                             SMITH BARNEY         SMITH BARNEY     PREMIER SELECTIONS     SMITH BARNEY
                                              GROWTH AND         LARGE CAP CORE      ALL CAP GROWTH        GOVERNMENT
                                           INCOME PORTFOLIO        PORTFOLIO            PORTFOLIO           PORTFOLIO
                                           ----------------      --------------    ------------------     -------------

INVESTMENT INCOME:
  Dividends ..............................   $      7,424         $     12,352        $        886         $     35,619
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................         14,518               27,811              20,389               20,088
  Administrative fees ....................          1,742                3,337               2,447                2,410
                                             ------------         ------------        ------------         ------------

    Total expenses .......................         16,260               31,148              22,836               22,498
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......         (8,836)             (18,796)            (21,950)              13,121
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --                   --                  --               10,028
    Realized gain (loss) on sale
      of investments .....................       (145,265)            (232,809)           (115,466)              25,766
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............       (145,265)            (232,809)           (115,466)              35,794
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................       (173,658)            (486,323)           (416,503)              52,113
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $   (327,759)        $   (737,928)       $   (553,919)        $    101,028
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -20-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

              EQUITY INCOME         LARGE CAP         MFS EMERGING        MFS MID CAP         MFS RESEARCH     TRAVELERS QUALITY
                PORTFOLIO           PORTFOLIO       GROWTH PORTFOLIO    GROWTH PORTFOLIO       PORTFOLIO        BOND PORTFOLIO
              -------------       ------------      ----------------    ----------------      ------------     -----------------

              $      7,858        $     46,622        $         --        $         --        $     20,416        $    389,705
              ------------        ------------        ------------        ------------        ------------        ------------

                    10,486             134,874              14,714              57,751              46,970              65,436
                     1,258              16,185               1,766               6,930               5,636               7,852
              ------------        ------------        ------------        ------------        ------------        ------------

                    11,744             151,059              16,480              64,681              52,606              73,288
              ------------        ------------        ------------        ------------        ------------        ------------

                    (3,886)           (104,437)            (16,480)            (64,681)            (32,190)            316,417
              ------------        ------------        ------------        ------------        ------------        ------------

                        --                  --                  --                  --                  --              74,721
                   (27,201)         (1,591,190)           (334,695)         (1,567,326)           (546,729)             33,979
              ------------        ------------        ------------        ------------        ------------        ------------

                   (27,201)         (1,591,190)           (334,695)         (1,567,326)           (546,729)            108,700
              ------------        ------------        ------------        ------------        ------------        ------------

                  (107,331)         (1,281,958)           (186,720)         (1,898,968)           (606,734)           (194,449)
              ------------        ------------        ------------        ------------        ------------        ------------

              $   (138,418)       $ (2,977,585)       $   (537,895)       $ (3,530,975)       $ (1,185,653)       $    230,668
              ============        ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -21-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                             AIM CAPITAL                                 PUTNAM           SMITH BARNEY
                                             APPRECIATION          MFS TOTAL           DIVERSIFIED         AGGRESSIVE
                                              PORTFOLIO         RETURN PORTFOLIO    INCOME PORTFOLIO    GROWTH PORTFOLIO
                                             ------------       ----------------    ----------------    ----------------

INVESTMENT INCOME:
  Dividends ..............................   $         --         $    427,556        $    291,507         $         --
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................         94,260               97,272              16,378               73,330
  Administrative fees ....................         11,311               11,672               1,966               11,876
                                             ------------         ------------        ------------         ------------

    Total expenses .......................        105,571              108,944              18,344               85,206
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......       (105,571)             318,612             273,163              (85,206)
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........             --              270,450                  --                   --
    Realized gain (loss) on sale
      of investments .....................     (2,201,881)             (71,082)            (15,724)            (914,208)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............     (2,201,881)             199,368             (15,724)            (914,208)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................         39,042           (1,079,400)           (202,269)          (2,728,618)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $ (2,268,410)        $   (561,420)       $     55,170         $ (3,728,032)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -22-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                          SMITH BARNEY                                                                      SMITH BARNEY
    SMITH BARNEY             LARGE            SMITH BARNEY           COMSTOCK         EMERGING GROWTH     SMALL CAP GROWTH
   LARGE CAP VALUE       CAPITALIZATION          MID CAP           PORTFOLIO -          PORTFOLIO -        OPPORTUNITIES
      PORTFOLIO         GROWTH PORTFOLIO     CORE PORTFOLIO      CLASS II SHARES      CLASS II SHARES        PORTFOLIO
   ---------------      ----------------     --------------      ---------------      ---------------     ----------------

    $      2,610           $         61        $        184        $        195        $         --        $         --
    ------------           ------------        ------------        ------------        ------------        ------------

             799                     51               2,162               1,044                  73              40,232
              96                      6                 260                 126                   8               5,682
    ------------           ------------        ------------        ------------        ------------        ------------

             895                     57               2,422               1,170                  81              45,914
    ------------           ------------        ------------        ------------        ------------        ------------

           1,715                      4              (2,238)               (975)                (81)            (45,914)
    ------------           ------------        ------------        ------------        ------------        ------------

              --                     --                  --                 362                  --                  --
            (142)                     4              (2,529)             (1,979)                (17)           (445,406)
    ------------           ------------        ------------        ------------        ------------        ------------

            (142)                     4              (2,529)             (1,617)                (17)           (445,406)
    ------------           ------------        ------------        ------------        ------------        ------------

         (21,476)                   967             (34,656)            (16,313)             (2,663)           (754,138)
    ------------           ------------        ------------        ------------        ------------        ------------

    $    (19,903)          $        975        $    (39,423)       $    (18,905)       $     (2,761)       $ (1,245,458)
    ============           ============        ============        ============        ============        ============

                       See Notes to Financial Statements

                                      -23-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                            EQUITY INCOME                             HIGH INCOME            OVERSEAS
                                         PORTFOLIO - INITIAL   GROWTH PORTFOLIO -     PORTFOLIO -           PORTFOLIO -
                                                CLASS            INITIAL CLASS       INITIAL CLASS         INITIAL CLASS
                                         -------------------   ------------------    -------------         -------------

INVESTMENT INCOME:
  Dividends ..............................   $    580,197         $     79,410        $    903,956         $     55,716
                                             ------------         ------------        ------------         ------------

EXPENSES:
  Insurance charges ......................        283,560              285,203              73,045               57,594
  Administrative fees ....................         46,427               42,942              11,784                9,699
                                             ------------         ------------        ------------         ------------

    Total expenses .......................        329,987              328,145              84,829               67,293
                                             ------------         ------------        ------------         ------------

      Net investment income (loss) .......        250,210             (248,735)            819,127              (11,577)
                                             ------------         ------------        ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...........        789,713                   --                  --                   --
    Realized gain (loss) on sale
      of investments .....................     (1,743,456)          (4,974,166)         (1,706,217)          (1,123,431)
                                             ------------         ------------        ------------         ------------

      Realized gain (loss) ...............       (953,743)          (4,974,166)         (1,706,217)          (1,123,431)
                                             ------------         ------------        ------------         ------------

    Change in unrealized gain (loss)
      on investments .....................     (5,538,315)          (5,806,807)          1,000,016             (329,442)
                                             ------------         ------------        ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations ............   $ (6,241,848)        $(11,029,708)       $    112,926         $ (1,464,450)
                                             ============         ============        ============         ============

                       See Notes to Financial Statements

                                      -24-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

CONTRAFUND(R)         CONTRAFUND(R)          INDEX 500
 PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
INITIAL CLASS        SERVICE CLASS 2        INITIAL CLASS            COMBINED
-------------        ---------------        -------------         -------------

$     281,912         $       9,343         $     810,562         $   6,688,958
-------------         -------------         -------------         -------------

      302,485                15,313               531,169             4,786,702
       47,403                 1,838                83,634               714,018
-------------         -------------         -------------         -------------

      349,888                17,151               614,803             5,500,720
-------------         -------------         -------------         -------------

      (67,976)               (7,808)              195,759             1,188,238
-------------         -------------         -------------         -------------

           --                    --                    --             1,563,807
   (1,763,738)             (104,085)           (3,371,137)          (44,077,602)
-------------         -------------         -------------         -------------

   (1,763,738)             (104,085)           (3,371,137)          (42,513,795)
-------------         -------------         -------------         -------------

   (1,575,591)              (36,798)          (12,110,823)          (67,729,914)
-------------         -------------         -------------         -------------

$  (3,407,305)        $    (148,691)        $ (15,286,201)        $(109,055,471)
=============         =============         =============         =============

                       See Notes to Financial Statements

                                      -25-

                                      -26-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                              AIM V.I. BALANCED
                                                 HIGH YIELD BOND TRUST        MONEY MARKET PORTFOLIO           FUND - SERIES I
                                              --------------------------    --------------------------    -------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   -----------

OPERATIONS:
  Net investment income (loss) ............   $   104,823    $    46,458    $      (690)   $    64,365    $        92   $        52
  Realized gain (loss) ....................        (8,459)         1,714             --             --            (19)           12
  Change in unrealized gain (loss)
    on investments ........................       (69,180)        15,648             --             --           (835)           87
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        27,184         63,820           (690)        64,365           (762)          151
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             3          1,665             --        218,104             --            --
  Participant transfers from other
    funding options .......................        87,640        377,936      1,237,022      3,451,904          3,094         3,691
  Administrative charges ..................          (112)          (397)        (1,041)        (1,576)            --            --
  Contract surrenders .....................      (116,851)       (66,265)      (442,649)      (426,142)          (151)         (342)
  Participant transfers to other
    funding options .......................      (220,915)      (166,861)    (1,158,453)    (1,482,019)            --            --
  Other payments to participants ..........            --         (2,204)            --       (100,039)            --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (250,235)       143,874       (365,121)     1,660,232          2,943         3,349
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (223,051)       207,694       (365,811)     1,724,597          2,181         3,500

NET ASSETS:
    Beginning of year .....................       993,405        785,711      3,656,410      1,931,813          3,500            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $   770,354    $   993,405    $ 3,290,599    $ 3,656,410    $     5,681   $     3,500
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -27-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     AIM V.I. CAPITAL             AIM V.I. CORE              AIM V.I. GOVERNMENT
                                                   APPRECIATION FUND -            EQUITY FUND -                SECURITIES FUND -
                                                        SERIES I                     SERIES I                      SERIES I
                                              --------------------------    --------------------------    -------------------------
                                                  2002           2001           2002            2001           2002           2001
                                              -----------    -----------    -----------    -----------    -----------   -----------

OPERATIONS:
  Net investment income (loss) ............   $  (179,599)   $  (275,062)   $  (145,854)   $  (273,403)   $   152,130   $   315,665
  Realized gain (loss) ....................    (1,460,334)     1,711,258     (1,414,559)      (468,312)       209,927        92,649
  Change in unrealized gain (loss)
    on investments ........................    (3,501,048)    (9,782,357)    (1,813,642)    (7,042,851)     1,053,360       359,361
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (5,140,981)    (8,346,161)    (3,374,055)    (7,784,566)     1,415,417       767,675
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        49,221        282,834         25,873        144,974         39,782       508,121
  Participant transfers from other
    funding options .......................       275,905        523,831        238,640        873,584      5,090,728     5,578,570
  Administrative charges ..................        (4,788)        (6,933)        (5,516)        (6,680)        (2,103)       (2,355)
  Contract surrenders .....................    (2,278,835)    (2,912,759)    (2,226,595)    (1,847,272)    (2,695,315)   (1,489,135)
  Participant transfers to other
    funding options .......................    (1,892,788)    (2,609,477)    (2,349,833)    (2,600,618)    (1,638,841)   (2,085,183)
  Other payments to participants ..........       (92,928)      (502,268)      (143,552)      (237,392)       (97,299)      (33,049)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (3,944,213)    (5,224,772)    (4,460,983)    (3,673,404)       696,952     2,476,969
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (9,085,194)   (13,570,933)    (7,835,038)   (11,457,970)     2,112,369     3,244,644

NET ASSETS:
    Beginning of year .....................    22,005,477     35,576,410     21,984,350     33,442,320     16,776,456    13,531,812
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $12,920,283    $22,005,477    $14,149,312    $21,984,350    $18,888,825   $16,776,456
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -28-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                          AIM V.I.
       AIM V.I. GROWTH              INTERNATIONAL GROWTH             AIM V.I. PREMIER                 GROWTH & INCOME
       FUND - SERIES I                FUND - SERIES I             EQUITY FUND - SERIES I            PORTFOLIO - CLASS B
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$    (72,481)   $   (105,831)   $    (64,837)   $   (132,929)   $   (290,305)   $   (534,977)   $       (389)   $        (21)
  (1,864,928)     (1,889,287)     (1,720,181)       (632,896)     (4,401,622)       (224,472)          1,235              (2)

    (648,083)     (3,673,067)       (193,983)     (4,353,597)     (8,820,549)     (7,543,277)        (11,689)            (99)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,585,492)     (5,668,185)     (1,979,001)     (5,119,422)    (13,512,476)     (8,302,726)        (10,843)           (122)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      16,446          79,017          45,299         165,323          71,104         648,629           1,256              --

     159,933       1,463,893         186,252         137,367         706,372       2,484,814          67,788           7,424
      (2,453)         (3,284)         (2,155)         (2,923)        (11,656)        (16,640)            (30)             --
    (472,608)       (806,140)     (1,649,900)     (1,681,489)     (3,480,796)     (3,112,970)             --              --

  (1,250,459)     (3,215,330)     (1,711,173)     (2,015,349)     (5,151,196)     (6,652,593)             --              --
     (20,728)        (94,690)        (60,116)        (93,378)       (310,907)       (531,160)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,569,869)     (2,576,534)     (3,191,793)     (3,490,449)     (8,177,079)     (7,179,920)         69,014           7,424
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,155,361)     (8,244,719)     (5,170,794)     (8,609,871)    (21,689,555)    (15,482,646)         58,171           7,302

   8,655,166      16,899,885      13,528,938      22,138,809      46,060,055      61,542,701           7,302              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  4,499,805    $  8,655,166    $  8,358,144    $ 13,528,938    $ 24,370,500    $ 46,060,055    $     65,473    $      7,302
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -29-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                  FRANKLIN
                                                     PREMIER GROWTH            TECHNOLOGY PORTFOLIO -          SMALL CAP FUND -
                                                  PORTFOLIO - CLASS B                 CLASS B                      CLASS 2
                                              --------------------------    --------------------------    -------------------------
                                                  2002           2001           2002            2001           2002           2001
                                              -----------    -----------    -----------    -----------    -----------   -----------

OPERATIONS:
  Net investment income (loss) ............   $       (60)   $        --    $   (20,120)   $   (33,479)   $   (23,009)  $   (28,180)
  Realized gain (loss) ....................           (13)            --       (598,643)      (185,250)      (319,430)     (216,756)
  Change in unrealized gain (loss)
    on investments ........................        (1,690)            19       (244,577)      (592,879)      (422,300)     (332,595)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        (1,763)            19       (863,340)      (811,608)      (764,739)     (577,531)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........         4,000             --         25,937           (639)        46,681        29,355
  Participant transfers from other
    funding options .......................            --          2,090         63,482        403,497        136,964       254,340
  Administrative charges ..................            (3)            --           (634)        (1,598)          (856)       (1,757)
  Contract surrenders .....................            --             --       (107,619)      (119,451)      (215,530)     (181,762)
  Participant transfers to other
    funding options .......................            --             --       (209,008)      (315,047)      (222,317)     (239,868)
  Other payments to participants ..........            --             --        (20,253)       (28,509)       (23,893)      (64,846)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         3,997          2,090       (248,095)       (61,747)      (278,951)     (204,538)
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets         2,234          2,109     (1,111,435)      (873,355)    (1,043,690)     (782,069)

NET ASSETS:
    Beginning of year .....................         2,109             --      2,084,103      2,957,458      2,604,778     3,386,847
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $     4,343    $     2,109    $   972,668    $ 2,084,103    $ 1,561,088   $ 2,604,778
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -30-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

      TEMPLETON FOREIGN                                                EQUITY INDEX
      SECURITIES FUND -                 APPRECIATION                    PORTFOLIO -                       FUNDAMENTAL
           CLASS 2                       PORTFOLIO                    CLASS II SHARES                   VALUE PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$      9,923    $     97,996    $     36,052    $     55,117    $     13,316    $    (49,575)   $     (1,045)   $       (778)
    (919,511)      1,016,307        (569,286)       (144,857)       (502,973)       (187,966)        (16,358)          1,517

      (1,446)     (2,358,491)     (1,714,046)       (537,016)       (971,587)       (818,727)        (73,573)          4,262
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (911,034)     (1,244,188)     (2,247,280)       (626,756)     (1,461,244)     (1,056,268)        (90,976)          5,001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      77,605          87,991         235,194         151,489          40,554          25,014           7,662         106,034

      24,625         465,317       1,848,091      15,279,349          92,826       1,106,996         188,073         165,959
      (1,618)         (3,377)         (2,540)         (2,841)         (1,898)         (4,110)            (99)            (35)
    (437,842)       (402,674)     (1,783,123)     (1,411,421)       (477,872)       (395,279)         (5,927)         (1,721)

    (892,955)       (670,159)     (1,367,580)       (826,968)       (486,740)       (500,514)        (89,696)         (9,054)
     (14,267)        (73,354)       (295,393)       (387,991)       (138,587)        (27,279)         (7,682)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,244,452)       (596,256)     (1,365,351)     12,801,617        (971,717)        204,828          92,331         261,183
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,155,486)     (1,840,444)     (3,612,631)     12,174,861      (2,432,961)       (851,440)          1,355         266,184

   5,260,654       7,101,098      12,174,861              --       6,529,775       7,381,215         266,184              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,105,168    $  5,260,654    $  8,562,230    $ 12,174,861    $  4,096,814    $  6,529,775    $    267,539    $    266,184
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -31-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                 MFS(R) EMERGING
                                                  MFS(R) BOND SERIES              GROWTH SERIES           MFS(R) MONEY MARKET SERIES
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $   481,797    $   444,582    $  (242,071)   $  (419,255)   $    40,773   $   372,878
  Realized gain (loss) ....................        12,607         36,804     (4,247,682)     1,044,822             --            --
  Change in unrealized gain (loss)
    on investments ........................       212,262        139,755     (5,799,307)   (20,549,425)            --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........       706,666        621,141    (10,289,060)   (19,923,858)        40,773       372,878
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        15,952        116,567         59,155        383,309         13,042       145,761
  Participant transfers from other
    funding options .......................     1,498,908      3,616,367      1,076,393      3,183,747      7,582,958    20,858,418
  Administrative charges ..................        (1,477)        (1,370)        (6,422)        (8,766)        (1,509)       (1,979)
  Contract surrenders .....................    (1,149,602)      (933,941)    (2,811,950)    (2,431,727)    (4,145,536)   (3,141,839)
  Participant transfers to other
    funding options .......................    (1,595,266)    (1,184,763)    (4,137,609)    (7,539,591)    (7,178,834)   (9,847,311)
  Other payments to participants ..........       (96,808)      (127,134)      (101,181)      (411,582)       (59,779)     (209,952)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (1,328,293)     1,485,726     (5,921,614)    (6,824,610)    (3,789,658)    7,803,098
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (621,627)     2,106,867    (16,210,674)   (26,748,468)    (3,748,885)    8,175,976

NET ASSETS:
    Beginning of year .....................    10,117,182      8,010,315     32,226,603     58,975,071     17,000,833     8,824,857
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $ 9,495,555    $10,117,182    $16,015,929    $32,226,603    $13,251,948   $17,000,833
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -32-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                      MFS(R) STRATEGIC                                            TOTAL RETURN PORTFOLIO -
   MFS(R) RESEARCH SERIES              INCOME SERIES             MFS(R) TOTAL RETURN SERIES         ADMINISTRATIVE CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$   (130,434)   $   (271,428)   $     52,290    $     53,882    $    181,173    $    365,879    $     17,929    $        735
  (2,398,330)      3,117,682          (5,700)         (2,613)        244,028       1,285,861          19,100           2,258

  (2,727,984)    (10,117,165)         66,783          20,556      (2,375,063)     (2,018,089)         25,523          (3,110)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (5,256,748)     (7,270,911)        113,373          71,825      (1,949,862)       (366,349)         62,552            (117)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      51,174         209,793           2,746          42,891         104,989         557,338          76,380              --

     172,382         491,996         118,569          67,705       3,629,051       5,071,085       1,375,505         124,025
      (4,458)         (6,114)           (345)           (332)         (6,605)         (7,755)           (101)             (4)
  (2,541,886)     (2,178,413)       (269,515)        (97,699)     (3,629,729)     (3,222,189)        (66,784)         (4,484)

  (2,386,302)     (2,320,841)       (455,643)        (87,015)     (3,883,275)     (3,520,488)        (83,665)        (11,236)
    (139,344)       (299,511)         (3,669)        (10,154)       (638,913)       (476,925)             --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,848,434)     (4,103,090)       (607,857)        (84,604)     (4,424,482)     (1,598,934)      1,301,335         108,301
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (10,105,182)    (11,374,001)       (494,484)        (12,779)     (6,374,344)     (1,965,283)      1,363,887         108,184

  22,357,245      33,731,246       1,984,988       1,997,767      31,264,913      33,230,196         108,184              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 12,252,063    $ 22,357,245    $  1,490,504    $  1,984,988    $ 24,890,569    $ 31,264,913    $  1,472,071    $    108,184
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -33-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      PUTNAM VT                     PUTNAM VT
                                                    INTERNATIONAL                   SMALL CAP
                                                    GROWTH FUND -                  VALUE FUND -
                                                   CLASS IB SHARES                CLASS IB SHARES           CAPITAL FUND - CLASS I
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $      (129)   $        --    $      (880)   $       (72)   $  (113,716)  $  (108,289)
  Realized gain (loss) ....................            (8)            --         (1,816)            (1)      (371,582)      259,996
  Change in unrealized gain (loss)
    on investments ........................        (1,236)            --        (19,315)         2,233     (2,980,334)     (145,652)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........        (1,373)            --        (22,011)         2,160     (3,465,632)        6,055
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           837             --          4,331             --         57,790       140,354
  Participant transfers from other
    funding options .......................        22,808             --         87,543         26,802        379,860     1,432,727
  Administrative charges ..................            --             --             (5)            --         (4,305)      (10,430)
  Contract surrenders .....................            --             --           (485)            --       (938,358)     (874,324)
  Participant transfers to other
    funding options .......................            --             --        (11,265)            --     (1,437,727)   (1,025,266)
  Other payments to participants ..........            --             --             --             --        (63,310)      (68,788)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        23,645             --         80,119         26,802     (2,006,050)     (405,727)
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets        22,272             --         58,108         28,962     (5,471,682)     (399,672)

NET ASSETS:
    Beginning of year .....................            --             --         28,962             --     13,838,426    14,238,098
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $    22,272    $        --    $    87,070    $    28,962    $ 8,366,744   $13,838,426
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -34-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

   HIGH YIELD BOND FUND -                                          TOTAL RETURN FUND -             SELECT SMALL CAP
           CLASS I                INVESTORS FUND - CLASS I               CLASS I                      PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$     76,337    $     93,798    $    (29,392)   $    (80,706)   $     (4,177)   $     19,140    $         --    $     (7,531)
     (29,868)        (11,241)       (303,032)        224,382         (51,502)         (5,774)             --        (485,947)

      28,213         (30,933)     (2,000,070)       (796,785)       (226,703)       (122,590)             --         357,265
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      74,682          51,624      (2,332,494)       (653,109)       (282,382)       (109,224)             --        (136,213)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,412          16,965          66,833         236,830           5,662          61,756              --           9,255

      29,984         106,080         152,000         749,348          44,891         541,511              --          68,631
        (175)           (451)         (1,932)         (6,427)           (788)         (2,368)             --            (565)
    (106,763)       (102,276)       (678,421)       (653,350)       (268,116)       (398,703)             --          (9,329)

    (100,299)        (55,415)       (965,586)     (1,245,844)       (425,971)       (728,391)             --      (1,716,674)
     (17,116)             --        (105,721)        (38,949)        (40,301)        (81,504)             --           1,752
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (191,957)        (35,097)     (1,532,827)       (958,392)       (684,623)       (607,699)             --      (1,646,930)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (117,275)         16,527      (3,865,321)     (1,611,501)       (967,005)       (716,923)             --      (1,783,143)

   1,472,779       1,456,252      10,158,006      11,769,507       3,603,569       4,320,492              --       1,783,143
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,355,504    $  1,472,779    $  6,292,685    $ 10,158,006    $  2,636,564    $  3,603,569    $         --    $         --
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -35-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                  SMITH BARNEY
                                                    SMITH BARNEY                   SMITH BARNEY                PREMIER SELECTIONS
                                                  GROWTH AND INCOME               LARGE CAP CORE                 ALL CAP GROWTH
                                                      PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $    (8,836)   $   (22,579)   $   (18,796)   $   (45,816)   $   (21,950)  $   (30,549)
  Realized gain (loss) ....................      (145,265)       (60,750)      (232,809)      (128,315)      (115,466)      (25,678)
  Change in unrealized gain (loss)
    on investments ........................      (173,658)      (146,078)      (486,323)      (436,095)      (416,503)     (341,636)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........      (327,759)      (229,407)      (737,928)      (610,226)      (553,919)     (397,863)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           468         90,111          3,994         69,085         73,460        85,085
  Participant transfers from other
    funding options .......................            --        306,222         74,454        243,808             24       219,206
  Administrative charges ..................          (479)        (1,138)        (1,437)        (2,669)          (604)       (1,032)
  Contract surrenders .....................      (142,546)      (136,837)      (136,814)      (149,219)       (76,856)     (117,422)
  Participant transfers to other
    funding options .......................      (200,188)      (174,290)      (325,081)      (332,615)      (234,720)     (113,311)
  Other payments to participants ..........        (7,002)        (9,021)       (24,055)       (91,693)       (44,387)      (20,948)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (349,747)        75,047       (408,939)      (263,303)      (283,083)       51,578
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets      (677,506)      (154,360)    (1,146,867)      (873,529)      (837,002)     (346,285)

NET ASSETS:
    Beginning of year .....................     1,500,625      1,654,985      2,882,972      3,756,501      2,057,033     2,403,318
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $   823,119    $ 1,500,625    $ 1,736,105    $ 2,882,972    $ 1,220,031   $ 2,057,033
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -36-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

        SMITH BARNEY                   EQUITY INCOME                                                    MFS EMERGING
    GOVERNMENT PORTFOLIO                 PORTFOLIO                  LARGE CAP PORTFOLIO               GROWTH PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$     13,121    $    (21,574)   $     (3,886)   $     (2,818)   $   (104,437)   $   (151,178)   $    (16,480)   $    (25,291)
      35,794          12,568         (27,201)          1,581      (1,591,190)     (1,128,785)       (334,695)         99,426

      52,113          69,608        (107,331)        (75,181)     (1,281,958)     (2,199,540)       (186,720)     (1,049,920)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     101,028          60,602        (138,418)        (76,418)     (2,977,585)     (3,479,503)       (537,895)       (975,785)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,500          42,430           8,050          37,018          19,513         135,254          23,304          48,390

      75,966         611,447         117,431         206,945          44,744       1,211,575          72,953         283,068
        (214)           (660)           (230)           (477)         (5,196)        (13,075)           (557)         (1,372)
    (154,591)        (49,790)        (47,644)        (59,568)       (728,454)       (936,848)        (48,681)        (63,651)

    (133,509)       (199,516)       (285,784)        (27,845)     (1,387,202)     (1,914,462)       (126,143)       (255,276)
          --              --              --              --        (168,295)       (239,036)        (16,301)         (6,986)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (209,848)        403,911        (208,177)        156,073      (2,224,890)     (1,756,592)        (95,425)          4,173
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (108,820)        464,513        (346,595)         79,655      (5,202,475)     (5,236,095)       (633,320)       (971,612)

   1,639,185       1,174,672       1,022,121         942,466      13,447,208      18,683,303       1,530,751       2,502,363
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  1,530,365    $  1,639,185    $    675,526    $  1,022,121    $  8,244,733    $ 13,447,208    $    897,431    $  1,530,751
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -37-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      MFS MID CAP                  MFS RESEARCH                TRAVELERS QUALITY
                                                   GROWTH PORTFOLIO                 PORTFOLIO                   BOND PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $   (64,681)   $  (121,861)   $   (32,190)   $   (74,862)   $   316,417   $   106,485
  Realized gain (loss) ....................    (1,567,326)     1,306,382       (546,729)        22,650        108,700        40,024
  Change in unrealized gain (loss)
    on investments ........................    (1,898,968)    (3,906,244)      (606,734)    (1,587,087)      (194,449)       97,176
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (3,530,975)    (2,721,723)    (1,185,653)    (1,639,299)       230,668       243,685
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        15,136        162,416          1,763         43,339         48,233       142,851
  Participant transfers from other
    funding options .......................       150,788        831,040        136,216        448,568        890,869     1,668,543
  Administrative charges ..................        (2,674)        (6,582)        (1,291)        (3,739)          (865)       (2,080)
  Contract surrenders .....................      (305,363)      (408,195)      (224,751)      (298,637)      (470,610)     (299,168)
  Participant transfers to other
    funding options .......................      (695,433)      (773,941)      (520,004)      (619,777)      (733,634)     (474,124)
  Other payments to participants ..........        (6,451)       (22,858)       (23,713)       (98,845)       (25,320)           --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....      (843,997)      (218,120)      (631,780)      (529,091)      (291,327)    1,036,022
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (4,374,972)    (2,939,843)    (1,817,433)    (2,168,390)       (60,659)    1,279,707

NET ASSETS:
    Beginning of year .....................     7,339,577     10,279,420      4,691,628      6,860,018      5,386,977     4,107,270
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $ 2,964,605    $ 7,339,577    $ 2,874,195    $ 4,691,628    $ 5,326,318   $ 5,386,977
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -38-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                       SMITH BARNEY
         AIM CAPITAL                  MFS TOTAL RETURN              PUTNAM DIVERSIFIED               AGGRESSIVE GROWTH
   APPRECIATION PORTFOLIO                PORTFOLIO                   INCOME PORTFOLIO                    PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$   (105,571)   $   (152,892)   $    318,612    $    130,231    $    273,163    $     90,998    $    (85,206)   $    (62,932)
  (2,201,881)      1,973,941         199,368         357,173         (15,724)        (18,249)       (914,208)       (135,700)

      39,042      (5,297,821)     (1,079,400)       (644,762)       (202,269)        (34,567)     (2,728,618)        (82,967)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,268,410)     (3,476,772)       (561,420)       (157,358)         55,170          38,182      (3,728,032)       (281,599)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      81,329         119,740          93,654         129,513           3,284           3,989         316,475         389,153

      70,170       1,363,919         740,362       1,309,739          16,524         132,910       2,836,559      10,615,779
      (3,917)         (8,296)         (1,776)         (4,821)           (276)           (688)         (2,517)         (1,933)
    (637,254)       (575,363)       (805,873)       (636,851)        (36,877)        (67,529)     (1,088,609)       (731,622)

  (1,202,320)     (1,308,320)       (925,383)     (1,137,467)       (111,440)        (48,669)     (1,394,242)       (309,071)
    (103,690)        (99,113)        (54,187)       (169,280)        (23,016)        (83,376)       (117,235)        (39,008)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,795,682)       (507,433)       (953,203)       (509,167)       (151,801)        (63,363)        550,431       9,923,298
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,064,092)     (3,984,205)     (1,514,623)       (666,525)        (96,631)        (25,181)     (3,177,601)      9,641,699

   9,621,749      13,605,954       8,368,284       9,034,809       1,366,972       1,392,153       9,641,699              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  5,557,657    $  9,621,749    $  6,853,661    $  8,368,284    $  1,270,341    $  1,366,972    $  6,464,098    $  9,641,699
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -39-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SMITH BARNEY                  SMITH BARNEY                  SMITH BARNEY
                                                   LARGE CAP VALUE             LARGE CAPITALIZATION              MID CAP CORE
                                                      PORTFOLIO                  GROWTH PORTFOLIO                 PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $     1,715    $       (89)   $         4    $        --    $    (2,238)  $      (281)
  Realized gain (loss) ....................          (142)            --              4             --         (2,529)          (27)
  Change in unrealized gain (loss)
    on investments ........................       (21,476)         1,183            967             --        (34,656)           58
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........       (19,903)         1,094            975             --        (39,423)         (250)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            --             --             --             --          2,887         8,839
  Participant transfers from other
    funding options .......................         5,958         72,183         13,641             --        244,823        74,119
  Administrative charges ..................            (6)            --             --             --            (25)          (13)
  Contract surrenders .....................        (2,881)            --             --             --         (1,078)           --
  Participant transfers to other
    funding options .......................           (44)            --             --             --         (9,624)           --
  Other payments to participants ..........            --             --             --             --             --            --
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         3,027         72,183         13,641             --        236,983        82,945
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets       (16,876)        73,277         14,616             --        197,560        82,695

NET ASSETS:
    Beginning of year .....................        73,277             --             --             --         82,695            --
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $    56,401    $    73,277    $    14,616    $        --    $   280,255   $    82,695
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -40-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                      EMERGING GROWTH                   CITISELECT(R)
    COMSTOCK PORTFOLIO -                PORTFOLIO -                     VIP FOLIO 200                 CITISELECT(R) VIP
       CLASS II SHARES                CLASS II SHARES                   CONSERVATIVE                  FOLIO 300 BALANCED
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$       (975)   $       (126)   $        (81)   $         --    $         --    $    380,754    $         --    $    400,435
      (1,617)           (152)            (17)             --              --        (651,464)             --        (905,155)

     (16,313)         (1,239)         (2,663)             --              --         145,181              --          60,180
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (18,905)         (1,517)         (2,761)             --              --        (125,529)             --        (444,540)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       4,331          18,000              --              --              --          27,413              --          24,672

     151,372          14,183          10,327              --              --         121,004              --          10,255
          --              (4)             (6)             --              --            (510)             --            (787)
        (610)             --              --              --              --         (60,424)             --        (367,819)

      (9,888)         (1,431)             --              --              --      (6,503,023)             --      (8,858,172)
          --              --              --              --              --         (87,241)             --         (38,624)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     145,205          30,748          10,321              --              --      (6,502,781)             --      (9,230,475)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     126,300          29,231           7,560              --              --      (6,628,310)             --      (9,675,015)

      29,231              --              --              --              --       6,628,310              --       9,675,015
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    155,531    $     29,231    $      7,560    $         --    $         --    $         --    $         --    $         --
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -41-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                                SMITH BARNEY
                                                                                  CITISELECT(R)                   SMALL CAP
                                                    CITISELECT(R)                 VIP FOLIO 500             GROWTH OPPORTUNITIES
                                                 VIP FOLIO 400 GROWTH              GROWTH PLUS                    PORTFOLIO
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $        --    $   159,069    $        --    $    37,762    $   (45,914)  $   (52,330)
  Realized gain (loss) ....................            --       (655,284)            --       (517,134)      (445,406)      351,286
  Change in unrealized gain (loss)
    on investments ........................            --         35,845             --        257,477       (754,138)   (1,109,670)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........            --       (460,370)            --       (221,895)    (1,245,458)     (810,714)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            --         73,358             --          2,729         66,580        13,899
  Participant transfers from other
    funding options .......................            --         51,135             --         12,108        406,552     1,969,660
  Administrative charges ..................            --           (767)            --           (324)        (1,524)       (1,338)
  Contract surrenders .....................            --       (162,555)            --        (36,163)      (402,983)     (385,588)
  Participant transfers to other
    funding options .......................            --     (6,311,061)            --     (2,185,925)      (633,403)     (377,293)
  Other payments to participants ..........            --         (6,974)            --        (18,025)       (43,497)         (895)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            --     (6,356,864)            --     (2,225,600)      (608,275)    1,218,445
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets            --     (6,817,234)            --     (2,447,495)    (1,853,733)      407,731

NET ASSETS:
    Beginning of year .....................            --      6,817,234             --      2,447,495      4,686,790     4,279,059
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $        --    $        --    $        --    $        --    $ 2,833,057   $ 4,686,790
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -42-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

        EQUITY INCOME                                                   HIGH INCOME
         PORTFOLIO -                  GROWTH PORTFOLIO -                PORTFOLIO -                 OVERSEAS PORTFOLIO -
        INITIAL CLASS                   INITIAL CLASS                  INITIAL CLASS                   INITIAL CLASS
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2002            2001            2002            2001            2002            2001            2002            2001
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$    250,210    $    305,822    $   (248,735)   $   (478,246)   $    819,127    $  1,270,150    $    (11,577)   $    454,318
    (953,743)      1,524,457      (4,974,166)        846,392      (1,706,217)     (1,059,478)     (1,123,431)        181,003

  (5,538,315)     (4,604,657)     (5,806,807)    (11,099,854)      1,000,016      (1,549,431)       (329,442)     (3,156,123)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (6,241,848)     (2,774,378)    (11,029,708)    (10,731,708)        112,926      (1,338,759)     (1,464,450)     (2,520,802)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      56,382         416,451          87,407         486,061          76,781         213,445          18,221          40,579

   1,214,637       2,240,736       1,374,564       2,967,145         287,464         285,522          80,234         154,263
      (8,919)        (10,655)         (9,811)        (13,325)         (1,653)         (2,058)         (1,346)         (1,788)
  (3,558,290)     (3,883,978)     (3,210,308)     (4,675,129)     (1,291,402)       (751,486)     (1,091,624)       (557,653)

  (3,453,026)     (3,568,655)     (5,129,394)     (6,451,761)       (741,899)       (877,268)       (621,497)     (1,158,309)
    (400,992)       (409,608)       (357,963)       (891,922)        (55,737)        (81,572)        (40,387)       (101,076)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (6,150,208)     (5,215,709)     (7,245,505)     (8,578,931)     (1,726,446)     (1,213,417)     (1,656,399)     (1,623,984)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (12,392,056)     (7,990,087)    (18,275,213)    (19,310,639)     (1,613,520)     (2,552,176)     (3,120,849)     (4,144,786)

  36,915,531      44,905,618      38,735,811      58,046,450       8,791,651      11,343,827       7,895,326      12,040,112
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 24,523,475    $ 36,915,531    $ 20,460,598    $ 38,735,811    $  7,178,131    $  8,791,651    $  4,774,477    $  7,895,326
============    ============    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements

                                      -43-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    CONTRAFUND(R)                  CONTRAFUND(R)                  INDEX 500
                                                     PORTFOLIO -                    PORTFOLIO -                  PORTFOLIO -
                                                    INITIAL CLASS                 SERVICE CLASS 2               INITIAL CLASS
                                              --------------------------    --------------------------    --------------------------
                                                  2002           2001           2002           2001           2002          2001
                                              -----------    -----------    -----------    -----------    -----------   ------------

OPERATIONS:
  Net investment income (loss) ............   $   (67,976)   $   (96,597)   $    (7,808)   $   (10,054)   $   195,759   $   116,614
  Realized gain (loss) ....................    (1,763,738)       255,736       (104,085)       (40,010)    (3,371,137)     (333,451)
  Change in unrealized gain (loss)
    on investments ........................    (1,575,591)    (6,360,083)       (36,798)      (193,219)   (12,110,823)  (12,139,190)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (3,407,305)    (6,200,944)      (148,691)      (243,283)   (15,286,201)  (12,356,027)
                                              -----------    -----------    -----------    -----------    -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........       103,719        306,297             --         19,893        219,670       898,552
  Participant transfers from other
    funding options .......................     2,263,328        838,416        207,665        281,469      1,898,876     2,747,970
  Administrative charges ..................        (9,101)       (10,771)          (494)        (1,005)       (16,204)      (20,938)
  Contract surrenders .....................    (3,224,446)    (1,900,391)      (182,812)       (87,879)    (7,886,333)   (6,305,915)
  Participant transfers to other
    funding options .......................    (4,968,742)    (3,617,942)      (173,803)      (218,648)    (7,737,796)   (6,863,154)
  Other payments to participants ..........      (322,860)      (278,085)        (2,881)       (31,392)      (605,822)     (745,784)
                                              -----------    -----------    -----------    -----------    -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (6,158,102)    (4,662,476)      (152,325)       (37,562)   (14,127,609)  (10,289,269)
                                              -----------    -----------    -----------    -----------    -----------   -----------

      Net increase (decrease) in net assets    (9,565,407)   (10,863,420)      (301,016)      (280,845)   (29,413,810)  (22,645,296)

NET ASSETS:
    Beginning of year .....................    35,894,735     46,758,155      1,383,709      1,664,554     71,500,687    94,145,983
                                              -----------    -----------    -----------    -----------    -----------   -----------
    End of year ...........................   $26,329,328    $35,894,735    $ 1,082,693    $ 1,383,709    $42,086,877   $71,500,687
                                              ===========    ===========    ===========    ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -44-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

            COMBINED
------------------------------
    2002             2001
-------------    -------------

$   1,188,238    $   1,711,594
  (42,513,795)       5,652,875

  (67,729,914)    (125,268,175)
-------------    -------------

 (109,055,471)    (117,903,706)
-------------    -------------

    2,475,061        8,417,292

   39,964,788      100,211,941
     (136,746)        (213,912)
  (58,756,448)     (52,608,776)

  (73,057,595)    (107,353,201)
   (4,935,538)      (7,470,268)
-------------    -------------

  (94,446,478)     (59,016,924)
-------------    -------------

 (203,501,949)    (176,920,630)

  583,241,437      760,162,067
-------------    -------------
$ 379,739,488    $ 583,241,437
=============    =============

                       See Notes to Financial Statements

                                      -45-

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC")
is a separate account of First Citicorp Life Insurance  Company ("The Company"),
an indirect  subsidiary of Citigroup  Inc., and is available for funding certain variable  annuity  contracts  issued by the Company.  Separate  Account FCLIC is registered  under the  Investment  Company Act of 1940,  as  amended,  as a unit investment trust.  Separate Account FCLIC includes the CitiVariable  Annuity and
CitiElite Annuity products.

Participant  purchase payments applied to Separate Account FCLIC are invested in one or more  sub-accounts  in accordance with the selection made by the contract owner. As of December 31, 2002,  investments  comprising  Separate Account FCLIC were:

   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company
   Money Market Portfolio, Massachusetts business trust, Affiliate of The
    Company
   AIM Variable Insurance Funds, Delaware business trust
      AIM V.I. Balanced Fund - Series I
      AIM V.I. Captial Appreciation Fund - Series I
      AIM V.I. Core Equity Fund - Series I (Formerly AIM V.I. Growth and Income
       Fund)
      AIM V.I. Government Securities Fund - Series I
      AIM V.I. Growth Fund - Series I
      AIM V.I. International Growth Fund - Series I (Formerly AIM V.I.
       International Equity Fund)
      AIM V.I. Premier Equity Fund - Series I (Formerly AIM V.I. Value Fund)
   Alliance Variable Product Series Fund, Inc., Maryland business trust
      Growth & Income Portfolio - Class B
      Premier Growth Portfolio - Class B
      Technology Portfolio - Class B
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Small Cap Fund - Class 2
      Templeton Foreign Securities Fund - Class 2 (Formerly Templeton
       International
      Securities Fund - Class 2)
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Appreciation Portfolio
      Equity Index Portfolio - Class II Shares
      Fundamental Value Portfolio
   MFS Variable Insurance Trust, Massachusetts business trust
      MFS(R) Bond Series
      MFS(R) Emerging Growth Series
      MFS(R) Money Market Series
      MFS(R) Research Series
      MFS(R) Strategic Income Series
      MFS(R) Total Return Series
   PIMCO Variable Insurance Trust, Massachusetts business trust
      Total Return Portfolio - Administrative Class (Formerly Total Return Bond
       Portfolio)
   Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Growth Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
      Putnam VT Voyager II Fund - Class IB Shares *
   Salomon Brothers Variable Series Fund Inc., Maryland business trust,
    Affiliate of The Company
      Capital Fund - Class I (Formerly Capital Fund)
      High Yield Bond Fund - Class I (Formerly High Yield Bond Fund)
      Investors Fund - Class I (Formerly Investors Fund)
      Total Return Fund - Class I (Formerly Total Return Fund)
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
    The Company
      Smith Barney Growth and Income Portfolio
      Smith Barney Large Cap Core Portfolio
      Smith Barney Premier Selections All Cap Growth Portfolio
      Smithn Barney Government Portfolio

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Equity Income Portfolio
      Large Cap Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Research Portfolio
      Travelers Quality Bond Portfolio
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Putnam Diversified Income Portfolio
      Smith Barney Aggressive Growth Portfolio
      Smith Barney International All Cap Growth Portfolio *
      Smith Barney Large Cap Value Portfolio
      Smith Barney Large Capitalization Growth Portfolio
      Smith Barney Mid Cap Core Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Emerging Growth Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund, Massachusetts business trust
      Equity Income Portfolio - Initial Class
      Growth Portfolio - Initial Class
      High Income Portfolio - Initial Class
      Overseas Portfolio - Initial Class
   Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Initial Class
      Contrafund(R) Portfolio - Service Class 2
      Index 500 Portfolio - Initial Class
   Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2 (Formerly
       Fidelity VIP
      Dynamic Capital Appreciation Portfolio - Service Class 2) *

   * No assets for the period

Not all funds may be available in all states or to all contract owners.

Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200 Conservative of Variable  Annuity  Portfolios  were combined into  Appreciation  Portfolio of
Greenwich Street Series Fund. At the effective date, Separate Account FCLIC held
647,283 shares of CitiSelect(R) VIP Folio 200 Conservative having a market value of $6,118,304, which were exchanged for 269,648 shares of Appreciation Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 300 Balanced of
Variable  Annuity  Portfolios  were  combined  into  Appreciation  Portfolio  of
Greenwich Street Series Fund. At the effective date, Separate Account FCLIC held
867,505 shares of CitiSelect(R)  VIP Folio 300 Balanced having a market value of
$8,109,908,  which were exchanged for 357,422 shares of  Appreciation  Portfolio equal in value.

                                      -47-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective  April 20, 2001, the assets of  CitiSelect(R)  VIP Folio 400 Growth of
Variable Annuity  Portfolios were combined into Smith Barney  Aggressive  Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
FCLIC held 631,753  shares  CitiSelect(R)  VIP Folio 400 Growth  having a market value of  $5,825,970,  which were  exchanged for 424,015  shares of Smith Barney
Aggressive Growth Portfolio equal in value.

Effective April 20, 2001, the assets of CitiSelect(R)  VIP Folio 500 Growth Plus of Variable Annuity Portfolios were combined into Smith Barney Aggressive Growth
Portfolio of Travelers Series Fund Inc. At the effective date,  Separate Account
FCLIC held  276,853  shares  CitiSelect(R)  VIP Folio 500 Growth  Plus  having a market value of  $2,043,658,  which were  exchanged for 148,738  shares of Smith
Barney Aggressive Growth Portfolio equal in value.

Effective  April 27, 2001,  the assets of Select Small Cap  Portfolio of Concert
Investment Series (currently Smith Barney Investment  Series) were combined into
Smith  Barney  Small Cap Growth  Opportunities  Portfolio  of  Variable  Annuity
Portfolios. At the effective date, Separate Account FCLIC held 185,028 shares of
Select  Small Cap  Portfolio  having a market  value of  $1,682,847,  which were exchanged  for 169,642  shares of Smith  Barney  Small Cap Growth  Opportunities
Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed  by  Separate  Account  FCLIC  in  the  preparation  of  its  financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES.  The  operations of Separate  Account FCLIC form a part of the total  operations  of The  Company  and are not taxed  separately.  Separate
Account FCLIC is taxed as a life  insurance  company under the Internal  Revenue
Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment  income of Separate Account FCLIC.  Separate
Account FCLIC is not taxed as a "regulated  investment company" under Subchapter
M of the Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account  FCLIC adopted the financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five period.  It is  comprised of the units,  unit values, investment income ratio,  expense ratios and total returns for each sub-account.
Since each sub-account offers multiple contract charges,  certain information is provided in the form of a range. The range  information may reflect varying time periods  if  assets  did not  exist  with all  contract  charge  options  of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

2. INVESTMENTS

The aggregate  costs of purchases and proceeds  from sales of  investments  were
$39,013,982  and  $130,715,111,  respectively,  for the year ended  December 31,
2002. Realized gains and losses from investment  transactions are reported on an average cost basis.  The cost of investments in eligible funds was  $540,479,620 at December 31, 2002.  Gross  unrealized  appreciation  for all  investments  at
December  31,  2002  was  $2,159,899.  Gross  unrealized  depreciation  for  all investments at December 31, 2002 was $162,857,942.

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3. CONTRACT CHARGES

Insurance  charges are paid for the  mortality  and expense risks assumed by The company.  Each  business  day, The Company  deducts a mortality and expense risk charge which is reflected in the  calculation of  accumulation  and annuity unit values.  For the CitiVariable  Annuity  contracts issued on or after February 1,
1999, this charge equals,  on an annual basis,  1.25% of the amount held in each funding  option  (Price I in note 4).  For the  CitiVariable  Annuity  Contracts issued prior to February 1, 1999, this charge equals, on an annual basis,  0.84%
of the  amount  held in each  funding  option  (Price  II in  note  4).  For the
CitiElite  annuity  product this charge equals,  on an annual basis 1.25% of the amount held in each funding options (Price III in note 4).

Administrative  fees  are  paid for  administrative  expenses.  This fee is also deducted each business day and reflected in the calculation of accumulation  and annuity  unit  values.  This charge  equals,  on an annual  basis,  0.15% of the amounts held in each funding option.

For CitiVariable  Annuity  contracts in the  accumulation  phase with a contract value less than $25,000,  an annual charge of $30 (prorated for partial periods)
is deducted from  participant  account balances and paid to The Company to cover
contract   administrative  charges.  For  CitiElite  Annuity  contracts  in  the accumulation  phase,  an annual charge of $30 (prorated for partial  periods) is deducted  from  participant  account  balances  and paid to The Company to cover contract administrative charges.

No sales charge is deducted  from  participant  purchase  payments when they are received.  However,  for the CitiVariable Annuity product, The Company generally assesses  a  contingent  deferred  sales  charge of up to 7% if a  participant's purchase  payment is surrendered  within five years of its payment date. For the
CitiElite Annuity product The Company generally  assesses a contingent  deferred sales  charge of up to 7% if a  participant's  purchase  payment is  surrendered within seven years of its payment  date.  Contract  surrender  payments  include
$976,895 and $1,310,362 of contingent  deferred sales charges for the year ended
December 31, 2002 and 2001, respectively.

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

High Yield Bond Trust
    Price III ............................................           701,831      $      1.098      $    770,354

Money Market Portfolio
    Price III ............................................         3,006,951             1.094         3,290,599

AIM Variable Insurance Funds
  AIM V.I. Balanced Fund - Series I
    Price I ..............................................                --             0.752                --
    Price II .............................................                --             0.757                --
    Price III ............................................             7,557             0.752             5,681
  AIM V.I. Capital Appreciation Fund - Series I
    Price I ..............................................         1,405,282             1.384         1,944,468
    Price II .............................................         7,754,716             1.416        10,975,815
  AIM V.I. Core Equity Fund - Series I
    Price I ..............................................         3,778,350             1.050         3,965,327
    Price II .............................................         9,486,556             1.074        10,183,985
  AIM V.I. Government Securities Fund - Series I
    Price I ..............................................         4,773,865             1.354         6,463,792
    Price II .............................................         9,030,752             1.376        12,425,033
  AIM V.I. Growth Fund - Series I
    Price I ..............................................         2,393,815             0.740         1,771,590
    Price II .............................................         3,603,917             0.757         2,728,215
  AIM V.I. International Growth Fund - Series I
    Price I ..............................................         2,014,514             0.827         1,666,105
    Price II .............................................         7,910,316             0.846         6,692,039
  AIM V.I. Premier Equity Fund - Series I
    Price I ..............................................         7,813,049             0.989         7,724,901
    Price II .............................................        14,640,755             1.011        14,806,779
    Price III ............................................         3,830,465             0.480         1,838,820

Alliance Variable Product Series Fund, Inc.
  Growth & Income Portfolio - Class B
    Price I ..............................................                --             0.716                --
    Price II .............................................                --             0.721                --
    Price III ............................................            91,434             0.716            65,473
  Premier Growth Portfolio - Class B
    Price I ..............................................                --             0.593                --
    Price II .............................................                --             0.597                --
    Price III ............................................             7,327             0.593             4,343
  Technology Portfolio - Class B
    Price III ............................................         3,553,041             0.274           972,668

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2
    Price III ............................................         2,006,595             0.777         1,561,088
  Templeton Foreign Securities Fund - Class 2
    Price III ............................................         4,191,794             0.740         3,105,168

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

Greenwich Street Series Fund
  Appreciation Portfolio
    Price I ..............................................         1,005,026      $      0.808      $    812,002
    Price II .............................................         8,744,914             0.814         7,117,912
    Price III ............................................           782,626             0.808           632,316
  Equity Index Portfolio - Class II Shares
    Price III ............................................         1,942,354             2.109         4,096,814
  Fundamental Value Portfolio
    Price I ..............................................                --             0.719                --
    Price II .............................................                --             0.724                --
    Price III ............................................           371,930             0.719           267,539

MFS Variable Insurance Trust
  MFS(R) Bond Series
    Price I ..............................................         2,002,994             1.371         2,747,592
    Price II .............................................         4,841,017             1.394         6,747,963
  MFS(R) Emerging Growth Series
    Price I ..............................................         3,593,012             0.910         3,269,898
    Price II .............................................        13,691,784             0.931        12,746,031
  MFS(R) Money Market Series
    Price I ..............................................         1,165,960             1.251         1,458,972
    Price II .............................................         9,274,948             1.271        11,792,976
  MFS(R) Research Series
    Price I ..............................................         1,943,475             0.927         1,800,716
    Price II .............................................        11,027,481             0.948        10,451,347
  MFS(R) Strategic Income Series
    Price I ..............................................           119,968             1.285           154,163
    Price II .............................................         1,023,407             1.306         1,336,341
  MFS(R) Total Return Series
    Price I ..............................................         4,915,480             1.391         6,837,884
    Price II .............................................        12,771,010             1.414        18,052,685

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Price I ..............................................                --             1.135                --
    Price II .............................................                --             1.142                --
    Price III ............................................         1,297,327             1.135         1,472,071

Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares
    Price I ..............................................                --             0.701                --
    Price II .............................................                --             0.706                --
    Price III ............................................            31,770             0.701            22,272
  Putnam VT Small Cap Value Fund - Class IB Shares
    Price I ..............................................                --             0.888                --
    Price II .............................................                --             0.894                --
    Price III ............................................            98,107             0.888            87,070

Salomon Brothers Variable Series Fund Inc.
  Capital Fund - Class I
    Price III ............................................         8,704,358             0.961         8,366,744
  High Yield Bond Fund - Class I
    Price III ............................................         1,221,089             1.110         1,355,504

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

Salomon Brothers Variable Series Fund Inc. (continued)
  Investors Fund - Class I
    Price III ............................................         7,617,928      $      0.826      $  6,292,685
  Total Return Fund - Class I
    Price III ............................................         2,825,528             0.933         2,636,564

Smith Barney Investment Series
  Smith Barney Growth and Income Portfolio
    Price III ............................................         1,228,727             0.670           823,119
  Smith Barney Large Cap Core Portfolio
    Price III ............................................         2,554,011             0.680         1,736,105
  Smith Barney Premier Selections All Cap Growth Portfolio
    Price III ............................................         1,443,689             0.845         1,220,031
  Smith Barney Government Portfolio
    Price III ............................................         1,239,661             1.234         1,530,365

The Travelers Series Trust
  Equity Income Portfolio
    Price III ............................................           793,721             0.851           675,526
  Large Cap Portfolio
    Price III ............................................        12,856,211             0.641         8,244,733
  MFS Emerging Growth Portfolio
    Price III ............................................         2,716,699             0.330           897,431
  MFS Mid Cap Growth Portfolio
    Price III ............................................         4,610,051             0.643         2,964,605
  MFS Research Portfolio
    Price III ............................................         4,534,604             0.634         2,874,195
  Travelers Quality Bond Portfolio
    Price III ............................................         4,551,803             1.170         5,326,318

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Price III ............................................         8,003,783             0.695         5,557,657
  MFS Total Return Portfolio
    Price III ............................................         6,556,445             1.046         6,853,661
  Putnam Diversified Income Portfolio
    Price III ............................................         1,195,442             1.063         1,270,341
  Smith Barney Aggressive Growth Portfolio
    Price I ..............................................         1,349,984             0.692           934,675
    Price II .............................................         6,827,621             0.698         4,762,332
    Price III ............................................         1,107,937             0.692           767,091
  Smith Barney Large Cap Value Portfolio
    Price I ..............................................                --             0.674                --
    Price II .............................................                --             0.679                --
    Price III ............................................            83,624             0.674            56,401

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4. NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                               DECEMBER 31, 2002
                                                                 -----------------------------------------------
                                                                 ACCUMULATION         UNIT
                                                                     UNITS            VALUE          NET ASSETS
                                                                 ------------     ------------      ------------

Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Price I ..............................................                --      $      0.684      $         --
    Price II .............................................                --             0.689                --
    Price III ............................................            21,357             0.684            14,616
  Smith Barney Mid Cap Core Portfolio
    Price I ..............................................                --             0.754                --
    Price II .............................................                --             0.759                --
    Price III ............................................           371,898             0.754           280,255

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Price I ..............................................                --             0.732                --
    Price II .............................................                --             0.737                --
    Price III ............................................           212,379             0.732           155,531
  Emerging Growth Portfolio - Class II Shares
    Price I ..............................................                --             0.546                --
    Price II .............................................                --             0.550                --
    Price III ............................................            13,851             0.546             7,560

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Price I ..............................................           332,444             0.925           307,502
    Price II .............................................         1,402,521             0.946         1,327,007
    Price III ............................................         1,271,611             0.943         1,198,548

Variable Insurance Products Fund
  Equity Income Portfolio - Initial Class
    Price I ..............................................         4,226,736             1.148         4,853,445
    Price II .............................................        16,746,689             1.175        19,670,030
  Growth Portfolio - Initial Class
    Price I ..............................................         4,860,505             1.644         7,992,245
    Price II .............................................         7,412,954             1.682        12,468,353
  High Income Portfolio - Initial Class
    Price I ..............................................         2,230,056             0.780         1,738,648
    Price II .............................................         6,865,778             0.792         5,439,483
  Overseas Portfolio - Initial Class
    Price I ..............................................           784,090             0.825           647,165
    Price II .............................................         4,888,711             0.844         4,127,312

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Initial Class
    Price I ..............................................         5,838,237             1.348         7,871,853
    Price II .............................................        13,382,787             1.379        18,457,475
  Contrafund(R) Portfolio - Service Class 2
    Price III ............................................         1,504,764             0.720         1,082,693
  Index 500 Portfolio - Initial Class
    Price I ..............................................        11,104,451             1.101        12,225,563
    Price II .............................................        26,515,934             1.126        29,861,314
                                                                                                    ------------

Net Contract Owners' Equity ..............................                                          $379,739,488
                                                                                                    ============

                       See Notes to Financial Statements

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                         ---------------------------------------------------------
INVESTMENTS                                                                   NO. OF       MARKET        COST OF        PROCEEDS
                                                                              SHARES        VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.2%)
     Total (Cost $865,368)                                                     95,003   $    770,472   $    203,721   $    349,129
                                                                         ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.9%)
     Total (Cost $3,289,535)                                                3,289,535      3,289,535      1,142,692      1,507,616
                                                                         ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (21.9%)
  AIM V.I. Balanced Fund - Series I (Cost $6,430)                                 649          5,682          3,249            213
  AIM V.I. Capital Appreciation Fund - Series I (Cost $19,280,236)            786,474     12,921,774         84,377      4,208,601
  AIM V.I. Core Equity Fund - Series I (Cost $19,415,041)                     832,903     14,151,015        217,419      4,824,563
  AIM V.I. Government Securities Fund - Series I (Cost $17,424,096)         1,523,481     18,891,165      4,203,235      3,353,377
  AIM V.I. Growth Fund - Series I (Cost $10,373,796)                          398,263      4,500,372         84,256      1,726,859
  AIM V.I. International Growth Fund - Series I (Cost $13,684,557)            669,265      8,359,117        188,613      3,445,457
  AIM V.I. Premier Equity Fund - Series I (Cost $40,577,583)                1,502,686     24,373,566        430,055      8,898,745
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $120,761,739)                                              5,713,721     83,202,691      5,211,204     26,457,815
                                                                         ------------   ------------   ------------   ------------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.3%)
  Growth & Income Portfolio - Class B (Cost $77,271)                            3,971         65,483         70,556            601
  Premier Growth Portfolio - Class B (Cost $6,014)                                251          4,343          4,000             62
  Technology Portfolio - Class B (Cost $3,004,067)                             97,477        972,819         80,225        348,535
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $3,087,352)                                                  101,699      1,042,645        154,781        349,198
                                                                         ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.2%)
  Franklin Small Cap Fund - Class 2 (Cost $2,905,171)                         122,814      1,559,736        151,629        453,652
  Templeton Foreign Securities Fund - Class 2 (Cost $5,770,674)               329,329      3,102,275        134,982      1,369,642
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $8,675,845)                                                  452,143      4,662,011        286,611      1,823,294
                                                                         ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (3.4%)
  Appreciation Portfolio (Cost $10,814,283)                                   487,100      8,563,221      1,513,658      2,843,003
  Equity Index Portfolio - Class II Shares (Cost $6,426,495)                  191,201      4,097,440        195,170      1,153,706
  Fundamental Value Portfolio (Cost $336,891)                                  18,378        267,579        210,557        113,769
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $17,577,669)                                                 696,679     12,928,240      1,919,385      4,110,478
                                                                         ------------   ------------   ------------   ------------

MFS VARIABLE INSURANCE TRUST (20.4%)
  MFS(R) Bond Series (Cost $9,020,800)                                        803,444      9,496,708      1,692,556      2,538,811
  MFS(R) Emerging Growth Series (Cost $29,887,267)                          1,344,904     16,017,807        755,540      6,920,207
  MFS(R) Money Market Series (Cost $13,253,931)                            13,253,931     13,253,931      6,650,521     10,399,363
  MFS(R) Research Series (Cost $19,618,413)                                 1,136,685     12,253,464        140,417      5,119,818
  MFS(R) Strategic Income Series (Cost $1,435,610)                            141,564      1,490,673        186,832        742,397
  MFS(R) Total Return Series (Cost $25,770,718)                             1,452,367     24,893,572      3,516,179      7,365,748
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $98,986,739)                                              18,132,895     77,406,155     12,942,045     33,086,344
                                                                         ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (0.4%)
  Total Return Portfolio - Administrative Class
     Total (Cost $1,449,884)                                                  143,920      1,472,296      1,456,457        119,240
                                                                         ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.0%)
  Putnam VT International Growth Fund - Class IB Shares
   (Cost $23,511)                                                               2,205         22,275         23,648            129
  Putnam VT Small Cap Value Fund - Class IB Shares
   (Cost $104,165)                                                              7,161         87,084         92,328         12,665
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $127,676)                                                      9,366        109,359        115,976         12,794
                                                                         ------------   ------------   ------------   ------------

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                         ---------------------------------------------------------
                                                                              NO. OF       MARKET        COST OF        PROCEEDS
                                                                              SHARES        VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (4.9%)
  Capital Fund - Class I (Cost $10,623,727)                                   743,164   $  8,368,022   $    320,373   $  2,440,459
  High Yield Bond Fund - Class I (Cost $1,521,396)                            167,165      1,355,712        134,358        249,939
  Investors Fund - Class I (Cost $8,040,647)                                  648,162      6,293,650        213,998      1,776,427
  Total Return Fund - Class I (Cost $2,893,871)                               276,702      2,636,967         97,951        786,762
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $23,079,641)                                               1,835,193     18,654,351        766,680      5,253,587
                                                                         ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (1.4%)
  Smith Barney Growth and Income Portfolio (Cost $1,219,725)                  119,658        823,245         17,576        376,207
  Smith Barney Large Cap Core Portfolio (Cost $2,877,546)                     246,294      1,736,370         51,687        479,492
  Smith Barney Premier Selections All Cap Growth Portfolio
   (Cost $1,779,855)                                                          138,977      1,220,218         71,816        376,901
  Smith Barney Government Portfolio (Cost $1,392,122)                         130,597      1,530,599        121,027        307,680
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $7,269,248)                                                  635,526      5,310,432        262,106      1,540,280
                                                                         ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (5.5%)
  Equity Income Portfolio (Cost $808,146)                                      52,991        675,629        145,602        357,681
  Large Cap Portfolio (Cost $15,243,263)                                      777,192      8,246,002         94,203      2,423,826
  MFS Emerging Growth Portfolio (Cost $2,632,146)                             123,973        897,568         92,645        204,592
  MFS Mid Cap Growth Portfolio (Cost $8,884,470)                              590,649      2,965,059        110,298      1,019,379
  MFS Research Portfolio (Cost $5,289,617)                                    440,895      2,874,634        125,592        789,669
  Travelers Quality Bond Portfolio (Cost $5,350,252)                          482,968      5,327,136      1,216,500      1,116,489
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $38,207,894)                                               2,468,668     20,986,028      1,784,840      5,911,636
                                                                         ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (5.4%)
  AIM Capital Appreciation Portfolio (Cost $12,640,282)                       714,461      5,558,510        112,950      2,014,472
  MFS Total Return Portfolio (Cost $7,769,172)                                482,047      6,854,712      1,334,060      1,698,115
  Putnam Diversified Income Portfolio (Cost $1,600,221)                       153,446      1,270,536        308,264        186,864
  Smith Barney Aggressive Growth Portfolio (Cost $9,276,458)                  715,141      6,464,875      2,534,624      2,069,474
  Smith Barney Large Cap Value Portfolio (Cost $76,703)                         4,267         56,410          5,672            930
  Smith Barney Large Capitalization Growth Portfolio (Cost $13,651)     .       1,501         14,618         13,701             54
  Smith Barney Mid Cap Core Portfolio (Cost $314,897)                          28,086        280,298        247,610         12,831
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $31,691,384)                                               2,098,949     20,499,959      4,556,881      5,982,740
                                                                         ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
  Comstock Portfolio - Class II Shares (Cost $173,107)                         17,150        155,555        156,162         11,550
  Emerging Growth Portfolio - Class II Shares (Cost $10,224)                      397          7,561         10,326             85
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $183,331)                                                     17,547        163,116        166,488         11,635
                                                                         ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.7%)
  Smith Barney Small Cap Growth Opportunities Portfolio
     Total (Cost $4,392,954)                                                  399,075      2,833,432        366,477      1,020,763
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (15.0%)
  Equity Income Portfolio - Initial Class (Cost $32,540,229)                1,350,569     24,526,334      1,872,035      6,982,711
  Growth Portfolio - Initial Class (Cost $36,291,359)                         873,002     20,463,168      1,051,660      8,547,010
  High Income Portfolio - Initial Class (Cost $12,420,189)                  1,210,622      7,178,987      1,140,418      2,047,656
  Overseas Portfolio - Initial Class (Cost $8,865,617)                        434,883      4,775,019        103,533      1,771,639
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $90,117,394)                                               3,869,076     56,943,508      4,167,646     19,349,016
                                                                         ------------   ------------   ------------   ------------

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)                                              FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                         ---------------------------------------------------------
                                                                              NO. OF       MARKET        COST OF        PROCEEDS
                                                                              SHARES        VALUE       PURCHASES      FROM SALES
                                                                         ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND II (18.4%)
  Contrafund(R) Portfolio - Initial Class (Cost $33,597,619)                1,454,835   $ 26,332,521   $  1,756,037   $  7,982,194
  Contrafund(R) Portfolio - Service Class 2 (Cost $1,395,583)                  60,326      1,082,859        203,055        363,181
  Index 500 Portfolio - Initial Class (Cost $55,722,765)                      421,257     42,091,967      1,550,897     15,484,171
                                                                         ------------   ------------   ------------   ------------
     Total (Cost $90,715,967)                                               1,936,418     69,507,347      3,509,989     23,829,546
                                                                         ------------   ------------   ------------   ------------
TOTAL INVESTMENTS (100%)
  (COST $540,479,620)                                                                   $379,781,577   $ 39,013,982   $130,715,111
                                                                                        ============   ============   ============

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

HIGH YIELD BOND TRUST                             2002     702            1.098     770   13.32             1.40              3.20
                                                  2001     933            1.064     993    6.48             1.40              8.02

MONEY MARKET PORTFOLIO                            2002   3,007            1.094   3,291    1.38             1.40              0.00
                                                  2001   3,340            1.094   3,656    3.48             1.40              2.24
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Balanced Fund - Series I               2002       8            0.752       6    3.38             1.40            (18.26)
                                                  2001       4            0.920       4    1.72             1.40              4.19

  AIM V.I. Capital Appreciation Fund - Series I   2002   9,160    1.384 - 1.416  12,920      --      0.99 - 1.40   (25.39) - (25.08)
                                                  2001  11,674    1.855 - 1.890  22,005      --      0.99 - 1.40   (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I            2002  13,265    1.050 - 1.074  14,149    0.29      0.99 - 1.40   (16.73) - (16.36)
                                                  2001  17,201    1.261 - 1.284  21,984    0.04      0.99 - 1.40   (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I  2002  13,805    1.354 - 1.376  18,889    1.99      0.99 - 1.40        8.06 - 8.52
                                                  2001  13,288    1.253 - 1.268  16,776    3.14      0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                 2002   5,998    0.740 - 0.757   4,500      --      0.99 - 1.40   (31.92) - (31.68)
                                                  2001   7,867    1.087 - 1.108   8,655    0.19      0.99 - 1.40   (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I   2002   9,925    0.827 - 0.846   8,358    0.49      0.99 - 1.40   (16.88) - (16.49)
                                                  2001  13,399    0.995 - 1.013  13,529    0.28      0.99 - 1.40   (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I         2002  26,284    0.480 - 1.011  24,371    0.29      0.99 - 1.40   (31.23) - (30.99)
                                                  2001  34,360    0.698 - 1.465  46,060    0.12      0.99 - 1.40   (13.83) - (13.42)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC
  Growth & Income Portfolio - Class B             2002      91            0.716      65    0.50             1.40            (23.34)
                                                  2001       8            0.934       7      --             1.40             (4.79)

  Premier Growth Portfolio - Class B              2002       7            0.593       4      --             1.40            (31.76)
                                                  2001       2            0.869       2      --             1.40              0.93

  Technology Portfolio - Class B                  2002   3,553            0.274     973      --             1.40            (42.56)
                                                  2001   4,368            0.477   2,084      --             1.40            (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2               2002   2,007            0.777   1,561    0.25             1.40            (29.68)
                                                  2001   2,355            1.105   2,605    0.38             1.40            (16.48)

  Templeton Foreign Securities Fund - Class 2     2002   4,192            0.740   3,105    1.63             1.40            (19.65)
                                                  2001   5,705            0.921   5,261    3.00             1.40            (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2002  10,533    0.808 - 0.814   8,562    1.39      0.99 - 1.40  (18.63) - (18.36)
                                                  2001  12,218    0.993 - 0.997  12,175    1.14      0.99 - 1.40    (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares        2002   1,942            2.109   4,097    1.66             1.40            (23.48)
                                                  2001   2,370            2.756   6,530    0.69             1.40            (13.58)

  Fundamental Value Portfolio                     2002     372            0.719     268    1.06             1.40            (22.44)
                                                  2001     287            0.927     266    0.14             1.40             (7.58)

                                      -57-

                         NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                              2002   6,844    1.371 - 1.394   9,496    6.06      0.99 - 1.40       7.36 - 7.89
                                                  2001   7,853    1.277 - 1.292  10,117    6.06      0.99 - 1.40       7.22 - 7.58

  MFS(R) Emerging Growth Series                   2002  17,285    0.910 - 0.931  16,016      --      0.99 - 1.40  (34.72) - (34.44)
                                                  2001  22,782    1.394 - 1.420  32,227      --      0.99 - 1.40  (34.40) - (34.14)

  MFS(R) Money Market Series                      2002  10,441    1.251 - 1.271  13,252    1.31      0.99 - 1.40     (0.16) - 0.24
                                                  2001  13,432    1.253 - 1.268  17,001    3.48      0.99 - 1.40       2.29 - 2.76

  MFS(R) Research Series                          2002  12,971    0.927 - 0.948  12,252    0.28      0.99 - 1.40  (25.54) - (25.30)
                                                  2001  17,668    1.245 - 1.269  22,357    0.01      0.99 - 1.40  (22.38) - (22.00)

  MFS(R) Strategic Income Series                  2002   1,143    1.285 - 1.306   1,491    4.08      0.99 - 1.40       6.91 - 7.31
                                                  2001   1,633    1.202 - 1.217   1,985    3.75      0.99 - 1.40       3.26 - 3.75

  MFS(R) Total Return Series                      2002  17,686    1.391 - 1.414  24,891    1.73      0.99 - 1.40    (6.52) - (6.11)
                                                  2001  20,833    1.488 - 1.506  31,265    2.21      0.99 - 1.40    (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class   2002   1,297            1.135   1,472    4.04             1.40              7.58
                                                  2001     103            1.055     108    1.76             1.40              2.53
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                               2002      32            0.701      22    0.05             1.40            (18.39)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2002      98            0.888      87    0.12             1.40            (19.35)
                                                  2001      26            1.101      29      --             1.40              1.94
SALOMON BROTHERS VARIABLE SERIES FUND INC
  Capital Fund - Class I                          2002   8,704            0.961   8,367    0.38             1.40            (26.13)
                                                  2001  10,639            1.301  13,838    0.65             1.40              0.46

  High Yield Bond Fund - Class I                  2002   1,221            1.110   1,356    7.01             1.40              5.82
                                                  2001   1,404            1.049   1,473    7.55             1.40              3.66

  Investors Fund - Class I                        2002   7,618            0.826   6,293    1.04             1.40            (24.15)
                                                  2001   9,331            1.089  10,158    0.67             1.40             (5.47)

  Total Return Fund - Class I                     2002   2,826            0.933   2,637    1.27             1.40             (8.17)
                                                  2001   3,547            1.016   3,604    1.87             1.40             (2.21)

  Smith Barney Growth and Income Portfolio        2002   1,229            0.670     823    0.64             1.40            (23.25)
                                                  2001   1,720            0.873   1,501      --             1.40            (12.00)

  Smith Barney Large Cap Core Portfolio           2002   2,554            0.680   1,736    0.56             1.40            (27.04)
                                                  2001   3,095            0.932   2,883      --             1.40            (15.66)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                          2002   1,444            0.845   1,220    0.05             1.40            (27.84)
                                                  2001   1,757            1.171   2,057      --             1.40            (15.33)

  Smith Barney Government Portfolio               2002   1,240            1.234   1,530    2.22             1.40              6.38
                                                  2001   1,413            1.160   1,639      --             1.40              4.41

                                      -58-

                         NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                         2002     794            0.851     676    0.94             1.40            (15.15)
                                                  2001   1,019            1.003   1,022    1.11             1.40             (7.90)

  Large Cap Portfolio                             2002  12,856            0.641   8,245    0.43             1.40            (23.87)
                                                  2001  15,963            0.842  13,447    0.43             1.40            (18.49)

  MFS Emerging Growth Portfolio                   2002   2,717            0.330     897      --             1.40            (35.29)
                                                  2001   3,005            0.510   1,531      --             1.40            (37.04)

  MFS Mid Cap Growth Portfolio                    2002   4,610            0.643   2,965      --             1.40            (49.57)
                                                  2001   5,758            1.275   7,340      --             1.40            (24.73)

  MFS Research Portfolio                          2002   4,535            0.634   2,874    0.54             1.40            (26.19)
                                                  2001   5,464            0.859   4,692    0.04             1.40            (23.51)

  Travelers Quality Bond Portfolio                2002   4,552            1.170   5,326    7.44             1.40              4.28
                                                  2001   4,803            1.122   5,387    3.56             1.40              5.65
TRAVELERS SERIES FUND INC
  AIM Capital Appreciation Portfolio              2002   8,004            0.695   5,558      --             1.40            (24.95)
                                                  2001  10,399            0.926   9,622      --             1.40            (24.84)

  MFS Total Return Portfolio                      2002   6,556            1.046   6,854    5.50             1.40             (6.52)
                                                  2001   7,478            1.119   8,368    2.85             1.40             (1.41)

  Putnam Diversified Income Portfolio             2002   1,195            1.063   1,270   22.25             1.40              4.42
                                                  2001   1,343            1.018   1,367    7.87             1.40              2.83

  Smith Barney Aggressive Growth Portfolio        2002   9,286    0.692 - 0.698   6,464      --      0.99 - 1.40  (33.59) - (33.27)
                                                  2001   9,224    1.042 - 1.046   9,642      --      0.99 - 1.40    (3.34) - (2.97)

  Smith Barney Large Cap Value Portfolio          2002      84            0.674      56    4.08             1.40            (26.50)
                                                  2001      80            0.917      73      --             1.40              1.55
  Smith Barney Large Capitalization
      Growth Portfolio                            2002      21            0.684      15    0.80             1.40            (14.71)

  Smith Barney Mid Cap Core Portfolio             2002     372            0.754     280    0.11             1.40            (20.21)
                                                  2001      88            0.945      83      --             1.40             (5.59)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares            2002     212            0.732     156    0.23             1.40            (20.61)
                                                  2001      32            0.922      29      --             1.40             (7.52)

  Emerging Growth Portfolio - Class II Shares     2002      14            0.546       8      --             1.40            (29.64)
  Smith Barney Small Cap Growth
      Opportunities Portfolio                     2002   3,007    0.925 - 0.946   2,833      --      0.99 - 1.40  (26.70) - (26.38)
                                                  2001   3,652    1.262 - 1.286   4,687      --      0.99 - 1.40  (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity Income Portfolio - Initial Class         2002  20,973    1.148 - 1.175  24,523    1.88      0.99 - 1.40  (18.12) - (17.72)
                                                  2001  25,931    1.402 - 1.428  36,916    1.82      0.99 - 1.40    (6.28) - (5.93)

  Growth Portfolio - Initial Class                2002  12,273    1.644 - 1.682  20,461    0.28      0.99 - 1.40  (31.10) - (30.78)
                                                  2001  16,048    2.386 - 2.430  38,736    0.09      0.99 - 1.40  (18.79) - (18.48)

                                      -59-

                         NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR              UNIT VALUE     NET   INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                ENDED   UNITS       LOWEST TO   ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)     HIGHEST ($)  ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)*
                                                ------ -------    ------------- ------- ----------  ------------- ------------------

VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
  High Income Portfolio - Initial Class           2002   9,096    0.780 - 0.792   7,178   11.51      0.99 - 1.40       2.09 - 2.33
                                                  2001  11,394    0.764 - 0.774   8,792   13.64      0.99 - 1.40  (12.98) - (12.54)
  Overseas Portfolio - Initial Class              2002   5,673    0.825 - 0.844   4,774    0.86      0.99 - 1.40  (21.43) - (21.12)
                                                  2001   7,397    1.050 - 1.070   7,895    5.81      0.99 - 1.40  (22.28) - (21.90)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R)Portfolio - Initial Class          2002  19,221    1.348 - 1.379  26,329    0.89      0.99 - 1.40  (10.61) - (10.22)
                                                  2001  23,483    1.508 - 1.536  35,895    0.85      0.99 - 1.40  (13.48) - (13.12)
  Contrafund(R)Portfolio - Service Class 2        2002   1,505            0.720   1,083    0.76             1.40            (10.78)
                                                  2001   1,714            0.807   1,384    0.73             1.40            (13.69)
  Index 500 Portfolio - Initial Class             2002  37,620    1.101 - 1.126  42,087    1.46      0.99 - 1.40  (23.33) - (23.03)
                                                  2001  49,119    1.436 - 1.463  71,501    1.24      0.99 - 1.40  (13.34) - (12.97)

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                         AIM V.I. BALANCED FUND -
                                               HIGH YIELD BOND TRUST        MONEY MARKET PORTFOLIO               SERIES I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....       933,278        797,442      3,340,414      1,806,081          3,806             --
Accumulation units purchased and
  transferred from other funding options .        81,655        360,118      1,130,123      3,384,250          3,949          4,181
Accumulation units redeemed and
 transferred to other funding options ....      (313,102)      (224,282)    (1,463,586)    (1,849,917)          (198)          (375)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........       701,831        933,278      3,006,951      3,340,414          7,557          3,806
                                            ============   ============   ============   ============   ============   ============

                                                   AIM V.I. CAPITAL                 AIM V.I.                     AIM V.I.
                                                 APPRECIATION FUND -            CORE EQUITY FUND -        GOVERNMENT SECURITIES
                                                       SERIES I                     SERIES I                 FUND - SERIES I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    11,673,658     14,325,667     17,201,345     19,970,552     13,288,132     11,276,924
Accumulation units purchased and
  transferred from other funding options .       196,859        395,916        222,635        713,653      3,876,781      4,926,696
Accumulation units redeemed and
  transferred to other funding options ...    (2,710,519)    (3,047,925)    (4,159,074)    (3,482,860)    (3,360,296)    (2,915,488)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     9,159,998     11,673,658     13,264,906     17,201,345     13,804,617     13,288,132
                                            ============   ============   ============   ============   ============   ============

                                                       AIM V.I.                     AIM V.I.                      AIM V.I.
                                                     GROWTH FUND -           INTERNATIONAL GROWTH          PREMIER EQUITY FUND -
                                                       SERIES I                 FUND - SERIES I                   SERIES I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     7,866,741     10,034,304     13,399,023     16,587,745     34,359,798     39,234,431
Accumulation units purchased and
  transferred from other funding options .       206,441      1,218,119        239,813        267,747        769,935      2,551,375
Accumulation units redeemed and
  transferred to other funding options ...    (2,075,450)    (3,385,682)    (3,714,006)    (3,456,469)    (8,845,464)    (7,426,008)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     5,997,732      7,866,741      9,924,830     13,399,023     26,284,269     34,359,798
                                            ============   ============   ============   ============   ============   ============

                                                  GROWTH & INCOME               PREMIER GROWTH             TECHNOLOGY PORTFOLIO -
                                                PORTFOLIO - CLASS B           PORTFOLIO - CLASS B                 CLASS B
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....         7,817             --          2,426             --      4,367,933      4,555,999
Accumulation units purchased and
  transferred from other funding options .        83,649          7,817          4,905          2,426        245,175        744,722
Accumulation units redeemed and
  transferred to other funding options ...           (32)            --             (4)            --     (1,060,067)      (932,788)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........        91,434          7,817          7,327          2,426      3,553,041      4,367,933
                                            ============   ============   ============   ============   ============   ============

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                TEMPLETON FOREIGN
                                                 FRANKLIN SMALL CAP             SECURITIES FUND -
                                                   FUND - CLASS 2                    CLASS 2               APPRECIATION PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     2,355,369      2,559,722      5,705,290      6,380,304     12,218,432             --
Accumulation units purchased and
  transferred from other funding options .       187,260        251,157        118,625        527,210      2,308,739     14,891,274
Accumulation units redeemed and
  transferred to other funding options ...      (536,034)      (455,510)    (1,632,121)    (1,202,224)    (3,994,605)    (2,672,842)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     2,006,595      2,355,369      4,191,794      5,705,290     10,532,566     12,218,432
                                            ============   ============   ============   ============   ============   ============

                                              EQUITY INDEX PORTFOLIO -         FUNDAMENTAL VALUE
                                                  CLASS II SHARES                  PORTFOLIO                MFS(R) BOND SERIES
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     2,369,636      2,314,812        287,160             --      7,853,479      6,687,834
Accumulation units purchased and
  transferred from other funding options .        54,596        387,368        221,892        298,546      1,161,976      2,941,217
Accumulation units redeemed and
  transferred to other funding options ...      (481,878)      (332,544)      (137,122)       (11,386)    (2,171,444)    (1,775,572)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,942,354      2,369,636        371,930        287,160      6,844,011      7,853,479
                                            ============   ============   ============   ============   ============   ============

                                                  MFS(R) EMERGING                MFS(R) MONEY                      MFS(R)
                                                   GROWTH SERIES                 MARKET SERIES                RESEARCH SERIES
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    22,782,069     27,435,348     13,431,842      7,153,931     17,667,804     20,770,298
Accumulation units purchased and
  transferred from other funding options .       995,908      2,259,177      5,984,971     16,809,976        193,753        499,378
Accumulation units redeemed and
  transferred to other funding options ...    (6,493,181)    (6,912,456)    (8,975,905)   (10,532,065)    (4,890,601)    (3,601,872)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........    17,284,796     22,782,069     10,440,908     13,431,842     12,970,956     17,667,804
                                            ============   ============   ============   ============   ============   ============

                                                                                                               TOTAL RETURN
                                                  MFS(R) STRATEGIC               MFS(R) TOTAL                  PORTFOLIO -
                                                   INCOME SERIES                 RETURN SERIES              ADMINISTRATIVE CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,633,335      1,704,644     20,833,291     21,955,800        102,543             --
Accumulation units purchased and
  transferred from other funding options .        96,268         91,498      2,560,218      3,764,706      1,330,969        117,171
Accumulation units redeemed and
  transferred to other funding options ...      (586,228)      (162,807)    (5,707,019)    (4,887,215)      (136,185)       (14,628)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,143,375      1,633,335     17,686,490     20,833,291      1,297,327        102,543
                                            ============   ============   ============   ============   ============   ============

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                     PUTNAM VT                    PUTNAM VT
                                                   INTERNATIONAL                  SMALL CAP
                                                    GROWTH FUND -                 VALUE FUND -                 CAPITAL FUND -
                                                  CLASS IB SHARES               CLASS IB SHARES                   CLASS I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....            --             --         26,300             --     10,639,024     10,999,748
Accumulation units purchased and
  transferred from other funding options .        31,770             --         84,696         26,300        373,008      1,189,290
Accumulation units redeemed and
  transferred to other funding options ...            --             --        (12,889)            --     (2,307,674)    (1,550,014)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........        31,770             --         98,107         26,300      8,704,358     10,639,024
                                            ============   ============   ============   ============   ============   ============

                                                     HIGH YIELD
                                                     BOND FUND -                INVESTORS FUND -             TOTAL RETURN FUND -
                                                      CLASS I                       CLASS I                       CLASS I
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,403,991      1,439,269      9,331,074     10,218,846      3,546,592      4,159,513
Accumulation units purchased and
  transferred from other funding options .        30,375        117,035        239,621        863,054         51,002        594,013
Accumulation units redeemed and
  transferred to other funding options ...      (213,277)      (152,313)    (1,952,767)    (1,750,826)      (772,066)    (1,206,934)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,221,089      1,403,991      7,617,928      9,331,074      2,825,528      3,546,592
                                            ============   ============   ============   ============   ============   ============

                                                                                 SMITH BARNEY                   SMITH BARNEY
                                                    SELECT SMALL               GROWTH AND INCOME                 LARGE CAP
                                                    CAP PORTFOLIO                  PORTFOLIO                   CORE PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....            --      1,752,263      1,719,869      1,668,142      3,095,027      3,398,851
Accumulation units purchased and
  transferred from other funding options .            --         82,841            555        425,092        100,690        303,796
Accumulation units redeemed and
  transferred to other funding options ...            --     (1,835,104)      (491,697)      (373,365)      (641,706)      (607,620)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........            --             --      1,228,727      1,719,869      2,554,011      3,095,027
                                            ============   ============   ============   ============   ============   ============

                                                   SMITH BARNEY
                                                PREMIER SELECTIONS
                                                   ALL CAP GROWTH                SMITH BARNEY                  EQUITY INCOME
                                                     PORTFOLIO               GOVERNMENT PORTFOLIO                PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,757,255      1,737,712      1,413,098      1,057,207      1,019,162        865,435
Accumulation units purchased and
  transferred from other funding options .        62,790        239,239         66,295        572,611        126,481        239,745
Accumulation units redeemed and
  transferred to other funding options ...      (376,356)      (219,696)      (239,732)      (216,720)      (351,922)       (86,018)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,443,689      1,757,255      1,239,661      1,413,098        793,721      1,019,162
                                            ============   ============   ============   ============   ============   ============

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                  MFS EMERGING                   MFS MID CAP
                                                 LARGE CAP PORTFOLIO            GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    15,963,286     18,080,222      3,004,546      3,090,800      5,758,373      6,070,239
Accumulation units purchased and
  transferred from other funding options .        82,093      1,418,613        225,912        544,553        177,184        644,628
Accumulation units redeemed and
  transferred to other funding options ...    (3,189,168)    (3,535,549)      (513,759)      (630,807)    (1,325,506)      (956,494)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........    12,856,211     15,963,286      2,716,699      3,004,546      4,610,051      5,758,373
                                            ============   ============   ============   ============   ============   ============

                                                                              TRAVELERS QUALITY                 AIM CAPITAL
                                               MFS RESEARCH PORTFOLIO           BOND PORTFOLIO            APPRECIATION PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     5,463,759      6,108,725      4,803,284      3,868,937     10,399,298     11,053,796
Accumulation units purchased and
  transferred from other funding options .       186,281        509,149        839,326      1,619,422        171,373      1,364,867
Accumulation units redeemed and
  transferred to other funding options ...    (1,115,436)    (1,154,115)    (1,090,807)      (685,075)    (2,566,888)    (2,019,365)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     4,534,604      5,463,759      4,551,803      4,803,284      8,003,783     10,399,298
                                            ============   ============   ============   ============   ============   ============

                                                                                                               SMITH BARNEY
                                                      MFS TOTAL               PUTNAM DIVERSIFIED             AGGRESSIVE GROWTH
                                                  RETURN PORTFOLIO             INCOME PORTFOLIO                  PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     7,478,381      7,961,934      1,343,207      1,406,014      9,223,962             --
Accumulation units purchased and
  transferred from other funding options .       774,033      1,278,686         19,233        135,772      3,669,042     10,342,461
Accumulation units redeemed and
  transferred to other funding options ...    (1,695,969)    (1,762,239)      (166,998)      (198,579)    (3,607,462)    (1,118,499)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     6,556,445      7,478,381      1,195,442      1,343,207      9,285,542      9,223,962
                                            ============   ============   ============   ============   ============   ============

                                                     SMITH BARNEY                 SMITH BARNEY                  SMITH BARNEY
                                                   LARGE CAP VALUE            LARGE CAPITALIZATION              MID CAP CORE
                                                      PORTFOLIO                 GROWTH PORTFOLIO                 PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....        79,903             --             --             --         87,535             --
Accumulation units purchased and
  transferred from other funding options .         8,133         79,903         21,357             --        298,984         87,549
Accumulation units redeemed and
  transferred to other funding options ...        (4,412)            --             --             --        (14,621)           (14)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........        83,624         79,903         21,357             --        371,898         87,535
                                            ============   ============   ============   ============   ============   ============

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                                                EMERGING GROWTH                CITISELECT(R)
                                               COMSTOCK PORTFOLIO -               PORTFOLIO -                  VIP FOLIO 200
                                                 CLASS II SHARES                CLASS II SHARES                CONSERVATIVE
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....        31,711             --             --             --             --      5,772,800
Accumulation units purchased and
  transferred from other funding options .       195,129         33,301         13,860             --             --        131,095
Accumulation units redeemed and
  transferred to other funding options ...       (14,461)        (1,590)            (9)            --             --     (5,903,895)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........       212,379         31,711         13,851             --             --             --
                                            ============   ============   ============   ============   ============   ============

                                                    CITISELECT(R)                 CITISELECT(R)                CITISELECT(R)
                                                    VIP FOLIO 300                 VIP FOLIO 400                VIP FOLIO 500
                                                      BALANCED                       GROWTH                     GROWTH PLUS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....            --      8,108,015             --      5,744,523             --      2,037,395
Accumulation units purchased and
  transferred from other funding options .            --         29,058             --        113,937             --         14,280
Accumulation units redeemed and
  transferred to other funding options ...            --     (8,137,073)            --     (5,858,460)            --     (2,051,675)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........            --             --             --             --             --             --
                                            ============   ============   ============   ============   ============   ============

                                                    SMITH BARNEY
                                                  SMALL CAP GROWTH              EQUITY INCOME
                                                    OPPORTUNITIES                 PORTFOLIO -               GROWTH PORTFOLIO -
                                                     PORTFOLIO                   INITIAL CLASS                INITIAL CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     3,651,597      2,764,271     25,931,425     29,654,904     16,048,030     19,566,609
Accumulation units purchased and
  transferred from other funding options .       403,549      1,482,283        969,778      1,848,133        780,063      1,353,318
Accumulation units redeemed and
  transferred to other funding options ...    (1,048,570)      (594,957)    (5,927,778)    (5,571,612)    (4,554,634)    (4,871,897)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     3,006,576      3,651,597     20,973,425     25,931,425     12,273,459     16,048,030
                                            ============   ============   ============   ============   ============   ============

                                                    HIGH INCOME                                                 CONTRAFUND(R)
                                                    PORTFOLIO -               OVERSEAS PORTFOLIO -               PORTFOLIO -
                                                   INITIAL CLASS                 INITIAL CLASS                  INITIAL CLASS
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....    11,393,651     12,836,002      7,397,258      8,800,221     23,482,937     26,544,151
Accumulation units purchased and
  transferred from other funding options .       477,411        590,369         97,304        161,316      1,628,620        728,489
Accumulation units redeemed and
  transferred to other funding options ...    (2,775,228)    (2,032,720)    (1,821,761)    (1,564,279)    (5,890,533)    (3,789,703)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     9,095,834     11,393,651      5,672,801      7,397,258     19,221,024     23,482,937
                                            ============   ============   ============   ============   ============   ============

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
   FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                    CONTRAFUND(R)                 INDEX 500
                                                     PORTFOLIO -                  PORTFOLIO -
                                                   SERVICE CLASS 2               INITIAL CLASS                   COMBINED
                                            ---------------------------   ---------------------------   ---------------------------
                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------

Accumulation units beginning of year .....     1,714,241      1,779,892     49,119,066     56,213,351    450,011,463    490,311,625
Accumulation units purchased and
  transferred from other funding options .       273,808        361,373      1,729,253      2,387,561     36,486,104     89,328,830
Accumulation units redeemed and
  transferred to other funding options ...      (483,285)      (427,024)   (13,227,934)    (9,481,846)  (121,839,426)  (129,628,992)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ...........     1,504,764      1,714,241     37,620,385     49,119,066    364,658,141    450,011,463
                                            ============   ============   ============   ============   ============   ============

                                      -66-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of First Citicorp Life Insurance Company and
    Owners of Variable Annuity Contracts of First Citicorp Life Variable
    Annuity Separate Account:

We have audited the  accompanying  statements of assets and liabilities of First
Citicorp Life Variable Annuity Separate Account as of December 31, 2002, and the
related  statements  of  operations  for the year then ended,  the  statement of changes in net assets for each of the two years then  ended,  and the  financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material respects,  the financial position of First
Citicorp Life Variable  Annuity  Separate  Account as of December 31, 2002,  the
results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for  each  of the two  years  in the  period  then  ended,  in  conformity  with accounting principles generally accepted in the United States of America.

                                        /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -67-

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of First Citicorp Life Variable  Annuity  Separate Account
or shares of Separate Account FCLIC's underlying funds. It should not be used in connection  with any offer except in  conjunction  with the Prospectus for First
Citicorp Life Variable  Annuity  Separate  Account  product(s)  offered by First
Citicorp Life Insurance  Company and the  Prospectuses of the underlying  funds, which collectively contain all pertinent  information,  including the applicable sales commissions.

FCLIC (Annual) (12-02) Printed in U.S.A.

                      FIRST CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2002 and 2001

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                                                         PAGE

Independent Auditors' Report                                               1

Financial Statements:

         Balance Sheets - December 31, 2002 and 2001                       3

         Statements of Operations for the years ended
            December 31, 2002 and 2001                                     4

         Statements of Changes in Capital and Surplus

            for the years ended December 31, 2002 and 2001                 4

         Statements of Cash Flows for the years ended
            December 31, 2002 and 2001                                     5

Notes to Financial Statements                                              6-14

Supplemental Schedule of Selected Financial Data as of

   and for the year ended December 31, 2002                               15-18

Appendix A - Summary Investment Schedule                                  19

Appendix B - Supplemental Investment Risks Interrogatories                20-25

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of First
Citicorp Life Insurance Company (the "Company") as of December 31, 2002 and
2001, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United
States of America. The effects on the financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of
America, the financial position of the Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

As described more fully in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department. As of
January 1, 2001, the New York State Insurance Department adopted the National
Association of Insurance Commissioners' statutory accounting practices, except that it retained the prescribed practices of not permitting the recording or admission of deferred tax assets or liabilities and not recognizing prepaid expenses. As of January 1, 2002, the New York State Insurance Department adopted the National Association of Insurance Commissioners' statutory accounting practices related to deferred income tax assets and liabilities. Consequently, the Company changed its bases of accounting in 2002 and 2001 as described in
Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

/s/ KPMG LLP
April 28, 2003

                                       2

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2002              2001
                                                                                    ----              ----
Assets
       Bonds (including $23,715 and $38,109 subject to securities
           lending agreements at fair value) (fair value $351,140; $355,454)         $337,730          $351,541
       Cash and Short-term investments                                                 56,686            57,865
       Other invested assets                                                              102             2,154
                                                                                -------------      ------------

Total cash and invested assets                                                        394,518           411,560

       Separate accounts                                                              379,788           583,114
       Investment income due and accrued                                                3,575             3,439
       Other assets                                                                       613              (111)
                                                                                -------------      ------------

Total assets                                                                         $778,494          $998,002
                                                                                =============      ============

Liabilities
       Aggregate reserves and deposit-type contracts                                 $303,358          $320,235
       Policy and contract claims                                                         926               837
       Separate accounts                                                              379,788           583,114
       Securities lending                                                              24,416            39,255
       Payable for securities                                                          17,326             9,291
       Other liabilities                                                                4,742              (470)
                                                                                -------------      ------------

Total liabilities                                                                     730,556           952,262
                                                                                -------------      ------------

Capital and Surplus
       Common capital stock ($5 par value; 400,000
           shares authorized, issued and outstanding)                                   2,000             2,000
       Gross paid in and contributed surplus                                           42,000            42,000
       Unassigned funds                                                                 3,938             1,740
                                                                                -------------      ------------

Total capital and surplus                                                              47,938            45,740
                                                                                -------------      ------------

Total liabilities and capital and surplus                                            $778,494          $998,002
                                                                                =============      ============

               See notes to financial statements (statutory basis)

                                       3

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                  $6,901              $18,304
       Net investment income                                              21,760               25,371
       Other revenues                                                      6,803                8,566
                                                                   -------------        -------------

           Total revenues                                                 35,464               52,241
                                                                   -------------        -------------

Benefits and expenses
       Current and future insurance benefits                             114,334               90,136
       Net transfers from separate accounts                              (87,188)             (57,298)
       Other insurance and corporate expenses                              1,618                2,127
                                                                   -------------        -------------

           Total benefits and expenses                                    28,764               34,965
                                                                   -------------        -------------

Net gain from operations before federal income taxes                       6,700               17,276

Federal income taxes incurred                                              1,796                5,035
                                                                   -------------        -------------

Net gain from operations after federal income taxes and before
realized capital losses                                                    4,904               12,241

Net realized capital losses                                               (3,548)              (4,908)
                                                                   -------------        -------------

Net income                                                                $1,356               $7,333
                                                                   =============        =============

         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Capital and surplus - December 31, previous year                         $45,740              $35,477

       Net income                                                          1,356                7,333
       Net unrealized capital gains (losses)                                 (6)                    2
       Change in net deferred income taxes                                   617                    -
       Change in non-admitted assets and related items                     (524)                2,928
       Cumulative effect of changes in accounting principles                 755                    -
                                                                   -------------        -------------

           Net change in capital and surplus for the year                  2,198               10,263
                                                                   -------------        -------------

Capital and surplus - December 31, current year                          $47,938              $45,740
                                                                   =============        =============

               See notes to financial statements (statutory basis)

                                       4

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2002                   2001
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                  $6,901              $18,304
       Investment income received, net                                    22,425               25,443
       Other income received                                               7,020                9,805
                                                                    ------------         ------------

           Total revenues received                                        36,346               53,552
                                                                    ------------         ------------

       Benefits paid                                                     131,978              145,128
       Net transfers from separate accounts                              (94,446)             (59,060)
       Federal income taxes paid (refund)                                  2,724              (1,419)
       Other expenses                                                      (562)                3,162
                                                                    ------------         ------------

           Total benefits and expenses paid                               39,694               87,811
                                                                    ------------         ------------

Net cash used in operations                                               (3,348)             (34,259)
                                                                    ------------         ------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             203,262              287,594
       Investment sales receivable/purchases payable                      10,086                8,518
       Other, net                                                             (6)                  26
                                                                    ------------         ------------

           Total investment proceeds                                     213,342              296,138
                                                                    ------------         ------------

    Cost of investments acquired
       Bonds                                                             194,000              258,981
       Stocks                                                                  -                   29
                                                                    ------------         ------------

           Total investments acquired                                    194,000              259,010
                                                                    ------------         ------------

Net cash provided by investments                                          19,342               37,128
                                                                    ------------         ------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Securities lending                                                      -               39,255
       Other cash provided                                                 1,346                5,252
                                                                    ------------         ------------

           Total cash provided                                             1,346               44,507
                                                                    ------------         ------------

    Cash applied
       Securities lending                                                 14,839                    -
       Other cash applied                                                  3,680                  491
                                                                    ------------         ------------

           Total cash applied                                             18,519                  491
                                                                    ------------         ------------

Net cash provided by (used in) financing and miscellaneous
sources                                                                  (17,173)              44,016
                                                                    ------------         ------------

Net change in cash and short-term investments                             (1,179)              46,886

Cash and short-term investments, beginning of year                        57,865               10,979
                                                                    ------------         ------------

Cash and short-term investments, end of year                             $56,686              $57,865
                                                                    ============         ============

               See notes to financial statements (statutory basis)

                                       5

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.  ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), which is an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a
New York domiciled life and health company with licenses in New York, Arizona,
Connecticut and Delaware. The Company principally writes credit, group and ordinary life insurance, accident and health insurance products, single premium deferred annuities, and variable annuities. In 1998 the Company entered into third party reinsurance agreements to cede all risks on the business in-force as of December 31, 1997 for ordinary and group life insurance and accident and health insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

First Citicorp Life Insurance Company (the Company) prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New
York requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING
PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the Manual)
and subsequent revisions, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance.

The State of New York modified or did not adopt certain NAIC Statements of
Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to
Regulation 172 issued in 2001 (NYSAP), and was updated in 2002 to include all significant provisions of SSAP #10, Income Taxes. This adoption resulted in an increase to surplus of approximately $1 million. NYSAP did reject certain provisions of SSAP #10, Income Taxes. The rejected provisions of SSAP #10 did not impact the Company's income tax calculations.

In 2001, NYSAP differs from SSAP. The following is a reconciliation of NYSAP to
SSAP:

                                                   Surplus at 12/31/2001
                                                   ---------------------
                                     NYSAP               $45,740
                                     SSAP #10                755
                                                         -------
                                     SSAP                $46,495

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

                                       6

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SSAP differs in certain respects from accounting principles generally accepted in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

----------------------------------------------------------------------------------------------------------------------
                                                              SSAP                                 GAAP
                                                ---------------------------------    ---------------------------------
A.   Bonds                                      Carried at amortized cost            Carried at either amortized
                                                and values prescribed by the         cost or market depending upon
                                                NAIC.                                classification "as held to
                                                                                     maturity" or "available for
                                                                                     sale".

B.   Acquisition costs                          Expensed as incurred.                Capitalized and amortized
                                                                                     over specificperiods.

C.   Non-admitted assets                        Excluded from balance sheet.         Not applicable

D.   Insurance reserves                         Statutory mortality, morbidity       Different mortality and
                                                and interest assumptions,            interest assumptions including
                                                without consideration for            withdrawal characteristics;
                                                withdrawals, carried net of          carried gross before
                                                reinsurance.                         reinsurance, with a
                                                                                     corresponding asset for
                                                                                     reinsurance recoverable.

E.   Asset valuation reserve                    Reserve calculated based upon        Not applicable
                                                risk associated with particular
                                                asset classes.

F.   Interest maintenance reserve               Reserve based upon realized          Not applicable
                                                gains or losses attributed to
                                                changes in interest rates.

G.   Deferred taxes                             SSAP measures the difference         GAAP uses a more likely than
                                                between the tax basis in assets      not standard and the change in
                                                and liabilities.  Changes in         deferred taxes is included in
                                                deferred tax assets and              the tax provision and in
                                                liabilities are charges              operations.
                                                directly to surplus.
                                                Recognition of a deferred tax
                                                asset for SSAP is determined by
                                                a reversal and recoverability
                                                test.

H.   Comprehensive income                       Not applicable                       Components disclosed on
                                                                                     face of financial statements.
----------------------------------------------------------------------------------------------------------------------

                                       7

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Invested assets are valued according to statutory requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC
6 that are in or near default which are stated at the lower of amortized cost or
NAIC market value. The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method.
The effective yield used to determine amortization is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2002.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company used derivatives financial instruments, including forward contracts as a means of hedging exposure to foreign currency risk on existing assets and liabilities. Hedge accounting is primarily used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. The Company does not have open derivative financial instruments at December 31, 2002, and at December 31, 2001,

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset
Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments.
As of December 31, 2002, the balance of the AVR, which is included in other liabilities, was zero and as of December 31, 2001, was insignificant. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at
December 31, 2002 and 2001 were in negative positions at $(1.4) million and
$(1.5) million, respectively and considered a non-admitted asset.

                                       8

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT RESERVES AND DEPOSIT-TYPE CONTRACTS

Benefit reserves and deposit-type contracts are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 5.00%
to 7.00%, with a weighted average rate of 5.43%.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.
Upon adoption of codification, deposit-type funds with life contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. A maximum of $3.9 million of statutory surplus is available in 2003 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2002 or 2001.

The State of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2002, the Company had adjusted capital in excess of amounts requiring any regulatory action.

The State of New York modified or did not adopt certain NAIC Statements of
Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to
Regulation 172 issued in 2001 (NYSAP), and was updated in 2002 to include all significant provisions of SSAP #10, Income Taxes.

In 2001, the Company adopted the NAIC ACCOUNTING PRACTICES AND PROCEDURES
MANUAL, subject to certain deviations prescribed or permitted by the New York
Superintendent of Insurance. During 2002, the adoption of SSAP #10, Income
Taxes, resulted in an increase to surplus of approximately $1 million.

                                       9

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS

BONDS

-----------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                    Excess of book value
                                                                                             over fair value (-)
        (in thousands)                              Book/Adjusted                                             or
                                                         Carrying                Fair       Fair value over book
                                                            Value               Value                  Value (+)
-----------------------------------------------------------------------------------------------------------------

DECEMBER 31, 2002
U.S. government agencies                                  $74,292             $77,339                     $3,047
Special revenue and special
     assessment obligations                                91,032              94,742                      3,710
Public utilities                                            6,997               6,585                       (412)
Industrial and miscellaneous                              165,409             172,474                      7,065
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $337,730            $351,140                    $13,410
-----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies                                  $46,614             $46,986                       $372
Special revenue and special
     assessment obligations                               103,411             104,414                      1,003
Public utilities                                            8,000               8,034                         34
Industrial and miscellaneous                              193,516             196,020                      2,504
-----------------------------------------------------------------------------------------------------------------
                 Total Bonds                             $351,541            $355,454                     $3,913
-----------------------------------------------------------------------------------------------------------------

Unit prices published by the Securities Valuation Office (SVO), if available, are used to calculate the fair value amount disclosed. In the absence of the SVO published unit prices, or when amortized cost is used by the SVO as unit price, quoted market prices by other third party organizations, if available, are used to calculate the fair value of financial instruments. The statement value and fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Maturities of loan backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

---------------------------------------------------------------------------------------------------
Maturity Distribution
                                                         Book/Adjusted                        Fair
      (in thousands)                                    Carrying Value                       Value
---------------------------------------------------------------------------------------------------
1 year or less                                                 $51,653                     $49,526
After 1 year through 5 years                                   186,970                     195,465
After 5 years through 10 years                                  45,567                      48,689
After 10 years                                                  53,540                      57,460
---------------------------------------------------------------------------------------------------
                                                              $337,730                    $351,140
---------------------------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $203.3 million and $287.6 million during 2002 and 2001, respectively. Gross gains of $3.4 million and $6.2 million in 2002 and 2001, respectively, and gross losses of $3.1 million and
$2.2 million in 2002 and 2001, respectively, were realized on those sales.
Additional losses, due to other than temporary declines, of $4.0 million and
$5.1 million were recorded in 2002 and 2001, respectively. Fair value was determined based upon external market prices. Impairments were concentrated in industrial and financial services investments.

                                       10

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.  INVESTMENTS (CONTINUED)

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $26.9 million and $27.1 million, respectively. As of December 31, 2002 and 2001, approximately 44% and 48%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $85.0 million and $94.9 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2002 and 2001, respectively. The Company also held
$48.5 million and $60.2 million of asset-backed securities at December 31, 2002 and 2001, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2002 and 2001, the Company held collateral of $24.4 million and $39.3 million, respectively.

The Company maintains Special Deposits for the benefit of its policyholders. At
December 31, 2002 and 2001, these amounts were insignificant.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling
$17.3 million and $9.9 million at December 31, 2002 and 2001, respectively. The
Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.  LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2002, the Company had $677 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $5 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $167 million are surrenderable at book value less surrender charges of 5% or more, $373 million are surrenderable at fair value and $132 million are surrenderable without charge.

                                       11

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

6.  REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit)
Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

         (IN THOUSANDS)
         ---------------------------------------------------------------------------------
         PREMIUMS                                                   2002              2001
         ---------------------------------------------------------------------------------
           Direct                                             $    8,568           $19,053
           Assumed                                                   584               682
           Ceded                                                  (2,251)           (1,431)

         TOTAL NET PREMIUMS                                   $    6,901           $18,304
         ---------------------------------------------------------------------------------

         Balance sheet impact:
           Aggregate reserves
              Assumed                                         $      312             $157
              CEDED                                                (6,916)          (2,992)
         ----------------------------------------------------------------------------------

         Life insurance in force:
           Assumed                                            $   27,155           $30,101
           CEDED                                                (116,417)         (174,894)
         -----------------------------------------------------------------------------------

7.  TAXES

      -----------------------------------------------------------------------------------------------
      (in thousands)                                                            2002         2001
      -----------------------------------------------------------------------------------------------
      Net gain from operations before federal income taxes                    $6,700         $17,276
      Statutory tax rate                                                         35%             35%
      -----------------------------------------------------------------------------------------------
      Expected tax                                                             2,345           6,047
      Tax effect of:
      Other investment income                                                    (58)            335
      Benefit, reinsurance and other reserves                                    (14)         (1,265)
      Deferred acquisition costs                                                (508)           (169)
      Other                                                                       31              87
      -----------------------------------------------------------------------------------------------
      Federal income taxes incurred                                           $1,796          $5,035
      -----------------------------------------------------------------------------------------------

      Effective tax rate                                                         27%             29%
      -----------------------------------------------------------------------------------------------

Federal income taxes relating to net realized capital gains (losses) on the sale of investments were insignificant and $1 million in 2002 and 2001, respectively.
These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

                                       12

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES (CONTINUED)

The Company's Federal income tax return is consolidated with its parent CLIC.
The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually. Effective January 1, 2002, the State of New York adopted all significant provisions of SSAP #10, Income Taxes.

Deferred taxes are included in other assets and other liabilities.

The main components of the 2002 and 2001 deferred tax amounts are as follows:

                                                                            2002              2001
                                                                            -----             ----
         Deferred tax assets:
                Policy, Reins. And Other Reserves                     $    88,489      $    103,426
                Policy Acquisition Expenses                             1,904,969         2,402,034
                Investments                                             5,591,060         4,427,569
                Non-admitted Assets                                       502,701           534,492
                                                                   --------------------------------
                Total deferred tax assets                               8,087,219         7,467,521
                                                                   --------------------------------
                Non-admitted deferred tax assets                       (7,324,711)      (6,709,670)
                                                                   --------------------------------
                Admitted deferred tax assets                          $   762,508      $    757,851
                                                                   ================================

          Deferred tax liabilities:
                Investments                                           $         -      $         38
                Depreciation                                                2,591             2,592
                                                                   --------------------------------
                Total deferred tax liabilities                              2,591             2,630
                                                                   --------------------------------
                Net admitted deferred tax asset                       $   759,917      $    755,221
                                                                   ================================

The change in net deferred income taxes is comprised of the following:

                                                                             2002              2001         CHANGE
                                                                             ----              ----         ------
                Total deferred tax assets                             $ 8,087,219       $ 7,467,521       $ 619,698
                Total deferred tax liabilities                              2,591             2,630            (39)
                                                                 --------------------------------------------------
                Net deferred tax asset                                $ 8,084,628       $ 7,464,891)      $ 619,737
                                                                 --------------------------------------------------
                Tax effect of unrealized losses                                                             (3,144)
                                                                                                      -------------
                Change in net deferred income tax                                                         $ 616,593
                                                                                                      =============

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

          2002             $ 1,578,616
          2001             $ 3,718,650
          2000             $ 1,900,565

                                       13

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

8.  RELATED PARTY TRANSACTIONS

The Company has entered into various service contracts with affiliates of the
Company which cover management, investment, and information processing services.
Expenses incurred under such agreements were insignificant in 2002 and 2001. As of December 31, 2002 and 2001, the Company had $1.8 million and $3.3 million of intercompany payables, which are settled monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2002 and 2001.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company used forward contracts to hedge the Company's exposure to foreign currency exchange rates that result from direct currency investments. To hedge against adverse changes in exchange rates, the Company entered contracts to exchange foreign currency for U.S. dollars with major financial institutions.
These contracts cannot be settled prior to maturity. At the maturity date, the
Company must purchase the foreign currency necessary to settle the contracts.

There were no forward contracts and interest rate swaps at December 31, 2002 and the amounts for forward contracts and interest rate swaps were not significant at December 31, 2001. The off-balance sheet risk of these financial instruments was not material at December 31, 2001.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company uses various financial instruments in the normal course of its business.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2002 and 2001, investments in bonds have a fair value of $351.1 million and $355.5 million, and a carrying value of $337.7 million and $351.5 million, respectively.

The carrying value of $8.7 million and $9.5 million of financial instruments classified as other liabilities also approximates their fair values at December
31, 2002 and 2001, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, short-term investments and investment income due and accrued approximate their fair values.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December
31, 2002, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                                       14

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
       U. S. Government bonds                                                      $     2,406
       Other bonds (unaffiliated)                                                       18,960
       Bonds of affiliates                                                                   -
       Preferred stocks (unaffiliated)                                                       -
       Preferred stocks of affiliates                                                        -
       Common stocks (unaffiliated)                                                          -
       Common stocks of affiliates                                                           -
       Mortgage loans                                                                        -
       Real estate
       Premium notes, policy loans and liens                                                 -
       Cash on hand and on deposit                                                         774
       Short-term investments                                                             (62)
       Other invested assets                                                                 -
       Derivative instruments                                                                -
       Aggregate write-ins for investment income                                             -
                                                                                  ------------
           Gross investment income                                                 $    22,078
                                                                                  ============

Real estate owned - book value less encumbrances                                   $         -

Mortgage loans - book value:

       Farm mortgages                                                              $         -
       Residential mortgages                                                                 -
       Commercial mortgages                                                                  -
                                                                                  ------------
           Total mortgage loans                                                    $         -
                                                                                  ============

Mortgage loans by standing - book value:

       Good standing                                                               $         -
       Good standing with restructured terms                                                 -
       Interest overdue more than 90 days, not in foreclosure                                -
       Foreclosure in process                                                                -

Other long-term assets - statement value                                           $         -

Bonds and stocks of parents, subsidiaries and affiliates - book value
       Bonds                                                                       $         -
       Preferred stocks                                                            $         -
       Common stocks                                                               $         -

See accompanying Independent Auditors' Report

                                       15

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                                     $      67,286
           Over 1 year through 5 years                                           186,970
           Over 5 years through 10 years                                          45,567
           Over 10 years through 20 years                                         34,996
           Over 20 years                                                          18,543
                                                                           -------------
                Total by maturity                                          $     353,362
                                                                           =============
       By class - statement value
            Class 1                                                        $     267,615
            Class 2                                                               68,449
            Class 3                                                               13,395
            Class 4                                                                3,407
            Class 5                                                                   49
            Class 6                                                                  447
                                                                           -------------
                 Total by class                                            $     353,362
                                                                           =============

       Total publicly traded                                               $     316,799
       Total privately placed                                              $      36,563
Preferred stocks - statement value                                         $           -
Common stocks - market value                                               $           -
Short-term investments - book value                                        $      15,633
Options, caps & floors owned - statement value                             $           -
Options, caps & floors written and in force - statement value              $           -
Collar, swap & forward agreements open - statement value                   $           -
Futures contracts open - current value                                     $           -
Cash on deposit                                                            $      41,053

Life insurance in force:
       Industrial                                                          $           -
       Ordinary                                                            $     102,047
       Credit life                                                         $     182,815
       Group life                                                          $      41,525

Amount of accidental death insurance in force under
       Ordinary policies                                                   $           -

Life insurance policies with disability provisions in force:

       Industrial                                                          $           -
       Ordinary                                                            $           -
       Credit life                                                         $           -
       Group life                                                          $           -

Supplemental contracts in force:
       Ordinary - not involving life contingencies
           Amount on deposit                                               $           -
           Income payable                                                  $           -

See accompanying Independent Auditors' Report

                                       16

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

       Ordinary - involving life contingencies
           Income payable                                           $         -

       Group - not involving life contingencies
           Amount of deposit                                        $         -
           Income payable                                           $         -

       Group - involving life contingencies
           Income payable                                           $         -

Annuities:
       Ordinary
           Immediate - amount of income payable                     $       815
           Deferred - fully paid account balance                    $   678,812
           Deferred - not fully paid account balance                $     2,633

       Group
           Amount of income payable                                 $         -
           Fully paid account balance                               $         -
           Not fully paid account balance                           $         -

Accident and health insurance - premiums in force
           Ordinary                                                 $         -
           Group                                                    $         -
           Credit                                                   $        34

Deposit funds and dividend accumulations
       Deposit funds - account balance                              $         -
       Dividend accumulations - account balance                     $         -

Claim payments 2002
       Group accident and health
           2002                                                     $         -
           2001                                                     $         -
           2000                                                     $         -
           1999                                                     $         -
           1998                                                     $         -
           Prior                                                    $         -

       Other accident and health
           2002                                                     $         -
           2001                                                     $         -
           2000                                                     $         -
           1999                                                     $         -
           1998                                                     $         -
           Prior                                                    $         -

See accompanying Independent Auditors' Report

                                       17

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2002 (statutory basis)
                                 (in thousands)
                               ------------------

      Other coverages that use developmental methods to calculate claim reserves
           2002                                                     $         1
           2001                                                     $         2
           2000                                                     $         -
           1999                                                     $         -
           1998                                                     $         -
           Prior                                                    $         -

See accompanying Independent Auditors' Report

                                       18

Annual Statement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                 Gross              Admitted Assets as Reported
                                                                         Investment Holdings          in the Annual Statement
                                                                    ---------------------------     ----------------------------
                                                                        1                2               3               4
Investment Categories                                                 Amount         Percentage        Amount         Percentage
                                                                    ----------       ----------      ----------       ----------
1.  Bonds:
    1.1  U.S. treasury securities ...............................   72,335,648          18.3         72,335,648           18.3
    1.2  U.S. government agency and corporate
           obligations (excluding mortgage-backed
           securities):
         1.21  Issued by U.S. government agencies ...............                        0.0                               0.0
         1.22 Issued by U.S. government sponsored agencies ......                        0.0                               0.0
    1.3  Foreign government (including Canada,
           excluding mortgage-backed securities) ................                        0.0                               0.0
    1.4  Securities issued by states, territories and
           possessions and political subdivisions in the U.S.:
         1.41  States, territories and possessions general
                 obligations ....................................                        0.0                               0.0
         1.42  Political subdivisions of states,
                 territories & possessions & political
                 subdivisions general obligations ...............                        0.0                               0.0
         1.43  Revenue and assessment obligations ...............                        0.0                               0.0
         1.44  Industrial development and similar
                 obligations ....................................                        0.0                               0.0
    1.5  Mortgage-backed securities (includes residential
           and commercial MBS):
         1.51  Pass-through securities:
               1.511  Guaranteed by GNMA ........................    1,956,146           0.5          1,956,146            0.5
               1.512  Issued by FNMA and FHLMC ..................   79,632,312          20.2         79,632,312           20.2
               1.513  Privately issued ..........................                        0.0                               0.0
         1.52  CMOs and REMICs:
               1.521  Issued by FNMA and FHLMC ..................   11,399,581           2.9         11,399,581            2.9
               1.522  Privately issued and
                        collateralized by MBS issued
                        or guaranteed by GNMA, FNMA
                        or FHLMC ................................                        0.0                               0.0
               1.523  All other privately issued ................   14,319,626           3.6         14,319,626            3.6
2.  Other debt and other fixed income securities
      (excluding short-term):
    2.1  Unaffiliated domestic securities (includes
           credit tenant loans rated by the SVO) ................  146,078,589          37.0        146,078,589           37.0
    2.2  Unaffiliated foreign securities ........................   12,007,686           3.0         12,007,686            3.0
    2.3  Affiliated securities ..................................                        0.0                               0.0
3.  Equity interests:
    3.1  Investments in mutual funds ............................                        0.0                               0.0
    3.2  Preferred stocks:
         3.21  Affiliated .......................................                        0.0                               0.0
         3.22  Unaffiliated .....................................                        0.0                               0.0
    3.3  Publicly traded equity securities (excluding
           preferred stocks):
         3.31  Affiliated .......................................                        0.0                               0.0
         3.32  Unaffiliated .....................................                        0.0                               0.0
    3.4  Other equity securities:
         3.41  Affiliated .......................................                        0.0                               0.0
         3.42  Unaffiliated .....................................                        0.0                               0.0
    3.5  Other equity interests including tangible
           personal property under lease:
         3.51  Affiliated .......................................                        0.0                               0.0
         3.52  Unaffiliated .....................................                        0.0                               0.0
4.  Mortgage loans:
    4.1  Construction and land development ......................                        0.0                               0.0
    4.2  Agricultural ...........................................                        0.0                               0.0
    4.3  Single family residential properties ...................                        0.0                               0.0
    4.4  Multifamily residential properties .....................                        0.0                               0.0
    4.5  Commercial loans. ......................................                        0.0                               0.0
5.  Real estate investments:
    5.1  Property occupied by company ...........................                        0.0                               0.0
    5.2  Property held for production of income
           (includes $     0 of property acquired in
           satisfaction of debt) ................................                        0.0                               0.0
    5.3  Property held for sale ($     0 including
           property acquired in satisfaction of debt) ...........                        0.0                               0.0
6.  Policy loans ................................................                        0.0                               0.0
7.  Receivables for securities ..................................      102,009           0.0            102,009            0.0
8.  Cash and short-term investments .............................   56,686,199          14.4         56,686,199           14.4
9.  Other invested assets .......................................                        0.0                               0.0
10. Total invested assets .......................................  394,517,797         100.0        394,517,797          100.0

                                       19

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                                  Due April 1
                      For the year ended December 31, 2002
                    Of FIRST CITICORP LIFE INSURANCE COMPANY
                        Address: New York NY 10001-2403
NAIC Group Code...0041                               NAIC Company Code....92746
                       Employer's ID Number...13-3078429

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable, 20 through 24. Answer each of the interrogatories 5 through 19
(except 11) only if the reporting entity's aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity's total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts. For Property Casualty blank, responses are to exclude Protected Cell Accounts.

1.  State the reporting entity's total admitted assets as
    reported on Page 2 of this annual statement.                 $   398,706,279

2.  State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the
    Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the company and policy loans.

                   1                             2                   3
                                                             Percentage of Total
          Investment Category                  Amount          Admitted Assets
          -------------------                  ------        -------------------
2.01 Discover Card Mt..................     $   9,891,446         2.481%
2.02 El Paso Corp......................     $   9,008,749         2.259%
2.03 Aegon Nv..........................     $   8,994,696         2.256%
2.04 Textron Inc.......................     $   8,991,334         2.255%
2.05 Quebec (Prov of)..................     $   8,989,187         2.255%
2.06 Toyota Motor Corp.................     $   7,995,889         2.005%
2.07 Societe Generale..................     $   7,987,843         2.003%
2.08 WA Mut Inc CMO....................     $   7,924,085         1.987%
2.09 CIT Marine Tr.....................     $   7,518,035         1.886%
2.10 Gen Motors Corp...................     $   6,754,821         1.694%

3.  State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                 Bonds                           2                   3
                -------
3.01 NAIC-1............................     $ 267,615,385        67.121%
3.02 NAIC-2............................     $  68,449,595        17.168%
3.03 NAIC-3............................     $  13,395,007         3.360%
3.04 NAIC-4............................     $   3,406,902         0.854%
3.05 NAIC-5............................     $      48,755         0.012%
3.06 NAIC-6............................     $     446,739         0.112%

          Preferred Stocks                      3                   4
          ----------------

3.07 P/RP-1............................     $............         0.000%
3.08 P/RP-2............................     $............         0.000%
3.09 P/RP-3............................     $............         0.000%
3.10 P/RP-4............................     $............         0.000%
3.11 P/RP-5............................     $............         0.000%
3.12 P/RP-6............................     $............         0.000%

4.  State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including

(4.01) foreign-currency-denominated investments of    $............       0.000%
(4.02) supporting insurance liabilities
denominated in that same foreign currency of          $............       0.000%
and excluding (4.03) Canadian investments and
currency exposure of                                  $............       0.000%
Assets held in foreign investments less than
2.5% of the reporting entity's total admitted
assets, therefore detail not required for
interrogatories 5 - 10. (4.04)                                  Yes [ ] No [ X ]

                                       20

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                           1               2
   5.01 Countries rated NAIC-1..................     $  11,994,578       3.008%
   5.02 Countries rated NAIC-2..................     $............       0.000%
   5.03 Countries rated NAIC-3 or below.........     $............       0.000%

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                           1               2
Countries rated NAIC-1:
   6.01 Country: United Kingdom.................     $   7,998,806       2.006%
   6.02 Country: France.........................     $   3,995,772       1.002%

Countries rated NAIC-2:
   6.03 Country: ...............................     $............       0.000%
   6.04 Country: ...............................     $............       0.000%

Countries rated NAIC-3 or below:
   6.05 Country: ...............................     $............       0.000%
   6.06 Country: ...............................     $............       0.000%

                                                           1               2
7. Aggregate unhedged foreign currency
   exposure....................................     $............       0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

   8.01 Countries rated NAIC-1..................     $............       0.000%
   8.02 Countries rated NAIC-2..................     $............       0.000%
   8.03 Countries rated NAIC-3 or below.........     $............       0.000%

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                           1               2
Countries rated NAIC-1:
   9.01 Country: ...............................     $............       0.000%
   9.02 Country: ...............................     $............       0.000%

Countries rated NAIC-2:
   9.03 Country: ...............................     $............       0.000%
   9.04 Country: ...............................     $............       0.000%

Countries rated NAIC-3 or below:
   9.05 Country: ...............................     $............       0.000%
   9.06 Country: ...............................     $............       0.000%

10. List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                     1                                     2               3
   10.01 NAIC rating: 2.........................     $   4,998,806       1.254%
   10.02 NAIC rating: 2.........................     $   3,995,772       1.002%
   10.03 NAIC rating: 2.........................     $   3,000,000       0.752%
   10.04 NAIC rating: ..........................     $............       0.000%
   10.05 NAIC rating: ..........................     $............       0.000%
   10.06 NAIC rating: ..........................     $............       0.000%
   10.07 NAIC rating: ..........................     $............       0.000%
   10.08 NAIC rating: ..........................     $............       0.000%
   10.09 NAIC rating: ..........................     $............       0.000%
   10.10 NAIC rating: ..........................     $............       0.000%

                                       21

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

11. State the amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
    Canadian currency exposure, including
    Canadian-currency-denominated investments
    of (11.01)                                       $............       0.000%
    supporting Canadian-denominated insurance
    liabilities of (11.02)                           $............       0.000%

    Assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
    interrogatory 12. (11.03)                                   Yes [ X ] No [ ]

12. Aggregate Canadian investment exposure:               1                2
    12.01 Canadian investments..................     $............       0.000%
    12.02 Unhedged Canadian currency exposure ..     $............       0.000%

13. State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with
    contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days). Assets held in investments with contractual sales
    restrictions less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for
    interrogatory 13.                                           Yes [ X ] No [ ]

                       1                                   2               3
   13.01 Aggregate statement value of investments
         with contractual sales restrictions:        $............       0.000%

         Largest 3 investments with contractual
         sales restrictions:

   13.02 .......................................     $............       0.000%
   13.03 .......................................     $............       0.000%
   13.04 .......................................     $............       0.000%

14. State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity
    securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO
    Practices and Procedures Manual as exempt or Class 1). Assets held in equity interests less than 2.5% of the reporting entity's total admitted assets, therefore detail not required for interrogatory
    14.                                                         Yes [ X ] No [ ]

                            1                               2              3
                   Investment Category
                   -------------------
   14.01 .......................................     $............       0.000%
   14.02 .......................................     $............       0.000%
   14.03 .......................................     $............       0.000%
   14.04 .......................................     $............       0.000%
   14.05 .......................................     $............       0.000%
   14.06 .......................................     $............       0.000%
   14.07 .......................................     $............       0.000%
   14.08 .......................................     $............       0.000%
   14.09 .......................................     $............       0.000%
   14.10 .......................................     $............       0.000%

15. State the amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities
    (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule
    144a or SEC Rule 144 without volume restrictions.

    Assets held in nonaffiliated, privately placed equities less than 2.5%
    of the reporting entity's total admitted assets, therefore detail
    not required for interrogatory 15.                          Yes [ X ] No [ ]

                                  22

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                      1                                   2               3
   15.01 Aggregate statement value of investments held
         in nonaffiliated, privately placed
         equities:                                  $............       0.000%%

         Largest 3 investments held in nonaffiliated,
         privately placed equities:

   15.02 .......................................     $............       0.000%
   15.03 .......................................     $............       0.000%
   15.04 .......................................     $............       0.000%

16. State the amounts and percentages of the reporting entity's total admitted assets held in general partnership interests (included in other equity securities).

    Assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets, therefore detail
    not required for interrogatory 16.                          Yes [ X ] No [ ]

                     1                                     2               3
   16.01 Aggregate statement value of investments
         held in general partnership interests:      $............       0.000%

         Largest 3 investments in general
         partnership interests:

   16.02 .......................................     $............       0.000%
   16.03 .......................................     $............       0.000%
   16.04 .......................................     $............       0.000%

17. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entity's total admitted assets held.

    Mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets, therefore detail not required
    for interrogatories 17 and 18.                              Yes [ X ] No [ ]

    Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                         1                                 2               3
   Type (Residential, Commercial, Agricultural)
   --------------------------------------------
   17.01 .......................................     $............       0.000%
   17.02 .......................................     $............       0.000%
   17.03 .......................................     $............       0.000%
   17.04 .......................................     $............       0.000%
   17.05 .......................................     $............       0.000%
   17.06 .......................................     $............       0.000%
   17.07 .......................................     $............       0.000%
   17.08 .......................................     $............       0.000%
   17.09 .......................................     $............       0.000%
   17.10 .......................................     $............       0.000%

18. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

     Loan-to-Value                    Residential              Commercial                 Agricultural
     -------------                    -----------              ----------                 ------------
                                     1           2           3             4             5             6
   18.01 above 95%........    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.02 91% to 95%.......    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.02 81% to 90%.......    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.04 71% to 80%.......    $...........    0.000%    $...........     0.000%     $...........     0.000%
   18.05 below 70%........    $...........    0.000%    $...........     0.000%     $...........     0.000%

                                       23

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                                                          1                2
   18.06 Construction loans.....................     $............       0.000%
   18.07 Mortgage loans over 90 days past due...     $............       0.000%
   18.08 Mortgage loans in the process of
         foreclosure............................     $............       0.000%
   18.09 Mortgage loans foreclosed..............     $............       0.000%
   18.10 Restructured mortgage loans............     $............       0.000%

19. State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.

    Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A less than 2.5% of the reporting entity's total admitted assets, therefore
    detail not required for interrogatory 19.                   Yes [ X ] No [ ]

                           1                               2               3
   19.01 .......................................     $............       0.000%
   19.02 .......................................     $............       0.000%
   19.03 .......................................     $............       0.000%
   19.04 .......................................     $............       0.000%
   19.05 .......................................     $............       0.000%

20. State the amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                         At Year-End                  At End of Each Quarter
                                                         -----------                  ----------------------
                                                                             1st Qtr          2nd Qtr         3rd Qtr
                                                         1           2           3               4               5
   20.01 Securities lending (do not include
         assets held as collateral for such
         transactions)..........................   $ 24,416,250   6.124%    $ 18,509,880    $ 34,436,100    $ 31,005,350
   20.02 Repurchase agreements..................   $...........   0.000%    $...........    $...........    $...........
   20.03 Reverse repurchase agreements..........   $...........   0.000%    $...........    $...........    $...........
   20.04 Dollar repurchase agreements...........   $...........   0.000%    $...........    $...........    $...........
   20.05 Dollar reverse repurchase agreements...   $  8,109,375   2.034%    $...........    $...........    $...........

21. State the amounts and percentages indicated below for warrants not attached to other financial instruments, options, caps, and floors:

                                            Owned                  Written
                                            -----                  -------
                                        1           2           3           4
   21.01 Hedging.................  $.........     0.000%     $........    0.000%
   21.02 Income generation.......  $.........     0.000%     $........    0.000%
   21.03 Other...................  $.........     0.000%     $........    0.000%

22. State the amounts and percentages indicated below of potential exposure
    (defined as the amount determined in accordance with the NAIC Annual
    Statement Instructions) for collars, swaps, and forwards:

                                                         At Year-End                  At End of Each Quarter
                                                         -----------                  ----------------------
                                                                             1st Qtr          2nd Qtr         3rd Qtr
                                                         1           2           3               4               5
   22.01 Hedging................................   $...........   0.000%    $...........    $...........    $...........
   22.02 Income generation......................   $...........   0.000%    $...........    $...........    $...........
   22.03 Replications...........................   $...........   0.000%    $...........    $...........    $...........
   22.04 Other..................................   $...........   0.000%    $...........    $...........    $...........

                                       24

Supplement for the year 2002 of the FIRST CITICORP LIFE INSURANCE COMPANY
           SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

23. State the amounts and percentages indicated below of potential exposure
    (defined as the amount determined in accordance with the NAIC Annual
    Statement Instructions) for futures contracts:

                                                         At Year-End                  At End of Each Quarter
                                                         -----------                  ----------------------
                                                                             1st Qtr          2nd Qtr         3rd Qtr
                                                         1           2           3               4               5
   23.01 Hedging................................   $...........   0.000%    $...........    $...........    $...........
   23.02 Income generation......................   $...........   0.000%    $...........    $...........    $...........
   23.03 Replications...........................   $...........   0.000%    $...........    $...........    $...........
   23.04 Other..................................   $...........   0.000%    $...........    $...........    $...........

24. State the amounts and percentages of 10 largest investments included in the
    Write-ins for Invested Assets category included on the Summary Investment
    Schedule:

                         1                                2               3
   24.01 .......................................     $............       0.000%
   24.02 .......................................     $............       0.000%
   24.03 .......................................     $............       0.000%
   24.04 .......................................     $............       0.000%
   24.05 .......................................     $............       0.000%
   24.06 .......................................     $............       0.000%
   24.07 .......................................     $............       0.000%
   24.08 .......................................     $............       0.000%
   24.09 .......................................     $............       0.000%
   24.10 .......................................     $............       0.000%

                                      NONE

                                       25

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Notes to Financial Statements
Statement of Investments as of December 31, 2002

The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial Statements of First Citicorp Life Insurance Company include:

Balance Sheets (statutory basis) as of December 31, 2002 and 2001
Statements of Operations (statutory basis) for the years ended December 31, 2002 and 2001
Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2002 and 2001
Statements of Cash Flows (statutory basis) for the years ended December 31, 2002 and 2001
Notes to Financial Statements (statutory basis)
Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year-ended December 31, 2002
Summary Investment Schedule
Supplemental Investment Risk Interrogatories

(b)	Exhibits

Exhibit Number	Description

1.	Certified resolution of the board of directors of First Citicorp Life Insurance Company (the “Company”) establishing First Citicorp Life Variable Annuity Separate Account (the “Separate Account”).*

2.	Not Applicable.

3.	Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 28, 2001.)

4.	(a). Contract Form.**

5.	Contract Application.**

6(a)	Certificate of Incorporation of the Company.*

6(b)	By-Laws of the Company.*

7.	None.

8(a)	Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.***

8(b)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.***

Exhibit Number	Description

8(c)	Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.***

8(d)	Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.***

8(e)	Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

8(f)	Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 26, 2001.)

9.	Opinion and Consent of Catherine S. Mulholland, Esq.*****

10.	Consent of KPMG LLP, Independent Auditors filed herewith.

11.	Not Applicable.

12.	None.

13.	Schedule for Computation of Each Performance Calculation.****

14.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B. Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71377, filed May 1, 2002.)

*	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1996 (File 33-83354)

**	Incorporated herein by reference to the registrant’s Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 6, 1999 (File 333-71377).

***	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on November 8, 1996 (File 33-83354).

****	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on April 29, 1997 (File 33-83354).

*****	Incorporated herein by reference to the registrant’s Post-Effective Amendment No. 8 to the Registration Statement filed with the Securities and Exchange Commission via Edgarlink on January 29, 1999 (File 333-71377).

Item 25.	Directors and Officers of the Company.

Directors**

Frederick W. Bradley, Jr.	Elizabeth C. Craig

Sue B. Dorn	George C. Kokulis

Glenn D. Lammey	Alice B. Leopold-Benintendi

Marla Berman Lewitus	Kathleen L. Preston

Frederic W. Thomas, Jr.	John M. Walbridge

David A. Tyson

Officers

George C. Kokulis**	President and Chief Executive Officer

Glenn D. Lammey**	Chief Financial Officer

Kathleen L. Preston**	Executive Vice President

Marla Berman Lewitus**	Senior Vice President and General Counsel

David A. Tyson**	Senior Vice President

F. Denney Voss****	Senior Vice President

Gary Condon*	Senior Vice President

Richard Bush**	Vice President - Taxes

David A. Golino**	Vice President and Controller

Donald R. Munson, Jr.**	Vice President

Judith A. Addazio**	Treasurer

Elliot Wohl*	Vice President

Linn K. Richardson**	Second Vice President and Actuary

Ernest J.Wright**	Vice President and Secretary

Kathleen A. McGah**	Assistant Secretary

  Principal Business Address:

*	334 West 34th Street, New York, New York 10011

**	One Cityplace, Hartford, CT 06103-3415

****	307 W. 7th Street, Fort Worth, TX 76102

*****	399 Park Avenue, New York, NY 10048

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract owners

  As of February 28, 2003, there were 2,828 contract owners.

Item 28.	Indemnification

  The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

(a)	The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

(b)	The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

  Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

  The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The

  Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

*	The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location Books and Records

  All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street, New York, New York and One Cityplace, Hartford, Connecticut.

Item 31.	Management Services

  Not applicable.

Item 32.	Undertakings and Representations

(a)	The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b)	The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c)	The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d)	The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)	First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 30th day of April, 2003.

  FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
  (Registrant)

  FIRST CITICORP LIFE INSURANCE COMPANY
  (Depositor)

By:	*GLENN D. LAMMEY
Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

  As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2003.

*FREDERICK W. BRADLEY, JR ______________________________________	Director
(Frederick W. Bradley, Jr.)

*ELIZABETH C. CRAIG ______________________________________	Director
(Elizabeth C. Craig)

*SUE B. DORN ______________________________________	Director
(Sue B. Dorn)

*GEORGE C. KOKULIS ______________________________________	Director, President and Chief Executive
(George C. Kokulis)	Officer (Principal Executive Officer)

*GLENN D. LAMMEY ______________________________________	Director, Chief Financial Officer, Chief
(Glenn D. Lammey)	Accounting Officer (Principal Financial
Officer)
ALICE B. LEOPOLD-BENINTENDI ______________________________________	Director
(Alice B. Leopold-Benintendi)

*MARLA BERMAN LEWITUS ______________________________________	Director
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON ______________________________________	Director
(Kathleen L. Preston)

*FREDERIC W. THOMAS, JR. ______________________________________	Director
(Frederic W. Thomas, Jr.)

*DAVID A. TYSON ______________________________________	Director
(David A. Tyson)

*JOHN M. WALBRIDGE ______________________________________	Director
(John M. Walbridge)

*	By:/s/Ernest J. Wright, Attorney-in-Fact

  EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically